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[LOGO]


LOOMIS SAYLES INVESTMENT TRUST

                           Loomis Sayles California Tax-Free Income Fund
                           Loomis Sayles Core Fixed Income Fund
                           Loomis Sayles Fixed Income Fund
                           Loomis Sayles High Yield Fixed Income Fund
                           Loomis Sayles Intermediate Duration Fixed Income Fund Loomis Sayles Investment Grade Fixed Income Fund Loomis Sayles Provident Fund
                           Loomis Sayles Small Company Growth Fund
                           Loomis Sayles Small Company Value Fund

SEMI-ANNUAL REPORT
MARCH 31, 2000

TABLE OF CONTENTS


Letter from the President                                                  1

Fund and Manager Reviews                                                   3

Portfolio of Investments                                                  21

Statements of Assets and Liabilities                                      73

Statements of Operations                                                  75

Statements of Changes in Net Assets                                       77

Financial Highlights                                                      87

Notes to Financial Statements                                            103

LETTER FROM THE PRESIDENT

[PHOTO]

DANIEL J. FUSS
PRESIDENT AND
PORTFOLIO MANAGER

DEAR SHAREHOLDERS,

The last six months ended March 31, 2000 showed continued strength in the U.S. stock market and changing conditions in the U.S. bond market. The broad bond market finished 1999 on a disappointing note, with rising interest rates and negative returns for most sectors. While short-term rates continued to climb into 2000, the higher-quality, longer-term sectors rebounded somewhat during the first three months of 2000, led in large part by a bounce-back in the U.S. Treasury sector.

At Loomis Sayles, our domestic bond funds successfully persevered through the challenging bond market climate of the past six months. Spreads remained wide throughout the period, which presented us with excellent long-term buying opportunities. Because our expertise is in researching and selecting attractive bonds, we were very comfortable with this environment.

The worst may be over for the bond market, and we're probably already off the bottom. But, because short-term rates may continue to rise for a while, barring a stock market drop, the market shouldn't get away from us on the upside. It's a good time to be gradually buying discount, reasonable credits with fairly long maturities. It's also important to get extra value by emphasizing non-market-related factors. We have to remain cautious with corporate bonds, though, because it's a very competitive market. All in all, it's a better-than-average time to be in the market, particularly if focused on long, discount, non-Treasury securities.

In the equity arena, growth stocks across all capitalization ranges remained on a strong upward course, led by the powerful, high-flying technology sector. A couple of rallies among value stocks were short-lived, and the growth-stock sector emerged as the unrivaled style leader for the period.

As we look ahead, the levels of debt in the economies of the major countries remain a valid concern. As short-term interest rates move up, this may serve as a depressant on the financial markets and a slowing mechanism for the economies. Nevertheless, this one factor alone doesn't seem to be enough to put an end to the economic expansion. In fact, unless the central banks go overboard, there really is no visible factor threatening to clobber the economies.

There are many factors, though, that appear to be dampeners of economic growth, particularly in North America: relatively full employment, rising short-term interest rates and the resulting slowing of private-sector borrowing, and some deterioration in consumer sentiment. Put together, these factors could and should slow the level of economic expansion to something more in line with normal growth.

The magnitude of stock-market leverage also is an important and growing concern in the U.S., Europe and Japan. The Federal Reserve Board has said it won't raise margin requirements, but a market that trends sharply downwards could feed on itself. Those investing in volatile instruments with borrowed money eventually will have to face up to it, and this really could put a damper on the stock market and the economy. Stock market valuations in the U.S., and to a lesser degree in Europe, also remain a concern given the extraordinary returns in the past five years. These are huge markets, and a return to more normalized performance could be disappointing in the future.
If this does occur, though, I suspect it will be a gradual process.

Sincerely,

/s/ Daniel J. Fuss

Daniel J. Fuss
President
Loomis Sayles Investment Trust



LOOMIS SAYLES INVESTMENT TRUST                                                2

FUND AND MANAGER REVIEW

LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND
-------------------------------------------------------------------------------

The Loomis Sayles California Tax-Free Income Fund attempts to achieve a high level of current income exempt from both federal income tax and California personal income tax as consistent with preservation of capital. For the six-month period ended March 31, 2000, the Fund had a total return of 1.57%, as compared to the Fund's benchmark, the Lehman Brothers 5 Year Municipal Bond Index, total return of 1.21%. For the same period, the average California intermediate municipal debt fund, as measured by Lipper Inc., had a total return of 1.80%.

Yields dropped sharply in February and March, especially on longer-term bonds. This was caused by a combination of the U.S. Treasury buy-back program, a slowdown of mutual fund redemptions, and a fairly light municipal supply. Additionally, several large insurance companies are purchasing tax-exempt bonds, so we believe that we expect to earn at least our average coupon (5 1/2%) for the year. The average maturity of the fund now stands at 5.64 years.

The overall quality of the Fund remains high at Aa1. We have reduced our pre/reinsured sector modestly and will look for further opportunities to increase yields by reducing this sector in the second quarter.

ROBERT K. PAYNE IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          Annualized
                                                                                                   ------------------------
                                                                                                                      Since
                                                                6 Months          1 Year           3 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND                    1.57              0.60              4.90            4.91
Lipper California Intermediate Municipal Debt Funds Index(b)     1.82              0.45              4.76            4.81
Lehman Brothers 5 Year Municipal Bond Index(c)                   1.21              0.90              4.72            4.77

[GRAPH]

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

                         Loomis Sayles      Lipper California           Lehman Brothers
                            California           Intermediate                    5 Year
                              Tax-Free              Municipal                 Municipal
                           Income Fund       Debt Funds Index                Bond Index
       6/1/95                  $10,000                $10,000                   $10,000
      6/30/95                   $9,930                 $9,921                   $10,017
      7/31/95                  $10,048                $10,027                   $10,139
      8/31/95                  $10,136                $10,136                   $10,231
      9/30/95                  $10,189                $10,195                   $10,257
     10/31/95                  $10,313                $10,314                   $10,320
     11/30/95                  $10,438                $10,432                   $10,414
     12/31/95                  $10,493                $10,494                   $10,468
      1/31/96                  $10,595                $10,594                   $10,572
      2/29/96                  $10,575                $10,557                   $10,543
      3/31/96                  $10,466                $10,430                   $10,469
      4/30/96                  $10,435                $10,422                   $10,468
      5/31/96                  $10,419                $10,418                   $10,464
      6/30/96                  $10,516                $10,488                   $10,525
      7/31/96                  $10,598                $10,593                   $10,602
      8/31/96                  $10,597                $10,592                   $10,612
      9/30/96                  $10,687                $10,685                   $10,699
     10/31/96                  $10,791                $10,794                   $10,792
     11/30/96                  $10,969                $10,963                   $10,932
     12/31/96                  $10,929                $10,924                   $10,911
      1/31/97                  $10,948                $10,944                   $10,949
      2/28/97                  $11,020                $11,019                   $11,028
      3/31/97                  $10,920                $10,917                   $10,908
      4/30/97                  $10,994                $10,970                   $10,955
      5/31/97                  $11,122                $11,121                   $11,090
      6/30/97                  $11,220                $11,219                   $11,174
      7/31/97                  $11,468                $11,477                   $11,371
      8/31/97                  $11,402                $11,388                   $11,313
      9/30/97                  $11,501                $11,507                   $11,414
     10/31/97                  $11,546                $11,539                   $11,473
     11/30/97                  $11,613                $11,585                   $11,508
     12/31/97                  $11,722                $11,734                   $11,607
      1/31/98                  $11,834                $11,841                   $11,713
      2/28/98                  $11,857                $11,853                   $11,732
      3/31/98                  $11,857                $11,837                   $11,742
      4/30/98                  $11,823                $11,766                   $11,693
      5/31/98                  $11,960                $11,933                   $11,833
      6/30/98                  $11,994                $11,968                   $11,874
      7/31/98                  $12,041                $12,004                   $11,915
      8/31/98                  $12,191                $12,182                   $12,062
      9/30/98                  $12,342                $12,361                   $12,186
     10/31/98                  $12,354                $12,346                   $12,221
     11/30/98                  $12,377                $12,380                   $12,243
     12/31/98                  $12,401                $12,390                   $12,286
      1/31/99                  $12,519                $12,534                   $12,416
      2/28/99                  $12,507                $12,478                   $12,404
      3/31/99                  $12,531                $12,499                   $12,415
      4/30/99                  $12,555                $12,511                   $12,452
      5/31/99                  $12,507                $12,434                   $12,401
      6/30/99                  $12,375                $12,273                   $12,261
      7/31/99                  $12,435                $12,335                   $12,337
      8/31/99                  $12,368                $12,293                   $12,332
      9/30/99                  $12,411                $12,330                   $12,377
     10/31/99                  $12,332                $12,230                   $12,346
     11/30/99                  $12,424                $12,344                   $12,419
     12/31/99                  $12,351                $12,257                   $12,378
      1/31/00                  $12,370                $12,261                   $12,373
      2/29/00                  $12,450                $12,370                   $12,413
      3/31/00                  $12,606                $12,555                   $12,526

                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          Annualized
                                                                                                   ------------------------
                                                                                                                      Since
                                                                6 Months          1 Year           3 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND                   1.57              0.60              4.90              4.58
Lipper California Intermediate Municipal Debt Funds Index(b)    1.82              0.45              4.76              4.76
Lehman Brothers 5 Year Municipal Bond Index(c)                  1.21              0.90              4.72              4.72

[GRAPH]

                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

                       Loomis Sayles        Lipper California               Lehman Brothers
                          California             Intermediate              5 Year Municipal
                            Tax-Free           Municipal Debt                          Bond
                         Income Fund              Funds Index                         Index
      3/31/97                $10,000                  $10,000                       $10,000
      4/30/97                $10,005                  $10,049                       $10,043
      5/31/97                $10,122                  $10,188                       $10,167
      6/30/97                $10,211                  $10,277                       $10,244
      7/31/97                $10,437                  $10,514                       $10,424
      8/31/97                $10,377                  $10,432                       $10,371
      9/30/97                $10,467                  $10,541                       $10,463
     10/31/97                $10,508                  $10,570                       $10,518
     11/30/97                $10,569                  $10,612                       $10,550
     12/31/97                $10,667                  $10,749                       $10,641
      1/31/98                $10,770                  $10,847                       $10,738
      2/28/98                $10,791                  $10,858                       $10,755
      3/31/98                $10,791                  $10,843                       $10,765
      4/30/98                $10,760                  $10,778                       $10,719
      5/31/98                $10,885                  $10,931                       $10,848
      6/30/98                $10,916                  $10,963                       $10,885
      7/31/98                $10,958                  $10,996                       $10,923
      8/31/98                $11,095                  $11,159                       $11,057
      9/30/98                $11,232                  $11,323                       $11,171
     10/31/98                $11,243                  $11,309                       $11,204
     11/30/98                $11,264                  $11,341                       $11,224
     12/31/98                $11,286                  $11,350                       $11,263
      1/31/99                $11,393                  $11,482                       $11,383
      2/28/99                $11,383                  $11,430                       $11,371
      3/31/99                $11,404                  $11,449                       $11,381
      4/30/99                $11,426                  $11,461                       $11,416
      5/31/99                $11,382                  $11,390                       $11,369
      6/30/99                $11,262                  $11,243                       $11,240
      7/31/99                $11,317                  $11,299                       $11,310
      8/31/99                $11,256                  $11,261                       $11,305
      9/30/99                $11,295                  $11,294                       $11,346
     10/31/99                $11,223                  $11,203                       $11,318
     11/30/99                $11,306                  $11,307                       $11,385
     12/31/99                $11,241                  $11,228                       $11,347
      1/31/00                $11,257                  $11,231                       $11,342
      2/29/00                $11,331                  $11,331                       $11,380
      3/31/00                $11,473                  $11,501                       $11,483

The Fund's value may be affected by factors pertaining to the California economy and other factors affecting the ability of issuers of California tax-exempt securities to meet their obligations.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND IS JUNE 1, 1995. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON JUNE 1, 1995 ("INCEPTION"). SINCE LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX AND LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH REGISTRATION DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MARCH 31, 1997.
(b): THE LIPPER CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST FUNDS WITHIN THE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): THE LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX COMPUTED FROM PRICES ON APPROXIMATELY 6,100 BONDS, WITH A MATURITY RANGE OF 4-6 YEARS, CONSISTING OF ROUGHLY 23% REVENUE BONDS, 24% GENERAL OBLIGATION BONDS, 41% INSURED BONDS, AND 12% PREREFUNDED BONDS. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURCE: LEHMAN BROTHERS.


LOOMIS SAYLES INVESTMENT TRUST                                                4

FUND AND MANAGER REVIEW

LOOMIS SAYLES CORE FIXED INCOME FUND
-------------------------------------------------------------------------------

The Loomis Sayles Core Fixed Income Fund attempts to achieve a high total investment return through a combination of current income and capital appreciation. For the six-month period ended March 31, 2000, the Fund had a total return of 1.12%, as compared to the Merrill Lynch Domestic Master Index of 2.17%. For the same period, the average corporate debt funds A-rated, as measured by Lipper Inc., had a total return of 1.63%.

Fixed income markets improved in the first quarter of 2000 after a difficult year in 1999. Long Treasury bonds peaked in mid-January as investors began to look through any remaining Federal Reserve Board interest rate increases to better times ahead. Additionally, federal budget surpluses have caused the U.S. Treasury to take the first steps toward national debt reduction by less issuance and direct repurchases. The combined effect of these two events created a better market for bonds in general and U.S. Treasuries in particular.

Investment grade corporate bonds and mortgage related securities posted positive returns but generally lagged Treasuries, especially in longer maturities. While the weaker performance of these sectors may reflect some negative sentiment in the market, the larger reason may have been that Treasuries were just too popular. High yield corporate bonds were also significant underperformers in the opening months of 2000 as mutual fund outflows put the entire sector under pressure. One bright spot was the Fund's position in Mexico's long government bond, which was upgraded shortly after purchase.

The portfolio is currently positioned with an emphasis on investment grade and high yield corporate bonds in intermediate maturities. Longer bonds in the portfolio are primarily in high quality corporate bonds and U.S. Treasuries. Overall, the portfolio has a lower exposure to interest rate volatility and a strong yield advantage over the market index.

With the bond market off to a good start in 2000 and inflation still under control, investors seem to have already put 1999 behind them. Yield advantages on corporate bonds and mortgage related bonds are near ten-year highs and economic growth continues to provide firm support to corporate earning potential. As such, we believe the fundamentals for corporates and mortgages are attractive and expect them to provide investors superior returns as supply issues in the Treasury market subside.

WILLIAM F. CAMP IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES CORE FIXED INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          Annualized
                                                                                                   ------------------------
                                                                                                                      Since
                                                                6 Months          1 Year           3 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CORE FIXED INCOME FUND                            1.12              0.08              5.81              5.54
Lipper Corporate Debt Funds A-Rated Index(b)                    1.97              0.87              5.92              5.91
Merrill Lynch Domestic Master Index(c)                          2.17              1.95              6.75              6.57
Merrill Lynch Corporate/Government Master Index(c)              2.38              1.86              6.84              6.57

[GRAPH]

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

                    Loomis Sayles
                             Core         Lipper Corporate          Merrill Lynch                 Merrill Lynch
                            Fixed               Debt Funds        Domestic Master          Corporate/Government
                      Income Fund            A-Rated Index                  Index                  Master Index
      4/30/96             $10,000                  $10,000                $10,000                       $10,000
      5/31/96              $9,930                   $9,978                 $9,981                        $9,986
      6/30/96             $10,060                  $10,103                $10,107                       $10,113
      7/31/96             $10,060                  $10,124                $10,136                       $10,137
      8/31/96             $10,030                  $10,096                $10,121                       $10,113
      9/30/96             $10,210                  $10,288                $10,294                       $10,288
     10/31/96             $10,460                  $10,539                $10,521                       $10,524
     11/30/96             $10,680                  $10,755                $10,704                       $10,718
     12/31/96             $10,531                  $10,634                $10,608                       $10,604
      1/31/97             $10,542                  $10,650                $10,638                       $10,618
      2/28/97             $10,573                  $10,687                $10,657                       $10,630
      3/31/97             $10,438                  $10,540                $10,549                       $10,521
      4/30/97             $10,583                  $10,689                $10,710                       $10,677
      5/31/97             $10,666                  $10,788                $10,805                       $10,769
      6/30/97             $10,801                  $10,934                $10,934                       $10,900
      7/31/97             $11,118                  $11,286                $11,230                       $11,231
      8/31/97             $10,983                  $11,143                $11,134                       $11,104
      9/30/97             $11,160                  $11,333                $11,300                       $11,282
     10/31/97             $11,326                  $11,479                $11,466                       $11,469
     11/30/97             $11,367                  $11,533                $11,514                       $11,518
     12/31/97             $11,502                  $11,656                $11,632                       $11,641
      1/31/98             $11,653                  $11,795                $11,786                       $11,810
      2/28/98             $11,620                  $11,774                $11,776                       $11,782
      3/31/98             $11,642                  $11,819                $11,820                       $11,826
      4/30/98             $11,696                  $11,873                $11,878                       $11,878
      5/31/98             $11,815                  $12,001                $11,996                       $12,008
      6/30/98             $11,933                  $12,108                $12,100                       $12,135
      7/31/98             $11,934                  $12,110                $12,126                       $12,146
      8/31/98             $11,999                  $12,218                $12,321                       $12,376
      9/30/98             $12,398                  $12,491                $12,611                       $12,721
     10/31/98             $12,279                  $12,333                $12,556                       $12,651
     11/30/98             $12,376                  $12,467                $12,616                       $12,698
     12/31/98             $12,460                  $12,508                $12,663                       $12,750
      1/31/99             $12,576                  $12,614                $12,753                       $12,842
      2/28/99             $12,251                  $12,334                $12,508                       $12,519
      3/31/99             $12,356                  $12,415                $12,589                       $12,598
      4/30/99             $12,402                  $12,456                $12,635                       $12,639
      5/31/99             $12,229                  $12,314                $12,513                       $12,501
      6/30/99             $12,194                  $12,254                $12,473                       $12,464
      7/31/99             $12,101                  $12,199                $12,423                       $12,428
      8/31/99             $12,101                  $12,166                $12,417                       $12,418
      9/30/99             $12,229                  $12,282                $12,561                       $12,532
     10/31/99             $12,252                  $12,300                $12,599                       $12,556
     11/30/99             $12,263                  $12,309                $12,599                       $12,551
     12/31/99             $12,193                  $12,253                $12,542                       $12,488
      1/31/00             $12,168                  $12,226                $12,509                       $12,484
      2/29/00             $12,267                  $12,356                $12,661                       $12,634
      3/31/00             $12,365                  $12,523                $12,834                       $12,830

                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          Annualized
                                                                                                   ------------------------
                                                                                                                      Since
                                                                6 Months          1 Year           3 Years     Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CORE FIXED INCOME FUND                            1.12              0.08             5.81               5.34
Lipper Corporate Debt Funds A-Rated Index(b)                    1.97              0.87             5.92               5.92
Merrill Lynch Domestic Master Index(c)                          2.17              1.95             6.75               6.75
Merrill Lynch Corporate/Government Master Index(c)              2.38              1.86             6.84               6.84

[GRAPH]

                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

                     Loomis Sayles                                                         Merrill Lynch
                        Core Fixed          Lipper Corporate         Merrill Lynch            Corporate/
                            Income                Debt Funds              Domestic            Government
                              Fund             A-Rated Index          Master Index          Master Index
      3/31/97              $10,000                   $10,000               $10,000               $10,000
      4/30/97              $10,039                   $10,141               $10,152               $10,148
      5/31/97              $10,118                   $10,235               $10,243               $10,235
      6/30/97              $10,246                   $10,374               $10,365               $10,360
      7/31/97              $10,547                   $10,708               $10,646               $10,674
      8/31/97              $10,419                   $10,572               $10,555               $10,553
      9/30/97              $10,586                   $10,753               $10,712               $10,723
     10/31/97              $10,744                   $10,891               $10,870               $10,900
     11/30/97              $10,783                   $10,942               $10,915               $10,947
     12/31/97              $10,911                   $11,058               $11,027               $11,064
      1/31/98              $11,054                   $11,190               $11,173               $11,225
      2/28/98              $11,024                   $11,171               $11,163               $11,198
      3/31/98              $11,044                   $11,213               $11,205               $11,239
      4/30/98              $11,095                   $11,264               $11,260               $11,289
      5/31/98              $11,208                   $11,386               $11,371               $11,412
      6/30/98              $11,320                   $11,488               $11,470               $11,533
      7/31/98              $11,321                   $11,490               $11,495               $11,543
      8/31/98              $11,382                   $11,592               $11,680               $11,761
      9/30/98              $11,761                   $11,851               $11,955               $12,089
     10/31/98              $11,648                   $11,701               $11,903               $12,023
     11/30/98              $11,741                   $11,828               $11,960               $12,067
     12/31/98              $11,820                   $11,867               $12,004               $12,117
      1/31/99              $11,930                   $11,967               $12,089               $12,204
      2/28/99              $11,622                   $11,702               $11,857               $11,897
      3/31/99              $11,721                   $11,779               $11,934               $11,971
      4/30/99              $11,765                   $11,817               $11,977               $12,011
      5/31/99              $11,600                   $11,683               $11,862               $11,880
      6/30/99              $11,567                   $11,626               $11,824               $11,844
      7/31/99              $11,479                   $11,574               $11,777               $11,810
      8/31/99              $11,479                   $11,542               $11,770               $11,800
      9/30/99              $11,600                   $11,652               $11,907               $11,909
     10/31/99              $11,622                   $11,670               $11,944               $11,931
     11/30/99              $11,633                   $11,678               $11,944               $11,927
     12/31/99              $11,566                   $11,625               $11,889               $11,867
      1/31/00              $11,543                   $11,600               $11,858               $11,863
      2/29/00              $11,636                   $11,723               $12,002               $12,006
      3/31/00              $11,730                   $11,882               $12,166               $12,192


High yield securities are subject to a high degree of market and credit risk.
In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES CORE FIXED INCOME FUND IS APRIL 24, 1996. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON APRIL 24, 1996 ("INCEPTION"). SINCE LIPPER CORPORATE DEBT FUNDS A-RATED INDEX, MERRILL LYNCH DOMESTIC MASTER INDEX AND MERRILL LYNCH CORPORATE/GOVERNMENT BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE INCEPTION AND REGISTRATION DATES, COMPARATIVE PERFORMANCE IS PRESENTED FROM APRIL 30, 1996 AND MARCH 31, 1997, RESPECTIVELY.
(b): THE LIPPER CORPORATE DEBT FUNDS A-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE BOND FUNDS A-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): THE FUND CHANGED ITS BENCHMARK INDEX DURING THE PERIOD ENDED MARCH 31, 2000 FROM THE MERRILL LYNCH CORPORATE/GOVERNMENT MASTER INDEX TO THE MERRILL LYNCH DOMESTIC MASTER INDEX ("INDEX"), WHICH IS AN UNMANAGED INDEX COMPRISING OF U.S. INVESTMENT GRADE FIXED INCOME SECURITIES. THE INDEX INCLUDES U.S. TREASURY NOTES AND BONDS, U.S. AGENCY SECURITIES, MORTGAGE PASS-THROUGH SECURITIES, AND CORPORATE SECURITIES. THE MERRILL LYNCH DOMESTIC MASTER INDEX BETTER REPRESENTS THE INVESTMENT STRATEGY OF THE FUND. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURCE: MERRILL LYNCH.


LOOMIS SAYLES INVESTMENT TRUST                                                6

FUND AND MANAGER REVIEW

LOOMIS SAYLES FIXED INCOME FUND
--------------------------------------------------------------------------------

The Loomis Sayles Fixed Income Fund attempts to achieve high total investment return through a combination of current income and capital appreciation. For the six-month period ended March 31, 2000, the Fund had a total return of 6.02%, as compared to the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index, total return of 2.27%. For the same period, the average corporate debt fund BBB-rated, as measured by Lipper Analytical Services, had a total return of 1.88%.

Liquidity remains thin in the bond arena where, in the trailing six months, the market experienced such event risks as fluctuations in interest rates, yield curve inversion, U.S. Treasury buybacks, and government debt surpluses. The close of 1999 had high yield markets offering generous returns while, in contrast, the first quarter of 2000 was subjected to a flight to quality. In addition to this, the Federal Reserve Board raised short interest rates three times by 25 basis points over the period resulting in a contraction of the bellwether 30-year Treasury bond yield to 5.83%. As a result, corporate credit spreads widened due to higher Treasury movers and lack of an appropriate benchmark caused by the yield curve inversion. On the foreign front, emerging markets continued to rally, boosted by Korea's and Mexico's attainment of investment grade status, the successful restructuring of Indonesia and Malaysia, and Brazil's continued strong economy. The Energy and Oil sectors rallied, due to a prolonged climb in oil prices, and convertible bonds continued to add significant value to the Fund, buoyed by a surging equity market. In addition, the Fund has maintained a considerable position in Canadian government and provincial debt bonds, which is due to Canada's strong credit profile and the call-protection these bonds provide.

There has been no change to the strategy of the Fund. We believe that this is a good time for the Fund to opportunistically buy discounted credits with fairly long maturities. In our view, gaining extra value through emphasizing non-market related factors would also prove to be beneficial. The Fund will take a more cautious approach than normal towards corporate credits due to competitive selling pressure and lack of leverage. We believe that the Fund remains well diversified, while offering call protection and a significant yield advantage.

DANIEL J. FUSS IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES FIXED INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                 Annualized
                                                                                     --------------------------------------
                                                                                                                      Since
                                                     6 Months          1 Year        3 Years          5 Years  Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND                         6.02           4.64          7.99               11.03        11.62
Lipper Corporate Debt Funds BBB-Rated Index(b)          2.15           0.94          5.83                7.08         7.48
Lehman Brothers Government/Corporate
   Bond Index(c)                                        2.27           1.70          6.79                7.13         7.51

[GRAPH]

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

                          Loomis Sayles                                           Lehman Brothers
                                  Fixed           Lipper Corporate           Government/Corporate
                                 Income                 Debt Funds                           Bond
                                   Fund            BBB-Rated Index                          Index
       1/31/95                  $10,000                    $10,000                        $10,000
       2/28/95                  $10,320                    $10,228                        $10,232
       3/31/95                  $10,500                    $10,309                        $10,301
       4/30/95                  $10,810                    $10,494                        $10,444
       5/31/95                  $11,380                    $10,947                        $10,882
       6/30/95                  $11,550                    $11,030                        $10,969
       7/31/95                  $11,540                    $11,004                        $10,927
       8/31/95                  $11,770                    $11,166                        $11,066
       9/30/95                  $12,100                    $11,296                        $11,179
      10/31/95                  $12,140                    $11,447                        $11,343
      11/30/95                  $12,440                    $11,635                        $11,530
      12/31/95                  $12,742                    $11,827                        $11,700
       1/31/96                  $12,995                    $11,922                        $11,772
       2/29/96                  $12,626                    $11,671                        $11,523
       3/31/96                  $12,563                    $11,585                        $11,426
       4/30/96                  $12,447                    $11,511                        $11,347
       5/31/96                  $12,563                    $11,504                        $11,328
       6/30/96                  $12,721                    $11,635                        $11,480
       7/31/96                  $12,700                    $11,664                        $11,506
       8/31/96                  $12,869                    $11,658                        $11,478
       9/30/96                  $13,269                    $11,892                        $11,682
      10/31/96                  $13,693                    $12,177                        $11,955
      11/30/96                  $14,211                    $12,449                        $12,175
      12/31/96                  $13,986                    $12,328                        $12,039
       1/31/97                  $14,032                    $12,367                        $12,054
       2/28/97                  $14,229                    $12,438                        $12,079
       3/31/97                  $14,067                    $12,246                        $11,935
       4/30/97                  $14,218                    $12,427                        $12,110
       5/31/97                  $14,565                    $12,569                        $12,223
       6/30/97                  $14,878                    $12,756                        $12,370
       7/31/97                  $15,556                    $13,198                        $12,748
       8/31/97                  $15,250                    $13,023                        $12,605
       9/30/97                  $15,698                    $13,252                        $12,803
      10/31/97                  $15,733                    $13,386                        $13,008
      11/30/97                  $15,851                    $13,452                        $13,077
      12/31/97                  $15,860                    $13,596                        $13,214
       1/31/98                  $16,049                    $13,770                        $13,400
       2/28/98                  $16,187                    $13,765                        $13,373
       3/31/98                  $16,427                    $13,834                        $13,414
       4/30/98                  $16,490                    $13,894                        $13,482
       5/31/98                  $16,502                    $14,013                        $13,627
       6/30/98                  $16,515                    $14,115                        $13,765
       7/31/98                  $16,372                    $14,104                        $13,776
       8/31/98                  $15,258                    $14,002                        $14,045
       9/30/98                  $15,789                    $14,291                        $14,447
      10/31/98                  $15,625                    $14,114                        $14,345
      11/30/98                  $16,460                    $14,375                        $14,430
      12/31/98                  $16,447                    $14,411                        $14,466
       1/31/99                  $16,723                    $14,536                        $14,569
       2/28/99                  $16,391                    $14,222                        $14,222
       3/31/99                  $16,930                    $14,380                        $14,293
       4/30/99                  $17,455                    $14,483                        $14,328
       5/31/99                  $17,068                    $14,288                        $14,180
       6/30/99                  $16,972                    $14,213                        $14,136
       7/31/99                  $16,723                    $14,141                        $14,097
       8/31/99                  $16,585                    $14,089                        $14,086
       9/30/99                  $16,709                    $14,210                        $14,213
      10/31/99                  $16,751                    $14,238                        $14,250
      11/30/99                  $16,861                    $14,272                        $14,242
      12/31/99                  $17,064                    $14,249                        $14,155
       1/31/00                  $17,004                    $14,208                        $14,151
       2/28/00                  $17,523                    $14,382                        $14,329
       3/31/00                  $17,715                    $14,515                        $14,536

                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                      Annualized
                                                                                            -------------------------------
                                                                                                                      Since
                                                             6 Months          1 Year        3 Years        Registration(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES FIXED INCOME FUND                                6.02             4.64          7.99                    7.49
Lipper Corporate Debt Funds BBB-Rated Index(b)                 2.15             0.94          5.83                    5.83
Lehman Brothers Government/Corporate Bond Index(c)             2.27             1.70          6.79                    6.79

[GRAPH]

                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

                       Loomis
                       Sayles                                            Lehman Brothers
                        Fixed          Lipper Corporate             Government/Corporate
                       Income                Debt Funds                             Bond
                         Fund           BBB-Rated Index                            Index
        3/31/97       $10,000                   $10,000                          $10,000
        4/30/97       $10,016                   $10,148                          $10,146
        5/31/97       $10,261                   $10,264                          $10,241
        6/30/97       $10,481                   $10,417                          $10,364
        7/31/97       $10,959                   $10,777                          $10,681
        8/31/97       $10,743                   $10,634                          $10,561
        9/30/97       $11,058                   $10,821                          $10,727
       10/31/97       $11,083                   $10,931                          $10,899
       11/30/97       $11,166                   $10,985                          $10,956
       12/31/97       $11,173                   $11,103                          $11,071
        1/31/98       $11,306                   $11,244                          $11,227
        2/28/98       $11,403                   $11,240                          $11,205
        3/31/98       $11,572                   $11,297                          $11,239
        4/30/98       $11,616                   $11,346                          $11,296
        5/31/98       $11,625                   $11,443                          $11,417
        6/30/98       $11,634                   $11,527                          $11,533
        7/31/98       $11,533                   $11,518                          $11,542
        8/31/98       $10,748                   $11,434                          $11,768
        9/30/98       $11,123                   $11,670                          $12,104
       10/31/98       $11,007                   $11,526                          $12,019
       11/30/98       $11,596                   $11,739                          $12,090
       12/31/98       $11,586                   $11,768                          $12,120
        1/31/99       $11,781                   $11,870                          $12,206
        2/28/99       $11,547                   $11,614                          $11,916
        3/31/99       $11,927                   $11,743                          $11,975
        4/30/99       $12,297                   $11,827                          $12,005
        5/31/99       $12,024                   $11,668                          $11,881
        6/30/99       $11,956                   $11,606                          $11,844
        7/31/99       $11,781                   $11,548                          $11,811
        8/31/99       $11,684                   $11,505                          $11,802
        9/30/99       $11,771                   $11,604                          $11,908
       10/31/99       $11,801                   $11,627                          $11,939
       11/30/99       $11,878                   $11,655                          $11,932
       12/31/99       $12,021                   $11,636                          $11,860
        1/31/00       $11,979                   $11,602                          $11,856
        2/28/00       $12,344                   $11,745                          $12,005
        3/31/00       $12,480                   $11,853                          $12,179


Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES FIXED INCOME FUND IS JANUARY 17, 1995. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON JANUARY 17, 1995 ("INCEPTION"). SINCE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE INCEPTION AND REGISTRATION DATES, COMPARATIVE PERFORMANCE IS PRESENTED FROM JANUARY 31, 1995 AND MARCH 31, 1997, RESPECTIVELY.
(b): THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE BBB-RATED FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX WHICH IS A COMPOSITE OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURE: LEHMAN BROTHERS.

LOOMIS SAYLES INVESTMENT TRUST                                                8

FUND AND MANAGER REVIEW

LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND
--------------------------------------------------------------------------------

The Loomis Sayles High Yield Fixed Income Fund attempts to achieve high total investment return through a combination of current income and capital appreciation. For the six-month period ended March 31, 2000, the Fund had a total return of 10.20%, as compared to the Fund's benchmark, the Merrill Lynch High Yield Master Index, total return of -0.74%. For the same period, the average high current yield fund, as measured by Lipper Analytical Services, had a total return of 1.27%.

There were no major shifts in portfolio strategy during the period and the Fund performed well due to its non-market relatedness (low interest rate sensitivity, high coupon and yield, and short maturity), its equity-related holdings, and the continued surge of emerging market issues. In the first three months there was apprehension with the approach of Y2K, the threat of inflation, fluctuations in interest rates, rising yields and decreased liquidity in the secondary markets. The most recent three months witnessed yield curve inversion, U.S. Treasury buybacks, and government debt surpluses. To add to this, the Federal Reserve Board raised interest rates by 25 basis points three times over the period. On the foreign front, the emerging markets continued to rally, boosted by Korea's attainment of investment grade status, the successful restructuring of Indonesian and Malaysian economies, Mexico's upgrade to investment grade status, and Brazil's continued strong economic numbers. The Energy and Oil sectors rallied, due to a prolonged climb in oil prices, and convertible securities continued to add significant value to the Fund, buoyed by a surging equity market. The Fund performed admirably well by continuing to stress its bottom-up approach, diversifying across numerous sectors, and concentrating on convertible securities and Yankee bonds (foreign issues denominated in U.S. dollars).

The Fund's outperformance over the past six months, in general, has been the result of the recovery of emerging markets and strength in convertible securities. It was also positively affected by the return to liquidity to many of the smaller, less-known bonds we hold, in addition to some successful issue and sector selections. As of March 31, 2000, the top holdings were RCN Corp. (2.4%), Teligent, Inc. (2.2%), Republic of Peru (2.2%), and Republic of Venezuela (2.1%). We believe that the Fund remains well diversified, and has good call protection and moderate upgrade potential.

DANIEL J. FUSS IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Annualized
                                                                                               ----------------------------
                                                                                                                      Since
                                                             6 Months          1 Year          3 Years         Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND                    10.20            11.93           6.47                   6.53
Lipper High Current Yield Funds Index(b)                       1.13             0.00           5.12                   6.46
Merrill Lynch High Yield Master Index(c)                      -0.74            -1.33           4.90                   6.35

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

EDGAR REPRESENTATION OF PLOT POINTS USED FOR PRINTED GRAPHIC

                      Loomis Sayles         Lipper High   Merrill Lynch
                         High Yield       Current Yield      High Yield
                       Fixed Income               Funds          Master
                               Fund               Index           Index
         6/30/96            $10,000             $10,000         $10,000
         7/31/96             $9,970             $10,046         $10,068
         8/31/96            $10,110             $10,208         $10,172
         9/30/96            $10,380             $10,474         $10,390
        10/31/96            $10,440             $10,524         $10,504
        11/30/96            $10,740             $10,705         $10,716
        12/31/96            $10,764             $10,837         $10,799
         1/31/97            $10,817             $10,944         $10,882
         2/28/97            $10,732             $11,128         $11,034
         3/31/97            $10,552             $10,887         $10,912
         4/30/97            $10,689             $10,980         $11,036
         5/31/97            $11,007             $11,270         $11,258
         6/30/97            $11,219             $11,463         $11,430
         7/31/97            $11,781             $11,769         $11,704
         8/31/97            $11,770             $11,796         $11,684
         9/30/97            $12,130             $12,082         $11,877
        10/31/97            $11,770             $12,034         $11,956
        11/30/97            $11,823             $12,122         $12,069
        12/31/97            $11,715             $12,265         $12,184
         1/31/98            $11,878             $12,503         $12,365
         2/28/98            $12,112             $12,621         $12,416
         3/31/98            $12,497             $12,804         $12,523
         4/30/98            $12,462             $12,844         $12,583
         5/31/98            $12,123             $12,829         $12,670
         6/30/98            $11,843             $12,852         $12,733
         7/31/98            $11,699             $12,940         $12,806
         8/31/98             $9,922             $11,954         $12,253
         9/30/98             $9,898             $11,882         $12,278
        10/31/98             $9,887             $11,612         $12,076
        11/30/98            $10,834             $12,294         $12,626
        12/31/98            $10,676             $12,256         $12,630
         1/31/99            $10,937             $12,478         $12,755
         2/28/99            $10,868             $12,427         $12,658
         3/31/99            $11,377             $12,646         $12,767
         4/30/99            $12,092             $12,974         $12,966
         5/31/99            $11,748             $12,727         $12,876
         6/30/99            $11,927             $12,729         $12,852
         7/31/99            $11,831             $12,733         $12,871
         8/31/99            $11,583             $12,604         $12,746
         9/30/99            $11,556             $12,506         $12,692
        10/31/99            $11,831             $12,469         $12,617
        11/30/99            $12,106             $12,689         $12,762
        12/31/99            $12,383             $12,842         $12,829
         1/31/00            $12,337             $12,779         $12,765
         2/29/00            $12,719             $12,869         $12,776
         3/31/00            $12,734             $12,647         $12,597

                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                     Annualized
                                                                                              -----------------------------
                                                                                                                      Since
                                                             6 Months          1 Year         3 Years       Registration(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND                    10.20             11.93         6.47                    5.87
Lipper High Current Yield Funds Index(b)                       1.13              0.00         5.12                    5.12
Merrill Lynch High Yield Master Index(c)                      -0.74             -1.33         4.90                    4.90
                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

EDGAR REPRESENTATION OF PLOT POINTS USED FOR PRINTED GRAPHIC

                          Loomis Sayles                                Merrill Lynch
                             High Yield          Lipper High              High Yield
                                  Fixed        Current Yield                  Master
                            Income Fund          Funds Index                   Index
        3/31/97                 $10,000              $10,000                 $10,000
        4/30/97                 $10,000              $10,085                 $10,114
        5/31/97                 $10,297              $10,352                 $10,318
        6/30/97                 $10,496              $10,529                 $10,475
        7/31/97                 $11,021              $10,810                 $10,726
        8/31/97                 $11,011              $10,835                 $10,707
        9/30/97                 $11,348              $11,097                 $10,885
       10/31/97                 $11,011              $11,054                 $10,957
       11/30/97                 $11,061              $11,134                 $11,061
       12/31/97                 $10,959              $11,265                 $11,166
        1/31/98                 $11,112              $11,484                 $11,332
        2/28/98                 $11,331              $11,592                 $11,379
        3/31/98                 $11,691              $11,760                 $11,477
        4/30/98                 $11,658              $11,797                 $11,531
        5/31/98                 $11,342              $11,784                 $11,611
        6/30/98                 $11,080              $11,805                 $11,669
        7/31/98                 $10,945              $11,885                 $11,736
        8/31/98                  $9,282              $10,980                 $11,229
        9/30/98                  $9,260              $10,914                 $11,252
       10/31/98                  $9,249              $10,666                 $11,067
       11/30/98                 $10,141              $11,292                 $11,571
       12/31/98                  $9,987              $11,257                 $11,575
        1/31/99                 $10,232              $11,461                 $11,689
        2/28/99                 $10,167              $11,415                 $11,600
        3/31/99                 $10,643              $11,616                 $11,700
        4/30/99                 $11,312              $11,916                 $11,883
        5/31/99                 $10,991              $11,690                 $11,800
        6/30/99                 $11,158              $11,692                 $11,778
        7/31/99                 $11,068              $11,695                 $11,796
        8/31/99                 $10,836              $11,577                 $11,680
        9/30/99                 $10,810              $11,487                 $11,631
       10/31/99                 $11,068              $11,453                 $11,563
       11/30/99                 $11,325              $11,655                 $11,695
       12/31/99                 $11,584              $11,795                 $11,757
        1/31/00                 $11,541              $11,738                 $11,698
        2/29/00                 $11,898              $11,821                 $11,708
        3/31/00                 $11,913              $11,616                 $11,545

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND IS JUNE 5, 1996. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON JUNE 5, 1996 ("INCEPTION"). SINCE LIPPER HIGH CURRENT YIELD FUNDS INDEX AND MERRILL LYNCH HIGH YIELD MASTER INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE INCEPTION AND REGISTRATION DATES, COMPARATIVE PERFORMANCE IS PRESENTED FROM JUNE 30, 1996 AND MARCH 31, 1997, RESPECTIVELY.
(b): THE LIPPER HIGH CURRENT YIELD FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE HIGH CURRENT YIELD FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): THE MERRILL LYNCH HIGH YIELD MASTER INDEX IS AN UNMANAGED INDEX CONSISTING OF ISSUES OF PUBLICLY PLACED NON-CONVERTIBLE COUPON BEARING U.S. DOMESTIC DEBT AND MUST CARRY A TERM TO MATURITY OF AT LEAST ONE YEAR. PAR AMOUNTS OUTSTANDING MUST BE NO LESS THAN $10 MILLION AT THE START AND AT THE CLOSE OF THE PERFORMANCE MEASUREMENT PERIOD. ISSUES MUST BE RATED BY STANDARD & POOR'S OR BY MOODY'S AS LESS THAN INVESTMENT GRADE (I.E., BBB OR BAA) BUT NOT IN DEFAULT (I.E., DDI OR LESS). THE INDEX EXCLUDES FLOATING RATE DEBT EQUIPMENT TRUST BOND CERTIFICATES AND TITLE II SECURITIES. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURCE: MERRILL LYNCH.


LOOMIS SAYLES INVESTMENT TRUST                                                10

FUND AND MANAGER REVIEW

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
-------------------------------------------------------------------------------

The Loomis Sayles Intermediate Duration Fixed Income Fund attempts to achieve high total investment return through a combination of current income and capital appreciation. For the six-month period ended March 31, 2000, the Fund had a total return of 2.57%, as compared to the Fund's benchmark, the Lehman Brothers Government/Corporate Intermediate Bond Index, total return of 1.56%. For the same period, the average intermediate investment grade debt fund, as measured by Lipper Inc. had a total return of 1.61%.

The fiscal year began with apprehensions of Y2K, the threat of inflation, fluctuations in interest rates, rising yields and decreased liquidity in the secondary markets. With an equity-driven environment and a flattening yield curve, bond market sentiment was negative. Then new millennium witnessed yield curve inversion, U.S. Treasury buybacks, and government debt surpluses. While Treasury bond prices moved higher, corporate securities lagged. Corporate yield spreads moved significantly wider as investors in this sector established a more defensive posture in response to increasing concerns about event risk and liquidity. Importantly, the wider spreads in the corporate sector largely reflect diminished demand from traditional buyers rather than a broad deterioration in average credit quality.

Oil and gas sectors had positive returns as higher oil prices boosted the industry. Yankee bonds (foreign issues denominated in U.S. dollars) proved to be beneficial to performance, in particular Industrial Finance Corp. of Thailand. Agency markets were unsettled as a result of recent talk of tighter regulations on government-sponsored enterprises (GSEs). Investors pulled money away from agency debt and moved to U.S. Treasury securities resulting in a widening of agency spreads.


The wider corporate bond yield spreads, which materialized during March, have created several interesting "buy" opportunities. Since the Fund has a "value" orientation, we are constantly seeking securities which we believe are priced below their intrinsic values based on our internal fundamental analysis. We believe that the lagging performance of corporate bonds relative to Treasury securities has resulted in more attractive valuations for this sector of the market. We will continue to focus on identifying undervalued credits in an attempt to create a flexible balance between high current income with the potential for capital appreciation.


ANTHONY J. WILKINS IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES
INTERMEDIATE DURATION FIXED INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Annualized
                                                                                                             --------------
                                                                                                                      Since
                                                                                     6 Months    1 Year        Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND                                2.57        3.53                3.74
Lipper Intermediate Investment Grade Debt Funds Index(b)                             1.77        1.38                3.39
Lehman Brothers Government/Corporate Intermediate Bond Index(c)                      1.56        2.09                4.09

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

EDGAR REPRESENTATION OF PLOT POINTS USED FOR PRINTED GRAPHIC

                          Loomis Sayles        Lipper Intermediate                Lehman Brothers
                  Intermediate Duration                 Investment           Government/Corporate
                           Fixed Income                 Grade Debt                  Intermediaite
                                   Fund                Funds Index                     Bond Index
    1/31/98                     $10,000                    $10,000                        $10,000
    2/28/98                     $10,040                     $9,986                         $9,992
    3/31/98                     $10,080                    $10,022                        $10,024
    4/30/98                     $10,121                    $10,069                        $10,075
    5/31/98                     $10,181                    $10,160                        $10,149
    6/30/98                     $10,212                    $10,241                        $10,213
    7/31/98                     $10,253                    $10,262                        $10,249
    8/31/98                     $10,150                    $10,401                        $10,410
    9/30/98                     $10,191                    $10,634                        $10,672
   10/31/98                     $10,211                    $10,548                        $10,662
   11/30/98                     $10,305                    $10,601                        $10,661
   12/31/98                     $10,321                    $10,646                        $10,704
    1/31/99                     $10,417                    $10,712                        $10,762
    2/28/99                     $10,321                    $10,521                        $10,604
    3/31/99                     $10,460                    $10,604                        $10,683
    4/30/99                     $10,578                    $10,693                        $10,716
    5/31/99                     $10,427                    $10,531                        $10,634
    6/30/99                     $10,460                    $10,495                        $10,641
    7/31/99                     $10,438                    $10,458                        $10,632
    8/31/99                     $10,415                    $10,447                        $10,640
    9/30/99                     $10,559                    $10,562                        $10,739
   10/31/99                     $10,592                    $10,578                        $10,767
   11/30/99                     $10,648                    $10,591                        $10,780
   12/31/99                     $10,659                    $10,542                        $10,745
    1/31/00                     $10,625                    $10,505                        $10,705
    2/28/00                     $10,727                    $10,619                        $10,794
    3/31/00                     $10,830                    $10,750                        $10,906

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.


NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND IS JANUARY 28, 1998. SINCE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE INCEPTION DATE, COMPARATIVE PERFORMACE IS PRESENTED FROM JANUARY 31, 1998.
(b): THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INTERMEDIATE BOND INDEX IS AN UNMANAGED INDEX CONSISTING OF THOSE BONDS HELD WITHIN THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX WHICH HAVE AN AVERAGE MATURITY OF 1-10 YEARS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX CONSISTS OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES AND GREATER THAN 1 MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURCE: LEHMAN BROTHERS.


LOOMIS SAYLES INVESTMENT TRUST                                                12

FUND AND MANAGER REVIEW

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
-------------------------------------------------------------------------------

The Loomis Sayles Investment Grade Fixed Income Fund attempts to achieve high total investment return through a combination of current income and capital appreciation. For the six-month period ended March 31, 2000, the Fund had a total return of 5.56%, as compared to the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index, total return of 2.27%. For the same period, the average corporate debt fund BBB-rated, as measured by Lipper Inc., had a total return of 1.88%.

There were no changes in portfolio strategy over the period and the Fund maintains its long-term investment strategy of buying longer, discounted corporate bonds for the added yield and call protection they provide. During the first three months of the fiscal year, there was apprehension with the approach of Y2K, the threat of inflation, fluctuations in interest rates, rising yields and decreased liquidity in the secondary markets. The most recent three months witnessed yield curve inversion, U.S. Treasury buybacks, and government debt surpluses. To add to this, the Federal Reserve Board raised interest rates by 25 basis points three times over the period. On the foreign front, the emerging markets continued to rally, boosted by Korea's attainment of investment grade status, the successful restructuring of Indonesian and Malaysian economies, Mexico's upgrade to investment grade status, and Brazil's continued strong economy. The Energy and Oil sectors rallied, due to a prolonged climb in oil prices, and convertible securities continued to add significant value to the Fund, buoyed by a surging equity market. The Fund performed admirably well by continuing to stress its bottom-up approach, diversifying across numerous sectors, and concentrating on convertibles and Yankee bonds (foreign issues denominated in U.S. dollars).

The Fund's outperformance over the past six months can be attributed to its large positions in convertible securities, emerging markets securities, and Yankee bonds. It was also positively affected by the return of liquidity to many of the smaller, less-known issues we hold, in addition to some successful issue and sector selections. As of March 31, 2000, the top holdings were Loews Corp. (3.5%); Canadian Government (3.5%); Tenaga Nasional Berhad (2.9%); and Atlas Air Inc. (2.3%). We believe that the Fund remains well diversified and has good call protection and moderate upgrade potential.

DANIEL J. FUSS IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    Annualized
                                                                                   ----------------------------------------
                                                                                                                      Since
                                                      6 Months       1 Year        3 Years      5 Years        Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE
   FIXED INCOME FUND                                  5.56           3.96          7.36         10.37                10.35
Lipper Corporate Debt Funds BBB-Rated Index(b)        2.15           0.94          5.83          7.08                 7.11
Lehman Brothers Government/Corporate
   Bond Index(c)                                      2.27           1.70          6.79          7.13                 7.23

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

EDGAR REPRESENTATION OF PLOT POINTS USED FOR PRINTED GRAPHIC

                     Loomis Sayles
                        Investment       Lipper Corporate          Lehman Brothers
                       Grade Fixed             Debt Funds         Government/Corp.
                       Income Fund        BBB-Rated Index              Bond Index
          7/1/94           $10,000                $10,000                  $10,000
         7/31/94           $10,120                $10,171                  $10,200
         8/31/94           $10,310                $10,211                  $10,204
         9/30/94           $10,078                $10,070                  $10,050
        10/31/94            $9,987                $10,038                  $10,038
        11/30/94            $9,915                $10,011                  $10,020
        12/31/94            $9,974                $10,061                  $10,086
         1/31/95           $10,152                $10,224                  $10,280
         2/28/95           $10,573                $10,457                  $10,519
         3/31/95           $10,753                $10,539                  $10,589
         4/30/95           $11,051                $10,729                  $10,737
         5/31/95           $11,618                $11,192                  $11,187
         6/30/95           $11,822                $11,276                  $11,276
         7/31/95           $11,745                $11,250                  $11,233
         8/31/95           $11,964                $11,415                  $11,376
         9/30/95           $12,270                $11,549                  $11,492
        10/31/95           $12,435                $11,703                  $11,661
        11/30/95           $12,755                $11,895                  $11,853
        12/31/95           $12,989                $12,091                  $12,027
         1/31/96           $13,214                $12,189                  $12,102
         2/29/96           $12,909                $11,932                  $11,845
         3/31/96           $12,909                $11,844                  $11,746
         4/30/96           $12,806                $11,769                  $11,665
         5/31/96           $12,874                $11,761                  $11,646
         6/30/96           $13,071                $11,895                  $11,801
         7/31/96           $13,106                $11,925                  $11,829
         8/31/96           $13,187                $11,919                  $11,800
         9/30/96           $13,598                $12,158                  $12,009
        10/31/96           $14,166                $12,449                  $12,290
        11/30/96           $14,665                $12,727                  $12,516
        12/31/96           $14,406                $12,604                  $12,376
         1/31/97           $14,382                $12,644                  $12,391
         2/28/97           $14,529                $12,716                  $12,417
         3/31/97           $14,233                $12,520                  $12,270
         4/30/97           $14,444                $12,705                  $12,449
         5/31/97           $14,683                $12,850                  $12,565
         6/30/97           $14,959                $13,042                  $12,716
         7/31/97           $15,722                $13,493                  $13,105
         8/31/97           $15,276                $13,314                  $12,958
         9/30/97           $15,687                $13,548                  $13,162
        10/31/97           $15,829                $13,686                  $13,373
        11/30/97           $15,855                $13,753                  $13,443
        12/31/97           $15,932                $13,900                  $13,584
         1/31/98           $16,105                $14,077                  $13,776
         2/28/98           $16,198                $14,072                  $13,748
         3/31/98           $16,372                $14,144                  $13,790
         4/30/98           $16,412                $14,204                  $13,859
         5/31/98           $16,521                $14,326                  $14,008
         6/30/98           $16,535                $14,431                  $14,151
         7/31/98           $16,326                $14,420                  $14,162
         8/31/98           $15,469                $14,315                  $14,439
         9/30/98           $15,927                $14,610                  $14,852
        10/31/98           $15,788                $14,430                  $14,747
        11/30/98           $16,365                $14,697                  $14,835
        12/31/98           $16,463                $14,733                  $14,871
         1/31/99           $16,780                $14,861                  $14,977
         2/28/99           $16,520                $14,540                  $14,621
         3/31/99           $16,942                $14,702                  $14,693
         4/30/99           $17,352                $14,807                  $14,730
         5/31/99           $17,028                $14,607                  $14,578
         6/30/99           $16,859                $14,531                  $14,532
         7/31/98           $16,627                $14,457                  $14,492
         8/31/99           $16,558                $14,404                  $14,480
         9/30/99           $16,685                $14,528                  $14,611
        10/31/99           $16,634                $14,556                  $14,649
        11/30/99           $16,748                $14,591                  $14,641
        12/31/99           $16,872                $14,568                  $14,552
         1/31/00           $16,864                $14,525                  $14,548
         2/28/00           $17,355                $14,704                  $14,730
         3/31/00           $17,613                $14,839                  $14,943


                                                                             AVERAGE RETURNS(%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Annualized
                                                                                             ------------------------------
                                                                                                                      Since
                                                                   6 Months      1 Year      3 Years        Registration(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND                   5.56          3.96        7.36                     6.62
Lipper Corporate Debt Funds BBB-Rated Index(b)                     2.15          0.94        5.83                     5.83
Lehman Brothers Government/Corporate Bond Index(c)                 2.27          1.70        6.79                     6.79

                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

EDGAR REPRESENTATION OF PLOT POINTS USED FOR PRINTED GRAPHIC

                          Loomis Sayles                                       Lehman Brothers
                             Investment              Lipper Corporate        Government/Corp.
                            Grade Fixed                    Debt Funds                    Bond
                            Income Fund               BBB-Rated Index                   Index
        3/31/97                 $10,000                       $10,000                 $10,000
        4/30/97                  $9,984                       $10,148                 $10,146
        5/31/97                 $10,149                       $10,264                 $10,241
        6/30/97                 $10,340                       $10,417                 $10,364
        7/31/97                 $10,867                       $10,777                 $10,681
        8/31/97                 $10,559                       $10,634                 $10,561
        9/30/97                 $10,843                       $10,821                 $10,727
       10/31/97                 $10,941                       $10,931                 $10,899
       11/30/97                 $10,959                       $10,985                 $10,956
       12/31/97                 $11,012                       $11,103                 $11,071
        1/31/98                 $11,132                       $11,244                 $11,227
        2/28/98                 $11,196                       $11,240                 $11,205
        3/31/98                 $11,316                       $11,297                 $11,239
        4/30/98                 $11,344                       $11,346                 $11,296
        5/31/98                 $11,419                       $11,443                 $11,417
        6/30/98                 $11,429                       $11,527                 $11,533
        7/31/98                 $11,284                       $11,518                 $11,542
        8/31/98                 $10,692                       $11,434                 $11,768
        9/30/98                 $11,009                       $11,670                 $12,104
       10/31/98                 $10,913                       $11,526                 $12,019
       11/30/98                 $11,312                       $11,739                 $12,090
       12/31/98                 $11,379                       $11,768                 $12,120
        1/31/99                 $11,599                       $11,870                 $12,206
        2/28/99                 $11,419                       $11,614                 $11,916
        3/31/99                 $11,711                       $11,743                 $11,975
        4/30/99                 $11,995                       $11,827                 $12,005
        5/31/99                 $11,770                       $11,668                 $11,881
        6/30/99                 $11,653                       $11,606                 $11,844
        7/31/99                 $11,493                       $11,548                 $11,811
        8/31/99                 $11,446                       $11,505                 $11,802
        9/30/99                 $11,533                       $11,604                 $11,908
       10/31/99                 $11,498                       $11,627                 $11,939
       11/30/99                 $11,577                       $11,655                 $11,932
       12/31/99                 $11,663                       $11,636                 $11,860
        1/31/00                 $11,657                       $11,602                 $11,856
        2/28/00                 $11,996                       $11,745                 $12,005
        3/31/00                 $12,175                       $11,853                 $12,179

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND IS JULY 1, 1994. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON JULY 1, 1994 ("INCEPTION"). SINCE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE REGISTRATION DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MARCH 31, 1997.
(b): THE LIPPER CORPORATE DEBT FUNDS BBB-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE BBB RATED FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX WHICH IS A COMPOSITE OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS. SOURCE: LEHMAN BROTHERS.


LOOMIS SAYLES INVESTMENT TRUST                                                14

FUND AND MANAGER REVIEW

LOOMIS SAYLES PROVIDENT FUND
-------------------------------------------------------------------------------

The Loomis Sayles Provident Fund attempts to achieve long-term growth of capital. For the six-month period ended March 31, 2000, the Fund had a total return of 22.31%, as compared to the Fund's benchmark, the S&P 500 Index total return of 17.51%. For the same period, the average large-cap core funds, as measured by Lipper Analytical Services, had a total return of 21.66%

The fourth quarter of 1999 began with a continuation of the same trends that made the third quarter so difficult with the strengthening world economy and the huge trade deficit putting the dollar, the bond market, and the stock market under pressure. Our strategy of reduced exposure to very highly valued technology stocks and an above normal position in cash was looking good. All this changed on Monday, October 18th, when the Commerce Department reported the August trade deficit at $24.1 billion versus a consensus expectation of $25.0 billion, flat with the July number. This launched a powerful rally in the bond market and a technology driven run in the stock market. A week later a less robust than expected September durable goods orders and a Labor Department report showing almost no growth in wages fueled further gains in both the bond and the stock markets. Although the bond market rally lasted only a month and has since far more than retraced itself, stocks continued to set new highs for the remainder of the year.

This year the first quarter began with an abrupt reversal of the pattern of strength in technology stocks and weakness in nearly everything else which characterized the fourth quarter from mid-October on. From a fundamental perspective this shift made sense. Valuations of technology stocks had reached levels that were all but impossible to rationalize while the gathering strength of the world economy and the success of OPEC in stabilizing oil prices made other sectors more attractive. However, this new pattern did not prevail for very long into January. As 401(k) plan participants and defined benefit plan sponsors shifted assets from more diversified and/or value oriented managers to technology sector funds and growth managers with a heavy emphasis on technology, the market reverted to its earlier pattern with technology once again the unchallenged leader.

By beginning the quarter with a slightly greater than market weighting of 32% in technology, cutting back as that sector began to decline, and first reducing and then rebuilding positions in the more cyclical sectors, we were able to keep the Provident Fund ahead of this treacherous market. Several technology stocks including Corning Glassworks, Analog Devices, Advanced Micro Services, and Ciena were our best performers with two energy stocks - Baker Hughes and Vastar - also doing well. Our weakest holdings were concentrated in the commodities sector, and included International Paper, Unocal, Dow Chemical, and Praxair.

Looking ahead, I can only describe the current environment as being as complex and confusing as I have ever dealt with in 35 years in this business. The structural changes in our business plus the advent of internet trading and chat rooms and the all day cable coverage of the market have created a momentum driven market which causes moves both up and down in individual stocks and sectors to an extreme never seen before. Further complicating the situation is the fact that the market itself is now having an important impact on the economy. Finally, the international economy, while in many respects much improved, remains unstable with huge and rapidly growing U.S. current account deficits being funded by vast funds flows from our trading partners into our financial markets. In this environment agility seems to be the only defense. This necessitates high turnover with moves in and out of the volatile and dominant technology sector being a recurring event. I have also tended to run larger than normal cash positions and to quite consistently hold a large position in North American natural gas oriented stocks where the supply and demand prospects seem truly compelling and still underappreciated.

QUENTIN FAULKER IS THE PORTFOLIO MANAGER FOR THE LOOMIS SAYLES PROVIDENT FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            Annualized
                                                                                                      ---------------------
                                                                                                                      Since
                                                                6 Months          1 Year              3 Years  Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES PROVIDENT FUND                                    22.31             26.05               26.36           21.45
Lipper Large-Cap Core Funds Index(b)                            20.91             19.27               26.50           23.32
S&P 500 Index(c)                                                17.51             17.94               27.40           25.39

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

                   Loomis Sayles           Lipper Large-Cap
                  Provident Fund           Core Funds Index           S&P 500 Index
        10/1/95          $10,000                    $10,000                 $10,000
       10/31/95           $9,800                     $9,954                  $9,964
       11/30/95          $10,040                    $10,342                 $10,402
       12/31/95          $10,042                    $10,499                 $10,602
        1/31/96          $10,032                    $10,808                 $10,963
        2/29/96          $10,213                    $10,939                 $11,065
        3/31/96          $10,213                    $11,039                 $11,171
        4/30/96          $10,443                    $11,199                 $11,336
        5/31/96          $10,604                    $11,423                 $11,628
        6/30/96          $10,533                    $11,439                 $11,672
        7/31/96           $9,952                    $10,972                 $11,157
        8/31/96          $10,283                    $11,221                 $11,392
        9/30/96          $10,824                    $11,803                 $12,034
       10/31/96          $11,085                    $12,038                 $12,365
       11/30/96          $11,886                    $12,818                 $13,300
       12/31/96          $11,609                    $12,582                 $13,036
        1/31/97          $12,337                    $13,270                 $13,851
        2/28/97          $12,236                    $13,254                 $13,959
        3/31/97          $11,882                    $12,686                 $13,386
        4/30/97          $12,408                    $13,389                 $14,185
        5/31/97          $12,924                    $14,201                 $15,048
        6/30/97          $13,136                    $14,817                 $15,724
        7/31/97          $14,148                    $15,988                 $16,974
        8/31/97          $13,511                    $15,174                 $16,023
        9/30/97          $13,987                    $15,955                 $16,900
       10/31/97          $13,532                    $15,463                 $16,336
       11/30/97          $13,592                    $15,968                 $17,092
       12/31/97          $13,430                    $16,259                 $17,386
        1/31/98          $13,649                    $16,419                 $17,578
        2/28/98          $14,656                    $17,583                 $18,846
        3/31/98          $15,390                    $18,452                 $19,811
        4/30/98          $15,697                    $18,639                 $20,010
        5/31/98          $15,248                    $18,321                 $19,666
        6/30/98          $15,719                    $19,191                 $20,465
        7/31/98          $15,839                    $19,036                 $20,247
        8/31/98          $13,528                    $16,187                 $17,324
        9/30/98          $14,886                    $16,992                 $18,429
       10/31/98          $15,511                    $18,266                 $19,929
       11/30/98          $16,256                    $19,353                 $21,137
       12/31/98          $18,026                    $20,638                 $22,354
        1/31/99          $18,623                    $21,359                 $23,289
        2/28/99          $17,997                    $20,700                 $22,565
        3/31/99          $19,017                    $21,532                 $23,469
        4/30/99          $19,570                    $22,109                 $24,377
        5/31/99          $19,279                    $21,523                 $23,801
        6/30/99          $20,546                    $22,724                 $25,125
        7/31/99          $20,444                    $22,057                 $24,338
        8/31/99          $20,196                    $21,832                 $24,217
        9/30/99          $19,599                    $21,240                 $23,553
       10/31/99          $19,861                    $22,542                 $25,044
       11/30/99          $19,992                    $23,095                 $25,558
       12/31/99          $21,374                    $24,631                 $27,058
        1/31/00          $20,736                    $23,635                 $25,698
        2/29/00          $21,836                    $23,627                 $25,212
        3/31/00          $23,971                    $25,682                 $27,678

                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                           Annualized
                                                                                                   ------------------------
                                                                                                                      Since
                                                               6 Months            1 Year          3 Years  Registration(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES PROVIDENT FUND                                   22.31               26.05           26.36              23.94
Lipper Large-Cap Core Funds Index(b)                           20.91               19.27           26.50              26.50
S&P 500 Index(c)                                               17.51               17.94           27.40              27.40

                                                                   CUMULATIVE PERFORMANCE-REGISTRATION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

                    Loomis Sayles         Lipper Large-Cap
                   Provident Fund         Core Funds Index              S&P 500 Index
          3/31/97         $10,000                  $10,000                    $10,000
          4/30/97         $10,000                  $10,554                    $10,597
          5/31/97         $10,415                  $11,194                    $11,242
          6/30/97         $10,586                  $11,680                    $11,742
          7/31/97         $11,403                  $12,603                    $12,681
          8/31/97         $10,889                  $11,961                    $11,970
          9/30/97         $11,272                  $12,577                    $12,626
         10/31/97         $10,906                  $12,189                    $12,204
         11/30/97         $10,954                  $12,587                    $12,769
         12/31/97         $10,823                  $12,816                    $12,988
          1/31/98         $11,000                  $12,942                    $13,132
          2/28/98         $11,812                  $13,860                    $14,079
          3/31/98         $12,404                  $14,545                    $14,800
          4/30/98         $12,651                  $14,693                    $14,949
          5/31/98         $12,289                  $14,442                    $14,692
          6/30/98         $12,669                  $15,128                    $15,289
          7/31/98         $12,766                  $15,006                    $15,126
          8/31/98         $10,903                  $12,760                    $12,942
          9/30/98         $11,998                  $13,394                    $13,768
         10/31/98         $12,501                  $14,399                    $14,888
         11/30/98         $13,101                  $15,255                    $15,791
         12/31/98         $14,528                  $16,268                    $16,700
          1/31/99         $15,009                  $16,837                    $17,398
          2/28/99         $14,505                  $16,317                    $16,858
          3/31/99         $15,326                  $16,973                    $17,533
          4/30/99         $15,772                  $17,428                    $18,211
          5/31/99         $15,537                  $16,966                    $17,781
          6/30/99         $16,558                  $17,912                    $18,770
          7/31/99         $16,476                  $17,387                    $18,182
          8/31/99         $16,276                  $17,209                    $18,092
          9/30/99         $15,795                  $16,743                    $17,596
         10/31/99         $16,007                  $17,769                    $18,709
         11/30/99         $16,112                  $18,205                    $19,094
         12/31/99         $17,225                  $19,416                    $20,214
          1/31/00         $16,711                  $18,631                    $19,198
          2/29/00         $17,598                  $18,625                    $18,835
          3/31/00         $19,319                  $20,244                    $20,677


NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES PROVIDENT FUND IS OCTOBER 1, 1995. SHARES OF THE FUND WERE REGISTERED FOR OFFER AND SALE UNDER THE SECURITIES ACT OF 1933 ON MARCH 7, 1997. IN ACCORDANCE WITH SEC REGULATIONS, PERFORMANCE INFORMATION IS PROVIDED FOR THE PERIOD BEGINNING ON MARCH 7, 1997 ("REGISTRATION"). FOR THE CONVENIENCE OF OUR LONG-TERM SHAREHOLDERS, PERFORMANCE INFORMATION IS ALSO PROVIDED FOR THE PERIOD BEGINNING ON OCTOBER 1, 1995 ("INCEPTION"). SINCE LIPPER LARGE CAP CORE FUNDS INDEX & S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE REGISTRATION DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MARCH 31, 1997.
(b): DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM GROWTH FUNDS TO LARGE CAP CORE FUNDS. THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE LARGE-CAP CORE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, TOTAL RETURN UNMANAGED INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.


LOOMIS SAYLES INVESTMENT TRUST                                        16

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL COMPANY GROWTH FUND
-------------------------------------------------------------------------------

The Loomis Sayles Small Company Growth Fund attempts to achieve long-term capital growth by investing in the shares of smaller companies experiencing rapid growth. For the six-month period ended March 31, 2000, the Fund had a total return of 83.29%, as compared to the Fund's benchmark, Russell 2000 Growth Index, total return of 45.77%. For the same period, the average small-cap growth fund, as measured by Lipper Inc., had a total return of 65.68%. We attribute this strong absolute and relative performance to two key factors, the Fund's significant position in technology stocks and favorable stock selection.

The Fund remained fully invested with less than 5% cash throughout the period. As you know, this is our normal practice in good times or bad. Rather than trying to "time the market", we focus on trying to build and manage the portfolio from the bottom up, investing in the strongest small cap growth companies we can find. We expect to maintain this strategy in the coming months despite the increasing market volatility.

The past six months was a period of strong performance for small cap stocks particularly the shares of growth companies. Investors became enamored with technology stocks in part because the near term fundamentals were, and still are, very strong and in part due to the long-term growth potential the Internet represents for these companies. Several of the Fund's technology holdings gained more than 100%. Kopin Corp., a manufacturer of miniature electronic displays and specialty semiconductor wafers, gained 395.5% from September 30, 1999 to March 31, 2000.

The advance was not just traditional technology but biotechnology as well. In the last several months tremendous progress has been made in mapping the human genome. Genomics holds great promise in medicine. There are a number of companies focused on developing new treatments utilizing gene therapy. As this progress became more apparent in the fall of 1999, investors started to focus on the opportunities these companies presented. Genelogic, a supplier of genomics data used in drug discovery by pharmaceutical companies, advanced 178.5% after our initial purchase in early December.

The level of returns of the past six months experienced by the Fund as well as other investors was unprecedented. Clearly, despite all the good fundamental news, stocks could not keep rising indefinitely without some kind of adjustment. As of the writing of this letter in mid-April, we remain in the midst of a significant market correction. The valuations of small and mid cap growth stocks have been hit the hardest. The volatility we have experienced since early March has been significantly higher than the norm. It is our view that this correction and the associated volatility may continue for some time. There is a silver lining to this correction, however. First, it was very clear that valuations had reached unsustainable levels by early March. The process of bringing those valuations to more reasonable levels is well underway. Second, corrections provide us the opportunity to invest in stocks that were either too big or too expensive prior to the correction. This process of upgrading is now underway and will continue as opportunities develop. Finally, we are mindful of the fact that economic growth remains robust and the likelihood of further Federal Reserve Board moves to raise interest rates remains high. However, we also believe that economic growth has begun slowly to more reasonable levels, that the Federal Reserve Board will complete its interest rate moves probably in the first half of the year, and that as a result, the environment for equities should remain positive for at least the balance of 2000.

CHRISTOPHER R. ELY, PHILIP C. FINE AND DAVID L. SMITH ARE THE
PORTFOLIO MANAGERS FOR THE LOOMIS SAYLES SMALL COMPANY GROWTH FUND.


                                                                            AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Since
                                                                                                   6 Months    Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL COMPANY GROWTH FUND                                                            83.29             113.90
Lipper Small-Cap Growth Funds Index(b)                                                             68.86              88.01
Russell 2000 Growth Index(c)                                                                       45.77              45.91
Russell 2000 Index(c)                                                                              26.83              24.19

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

                                    Russell                Russell             Loomis Sayles                       Lipper
                                       2000                   2000             Small Company             Small-Cap Growth
                                      Index           Growth Index               Growth Fund                  Funds Index
            5/31/99                 $10,000                $10,000                   $10,000                      $10,000
            6/30/99                 $10,452                $10,527                   $11,320                      $10,936
            7/30/99                 $10,165                $10,201                   $10,910                      $10,897
            8/31/99                  $9,789                 $9,820                   $11,050                      $10,745
            9/30/99                  $9,791                $10,009                   $11,670                      $11,134
           10/31/99                  $9,831                $10,265                   $13,170                      $11,783
           11/30/99                 $10,418                $11,351                   $14,460                      $13,270
           12/31/99                 $11,597                $13,351                   $17,770                      $15,946
            1/31/00                 $11,411                $13,227                   $17,940                      $15,780
            2/29/00                 $13,295                $16,305                   $24,560                      $20,403
            3/31/00                 $12,419                $14,591                   $21,390                      $18,801


The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including strong weightings in the technology and consumer sectors, and investments in initial public offerings (IPOs).

Foreign investments involve special risks, including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES SMALL COMPANY GROWTH FUND IS MAY 7, 1999. SINCE LIPPER SMALL CAP FUNDS INDEX, RUSSELL 2000 GROWTH INDEX AND RUSSELL 2000 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THE INCEPTION DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1999.
(b): DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM SMALL-CAP FUNDS TO SMALL-CAP GROWTH FUNDS. THE LIPPER SMALL CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SMALL CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): THE FUND CHANGED ITS BENCHMARK INDEX DURING THE PERIOD ENDED MARCH 31, 2000 FROM THE RUSSELL 2000 INDEX TO THE RUSSELL 2000 GROWTH INDEX, WHICH IS AN UNMANAGED INDEX COMPRISING OF THOSE RUSSELL 2000 SECURITIES WITH A GREATER THAN AVERAGE GROWTH ORIENTATION. THE RUSSELL 2000 GROWTH INDEX BETTER REPRESENTS THE INVESTMENT STRATEGY OF THE FUND. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.


LOOMIS SAYLES INVESTMENT TRUST                                            18

FUND AND MANAGER REVIEW

LOOMIS SAYLES SMALL COMPANY VALUE FUND
-------------------------------------------------------------------------------

The Loomis Sayles Small Company Value Fund attempts to achieve long-term capital growth. For the six-month period ended March 31, 2000, the Fund had a total return of 17.97% as compared to the Fund's benchmark, Russell 2000 Index, total return of 26.83%. For the same period, the average small-cap value fund, as measured by Lipper Analytical Services, had a total return of 12.87%. The Fund's underperformance against the Russell 2000 for the past six months is almost entirely due to the huge disparity of returns between growth and value style investing during this period. Since September 30 1999, the Russell 2000 Growth component has returned 45.77%, compared to 5.41% for the Russell 2000 Value Index. In particular, our valuation discipline resulted in the Fund being underweight in the technology and healthcare sectors, which until late in the first quarter of this year had afforded unprecedented returns in a short period of time.

The past six months have been a period of great volatility and rapid and extreme changes in sentiment for equity investors. They began with growth oriented issues, notably evidenced by the technology sector and biotechnology industry, out-performing the broader market by a wide margin. However, this long-standing pattern, which was particularly pronounced in the fourth quarter of 1999, shifted dramatically in March of this year as a sharp correction ensued in many of the market's leadership groups. The correction began in the biotechnology sector and ultimately encompassed a majority of what had been the highflying technology groups, with declines reaching as much as 50% for a wide range of individual stocks and industries. Coincidental with the sell-off in growth, a number of "old economy" industries rallied, in some cases sharply. The net effect was that for the first time in months, value-style investing returns in March significantly exceed growth returns in the small-cap arena.

During this period we have not changed our overall investment strategy. We have modestly re-positioned the portfolio over the past six months to give recognition to the dynamic forces in the economy and the market that have been driving results. In this regard, we added late last year to the portfolio's weight in technology and healthcare. However, we have done so while remaining focused on the consistent application of our long-standing disciplined value strategy. The portfolio ended the first quarter at a greater than 20% discount price-earnings ratio versus the Russell 2000. We have also maintained and improved upon the fundamental character of the portfolio. Finally, we have modestly reduced the number of holdings in an effort to more meaningfully emphasize the most attractive stocks.

During the past six months the best performing sectors were technology and healthcare. On a relative basis, the best performing sectors were energy and materials and processing. The Fund is broadly diversified across all of the Russell economic sectors.

As we move into the second quarter, we are optimistic that the vast performance disparity between value and growth-style investing will continue to narrow. In an uncertain market environment and over the long term, we believe investors will migrate toward companies with solid growth prospects, tangible earnings and cash flow, and more reasonable valuation metrics. In addition, after a long period of underperformance, small-cap stocks appear poised for better returns given the attractive valuation of the sector and solid earnings potential for smaller companies in the coming year. In this regard, we believe the portfolio is well positioned on all counts.

DAWN ALSTON-PAIGE AND JOSEPH GATZ ARE THE PORTFOLIO MANAGERS FOR THE LOOMIS SAYLES SMALL COMPANY VALUE FUND.


AVERAGE RETURNS (%)-PERIOD ENDED MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Since
                                                                                                6 Months       Inception(a)
---------------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL COMPANY VALUE FUND                                                          17.97                 10.89
Lipper Small-Cap Value Funds Index(b)                                                            7.94                 -0.25
Russell 2000 Index(c)                                                                           26.83                 18.81

                                                                      CUMULATIVE PERFORMANCE-INCEPTION(a) TO MARCH 31, 2000
---------------------------------------------------------------------------------------------------------------------------

[GRAPH]

                          Russell       Loomis Sayles                    Lipper
                             2000       Small Company           Small-Cap Value
                            Index          Value Fund               Funds Index
               6/30/99    $10,000             $10,000                   $10,000
               7/31/99     $9,726              $9,900                    $9,890
               8/31/99     $9,366              $9,610                    $9,483
               9/30/99     $9,368              $9,400                    $9,241
              10/31/99     $9,406              $9,320                    $8,989
              11/30/99     $9,967              $9,720                    $9,217
              12/31/99    $11,095             $10,113                    $9,628
               1/31/00    $10,917              $9,853                    $9,261
               2/29/00    $12,720             $10,611                    $9,530
               3/31/00    $11,881             $11,089                    $9,975

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES SMALL COMPANY VALUE FUND IS JUNE 30, 1999.
(b): DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM SMALL-CAP FUNDS TO SMALL-CAP VALUE FUNDS. THE LIPPER SMALL-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SMALL-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c): RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISING OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX (A BROAD MARKET INDEX), REPRESENTING APPROXIMATELY 8% OF THE RUSSELL 3000 INDEX TOTAL MARKET CAPITALIZATION. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING, MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.


LOOMIS SAYLES INVESTMENT TRUST                                              20

LOOMIS SAYLES INVESTMENT TRUST


LOOMIS SAYLES CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
----------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES-97.0% OF NET ASSETS

California Educational Facilities Authority Revenue,
  6.000%, 2/15/17                                                    $600,000   $    611,304
California Health Facilities Authority Revenue,
  Series A, (MBIA Insured), 5.550%, 8/15/25                           300,000        289,704
California Housing Finance Agency, (MBIA Insured),
  5.500%, 8/01/17                                                     500,000        489,945
California Pollution Control, 5.000%, 4/01/08                         425,000        417,877
California State General Obligations, 5.500%, 6/01/01                 500,000        507,340
California State General Obligations, 5.750%, 3/01/13                 505,000        522,594
California State General Obligations, (MBIA Insured),
  6.000%, 10/01/14 (Prerefunded 10/1/02 @ 102)                        240,000        253,265
California State General Obligations, (MBIA Insured),
  6.000%, 10/01/14                                                     10,000         10,332
California State Public Works Board, Community College,
  5.200%, 3/01/06                                                     200,000        205,156
California State Public Works Board, Community College,
  5.200%, 4/01/07                                                     500,000        512,920
California State Public Works Lease, 5.400%, 4/01/04                  200,000        205,770
California State Water Resources Development, 5.000%,
  3/01/01 (Prerefunded 6/15/00 @ 102)                                 200,000        202,466
California Statewide Community Development, St. Joseph
  Health Systems, 4.750%, 7/01/16                                     500,000        441,750
East Bay California Municipal Utility Water Systems,
  6.000%, 6/01/12                                                     500,000        521,665
Fresno, California, Unified School District, Series D
  (FSA Insured), 5.125%, 8/01/18                                      500,000        479,530
Industry, California, (MBIA insured), 5.700%, 7/01/18                 290,000        294,892
Los Angeles State Building Authority, Lease Revenue,
  5.375%, 5/01/06                                                     300,000        310,686
Los Angeles, California, Electric Plant Revenue,
  Department of Water & Power, 6.000%, 6/01/13                        500,000        514,440
Los Angeles, California, Water and Power Waterworks
  Revenue, (Department of Water & Power),
  6.500%, 11/01/10                                                    350,000        366,422
Northern California Power Agency, Public Revenue,
  5.250%, 7/01/02                                                     250,000        252,500
Riverside, California, Electric Revenue, (MBIA Insured),
  5.200%, 10/01/08                                                    230,000        234,773
Sacramento, California, Municipal Utility District,
  5.250%, 5/15/04                                                     250,000        254,947
Sacramento, California, Municipal Utility District,
  5.700%, 5/15/12                                                     500,000        509,315
Sacramento, California, Power Authority, 6.000%,
  7/01/02                                                             500,000        511,270
San Diego, California, Open Space Park Facility,
  District One, 5.750%, 1/01/08                                       250,000        260,273


LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
----------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES-CONTINUED

San Francisco Bay Area Rapid Transit Authority,
  (FGIC Insured), 5.450%, 7/01/08                                    $200,000   $    207,326
San Francisco, California, City & County International
Airport Revenue, (AMBAC Insured), 6.200%, 5/01/04
  (Prerefunded 5/01/02 @ 102)                                         120,000        126,545
San Francisco, California, City & County International
  Airport Revenue, (AMBAC Insured), 6.200%, 5/01/04                   180,000        189,522
San Francisco, California, City & County Library
  Facilities, Series D, 6.100%, 6/15/07
  (Prerefunded 6/15/00 @ 102)                                         150,000        153,648
San Francisco, California, City & County Public Utility
  Water Revenue, Series A, 6.375%, 11/01/06                           500,000        529,925
San Francisco, California, City & County Redevelopment
  Project, Series B, 5.200%, 8/01/08
  (Prerefunded 8/01/03 @ 100)                                         250,000        255,328
San Francisco, California, Public Utilities,
  6.000%, 11/01/15                                                    500,000        506,850
San Francisco, California, Sewer Revenue,
  (AMBAC Insured), 6.000%, 10/01/11                                   500,000        523,765
San Francisco, California, State Building Authority,
  5.125%, 10/01/07                                                    250,000        255,695
San Jose, California, Airport Revenue, (FGIC Insured),
  5.875%, 3/01/07                                                     200,000        214,070
Santa Clara, California, Electric Revenue, (MBIA Insured),
  6.250%, 7/01/13 (Prerefunded 7/01/01 @ 102)                         250,000        260,947
Southern California, Public Power Transmision Revenue,
  5.250%, 7/01/10                                                     500,000        514,105
Turlock, California, Irrigation District Revenue,
  (MBIA Insured), 5.750%, 1/01/18                                     500,000        501,610
University of California Revenue, Series B, 5.800%,
  9/01/07 (Prerefunded 9/1/03 @ 102)                                  415,000        439,647
University of California Revenue, Series B, 6.500%, 9/01/03           300,000        317,181
University of California Revenue, Series C, (AMBAC Insured),
  4.700%, 9/01/06                                                     200,000        201,166
                                                                                ------------
  TOTAL MUNICIPAL BONDS AND NOTES
    (Identified Cost $14,450,308)                                                 14,378,466
                                                                                ------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                          FACE
                                                                        AMOUNT        VALUE x
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.6% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $239,095 on
    4/03/00 collateralized by $200,000 U.S Treasury Bond, 8.000%
    due 11/15/21 with a value of $247,647                         $    239,000   $    239,000
                                                                                 ------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $239,000)                                                        239,000
                                                                                 ------------
TOTAL INVESTMENTS--98.6%
  (IDENTIFIED COST $14,689,308) @                                                  14,617,466
  Cash and Other Assets, Less Liabilities--1.4%                                       201,021
                                                                                 ------------
NET ASSETS--100%                                                                 $ 14,818,487
                                                                                 ============


x  See Note 1.

@ At March 31, 2000, the net unrealized depreciation on investments based on cost of $14,689,308 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $158,991 and $230,833, respectively, resulting in net unrealized depreciation of $71,842.


KEY TO ABBREVIATIONS:
AMBAC:     American Municipal Bond Assurance Corporation
FGIC:      Federal Guaranty Insurance Corporation
FSA:       Financial Security Assurance
MBIA:      Municipal Bond Insurance Association

      Ten Largest Holdings by Municipal Classification at March 31, 2000
                          as a Percentage of Net Assets
         General Obligations                                     22.3%
         Utilities                                               20.7%
         Education                                               15.4%
         Revenue                                                 11.7%
         Water & Sewer                                           10.5%
         Public Works                                             6.5%
         Health Care - Services                                   4.9%
         Air Transport                                            2.1%
         Auto & Related                                           1.5%
         Transportation & Highway                                 1.4%


             See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST


LOOMIS SAYLES CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
----------------------------------------------------------------------------------------------
BONDS AND NOTES-98.1% OF NET ASSETS

BANKS/SAVINGS & LOANS--5.7%
  Banc One Corp., 8.000%, 4/29/27                                  $  550,000   $    551,221
  First America Bank Corp., 7.750%, 7/15/04                           150,000        151,405
  Standard Federal Bank, 7.750%, 7/17/06                              450,000        455,463
                                                                                ------------
                                                                                   1,158,089
                                                                                ------------
BROADCASTING--1.2%
  Adelphia Communications Corp., 9.375%, 11/15/09                     250,000        233,750
                                                                                ------------
CHEMICALS--1.2%
  Lyondell Chemical Co., 10.875%, 5/01/09                             250,000        234,375
                                                                                ------------
COMPUTER HARDWARE--1.7%
  Seagate Technology, Inc., 7.125%, 3/01/04                           122,000        117,041
  Seagate Technology, Inc., 7.370%, 3/01/07                           265,000        230,462
                                                                                ------------
                                                                                     347,503
                                                                                ------------
ENTERTAINMENT--2.9%
  Time Warner Entertainment Co., 7.250%, 9/01/08                      600,000        586,050
                                                                                ------------
FINANCIAL SERVICES--9.3%
  Duke Capital Corp., 8.000%, 10/01/19                                600,000        605,163
  EQCC Home Equity Loan Trust, Class A, 6.347%, 8/25/22             1,000,000        973,780
  Household Finance Corp., 7.200%, 7/15/06                            300,000        292,487
                                                                                ------------
                                                                                   1,871,430
                                                                                ------------
FOREIGN GOVERNMENT/AGENCY--2.8%
  United Mexican States, 11.500%, 5/15/26                             450,000        559,350
                                                                                ------------
FOREIGN ISSUER--2.6%
  Philips Electronics NV, 8.375%, 9/15/06                             515,000        522,576
                                                                                ------------
FOREST & PAPER PRODUCTS--2.1%
  Boise Cascade Corp., 9.800%, 4/15/03                                200,000        207,498
  Boise Cascade Corp., 9.980%, 3/27/03                                200,000        208,330
                                                                                ------------
                                                                                     415,828
                                                                                ------------
GOVERNMENT AGENCIES--8.3%
  Federal Home Loan Mortgage Corp., 5.500%, 5/15/02                   400,000        388,624
  Federal National Mortgage Association, 5.625%, 5/14/04            1,050,000        995,694
  Federal National Mortgage Association, 6.375%, 6/15/09              300,000        283,875
                                                                                ------------
                                                                                   1,668,193
                                                                                ------------
MORTGAGE RELATED--26.0%
  Comed Transitional Funding Trust, Class A, 5.630%, 6/25/09          440,000        403,287
  Federal Home Loan Mortgage Corp., 6.000%, 11/01/13                  664,676        626,244
  Federal Home Loan Mortgage Corp., 6.500%, 1/01/27                    96,137         90,699
  Federal Home Loan Mortgage Corp., 8.000%, 7/01/25                    18,628         18,733
  Federal Home Loan Mortgage Corp., 8.000%, 12/01/26                   42,722         42,935
  Federal National Mortgage Association, 6.000%, 2/01/29              949,540        864,670
  Federal National Mortgage Association, 7.000%, 12/01/11             569,340        559,195
  Federal National Mortgage Association, 7.500%, 1/01/27               98,448         97,002
  Federal National Mortgage Association, 8.000%, 3/01/30              500,000        501,405


LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
----------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

MORTGAGE RELATED--CONTINUED
  Government National Mortgage Association, 6.500%, 4/15/26      $    108,101   $    102,459
  Government National Mortgage Association, 6.500%, 9/15/28           651,263        614,629
  Government National Mortgage Association, 8.500%, 4/15/23            56,019         57,577
  Government National Mortgage Association, 8.500%, 4/15/30           750,000        769,447
  Government National Mortgage Association, 9.500%, 9/15/20            71,833         76,026
  Residential Funding Mortgage, Inc., 6.750%, 12/25/14                442,661        425,751
                                                                                ------------
                                                                                   5,250,059
                                                                                ------------
NATURAL GAS--3.0%
  Columbia Gas Systems, Inc., 7.050%, 11/28/07                        675,000        614,466
                                                                                ------------
OIL & GAS--3.9%
  Ensco International, Inc., 6.750%, 11/15/07                         350,000        326,354
  Union Oil Co., 7.500%, 2/15/29                                      500,000        464,595
                                                                                ------------
                                                                                     790,949
                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS--2.2%
  Developers Diversified Realty Corp., 6.800%, 7/23/02                125,000        120,949
  Host Marriott Corp., Series B, 7.875%, 8/01/08                      250,000        208,750
  Meditrust Corp., 7.375%, 7/15/00                                    125,000        122,500
                                                                                ------------
                                                                                     452,199
                                                                                ------------
SECURITIES--5.8%
  Lehman Brothers Holdings, Inc., 6.125%, 7/15/03                     495,000        473,057
  Lehman Brothers Holdings, Inc., 7.250%, 4/15/03                     150,000        148,204
  Morgan Stanley Dean Witter & Co., 7.125%, 1/15/03                   550,000        546,387
                                                                                ------------
                                                                                   1,167,648
                                                                                ------------
TELECOMMUNICATIONS--2.3%
  RCN Corp., 10.125%, 1/15/10                                         250,000        225,000
  Williams Communications Group, Inc., 10.875%, 10/01/09              250,000        246,250
                                                                                ------------
                                                                                     471,250
                                                                                ------------
TRANSPORTATION--2.1%
  Union Pacific Corp., 6.625%, 2/01/08                                200,000        186,156
  Union Pacific Corp., 6.700%, 12/01/06                               260,000        244,988
                                                                                ------------
                                                                                     431,144
                                                                                ------------
U.S. GOVERNMENT--4.3%
  U.S. Treasury Bonds, 6.250%, 8/15/23                                100,000        101,422
  U.S. Treasury Notes, 6.250%, 2/15/07                                250,000        249,452
  U.S. Treasury Notes, 7.250%, 8/15/04                                490,000        505,925
                                                                                ------------
                                                                                     856,799
                                                                                ------------
UTILITIES--10.7%
  Boston Edison Co., 6.800%, 3/15/03                                  400,000        392,500
  Boston Edison Co., 7.800%, 5/15/10                                  300,000        302,562
  Commonwealth Edison Co., 7.375%, 1/15/04                            586,000        577,386
  Gulf States Utilities Co., 6.410%, 8/01/01                          435,000        427,157
  MidAmerican Energy Holdings Co., 6.375%, 6/15/06                    500,000        466,005
                                                                                ------------
                                                                                   2,165,610
                                                                                ------------
  TOTAL BONDS AND NOTES
    (Identified Cost $20,453,312)                                                 19,797,268
                                                                                ------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-6.8% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $1,377,545 on
    4/03/00 collateralized by $1,135,000 U.S. Treasury Bond,
    8.000% due 11/15/21 with a value of $1,405,397               $1,377,000     $  1,377,000
                                                                                ------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $1,377,000)                                                   1,377,000
                                                                                ------------
Total Investments--104.9%
  (IDENTIFIED COST $21,830,312) @                                                 21,174,268
  Liabilities, Less Cash and Other Assets--(4.9%)                                   (996,939)
                                                                                ------------
NET ASSETS--100%                                                                $ 20,177,329
                                                                                ============


x  See Note 1.

@ At March 31, 2000, the net unrealized depreciation on investments based on cost of $21,830,312 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $55,903 and $711,947, respectively, resulting in net unrealized depreciation of $656,044.

                    See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-94.5% OF NET ASSETS

NON-CONVERTIBLE BONDS-77.7%

AEROSPACE/DEFENSE--2.6%
  Lockheed Martin Corp., 7.750%, 5/01/26                 USD        4,000,000    $ 3,734,640
  Raytheon Co., 6.400%, 12/15/18                                      975,000        806,130
  Raytheon Co., 6.750%, 3/15/18                                     5,000,000      4,326,050
  Raytheon Co., 7.000%, 11/01/28                                    1,500,000      1,291,485
                                                                                 -----------
                                                                                  10,158,305
                                                                                 -----------
AIRLINES--0.5%
  Delta Air Lines, Inc., 8.300%, 12/15/29                           2,000,000      1,821,340
                                                                                 -----------
AUTO & RELATED--1.4%
  Delphi Automotive Systems Corp., 7.125%, 5/01/29                  1,000,000        864,010
  Exide Corp., 10.000%, 4/15/05                                       225,000        217,125
  Ford Motor Co., 6.625%, 10/01/28                                  3,650,000      3,209,773
  TRW, Inc., 6.650%, 1/15/28                                        1,000,000        805,600
  TRW, Inc., 7.750%, 6/01/29                                          435,000        402,689
                                                                                 -----------
                                                                                   5,499,197
                                                                                 -----------
BANKS/SAVINGS & LOANS--1.8%
  First Union Corp., 7.500%, 4/15/35                                  270,000        270,977
  Keycorp Capital II, 6.875%, 3/17/29                               5,250,000      4,530,750
  Keycorp Capital III, 7.750%, 7/15/29                              2,500,000      2,303,450
                                                                                 -----------
                                                                                   7,105,177
                                                                                 -----------
BROADCASTING--0.6%
  Fox Family Worldwide, Inc., Zero Coupon
    Bond, 11/01/07 (step to 10.250% on 11/01/02) #                  4,100,000      2,501,000
                                                                                 -----------
BUILDING MATERIALS--0.6%
  Owens Corning, 7.500%, 8/01/18                                    3,000,000      2,510,460
                                                                                 -----------
CANADIAN--15.2%
  Canadian Government, Zero Coupon Bond, 6/01/22         CAD       17,500,000      3,484,922
  Canadian Government, Zero Coupon Bond, 6/01/25                   71,460,000     12,509,871
  Clearnet Communications, Inc., Zero Coupon Bond,
    5/15/08 (step to 10.400% on 5/15/03) #                          2,500,000      1,068,413
  Hydro Quebec, Zero Coupon Bond, 8/15/20                           7,500,000      1,398,621
  New Brunswick FM Project, Zero Coupon Bond,
    11/30/27 (step to 6.470% on 5/30/03) 144A #                     1,250,000        692,512
  Province of Alberta, 5.394%, 6/14/13                              2,357,500      1,545,720
  Province of Alberta, 5.930%, 9/16/16                              1,513,648      1,024,179
  Province of British Columbia, Zero Coupon Bond, 8/23/13          11,700,000      3,484,555
  Province of British Columbia, Zero Coupon Bond, 9/05/20           8,250,000      1,604,677
  Province of British Columbia, Zero Coupon Bond, 8/19/22           7,365,000      1,268,917
  Province of British Columbia, Zero Coupon Bond, 9/08/23           3,300,000        532,777
  Province of British Columbia, Zero Coupon Bond, 8/23/24          18,000,000      2,739,673
  Province of British Columbia, Zero Coupon Bond, 11/19/27          8,150,000      1,023,448
  Province of British Columbia, 5.700%, 6/18/29                     4,300,000      2,712,609
  Province of Manitoba, Zero Coupon Bond, 3/05/31                  10,000,000      1,029,261
  Province of Manitoba, 6.500%, 9/22/17                             5,075,000      3,493,818

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CANADIAN--CONTINUED
  Province of Manitoba, 7.750%, 12/22/25                 CAD        5,295,000    $ 4,291,952
  Province of Newfoundland, 6.150%, 4/17/28                         1,000,000        655,316
  Province of Ontario, Zero Coupon Bond, 7/13/22                   12,200,000      2,170,814
  Province of Ontario, Zero Coupon Bond, 6/02/27                   52,950,000      7,245,290
  Province of Saskatchewan, Zero Coupon Bond, 4/10/14               5,000,000      1,438,980
  Province of Saskatchewan, 5.750%, 3/05/29                         1,460,000        934,098
  Province of Saskatchewan (Certificate of Deposit), Zero
    Coupon Bond, 2/04/22                                           13,500,000      2,380,262
  Province of Saskatchewan (Certificate of Deposit), Zero
    Coupon Bond, 5/30/25                                            4,375,000        626,960
                                                                                 -----------
                                                                                  59,357,645
                                                                                 -----------
COMMUNICATIONS--0.5%
  Charter Communications Holdings, Zero Coupon
    Bond, 4/01/11 (step to 9.920% on 4/04/04) #          USD        3,500,000      1,925,000
                                                                                 -----------
COMPUTER HARDWARE--0.9%
  Apple Computer, Inc., 6.500%, 2/15/04                             1,325,000      1,189,188
  Seagate Technology, Inc., 7.450%, 3/01/37                         2,725,000      2,180,354
                                                                                 -----------
                                                                                   3,369,542
                                                                                 -----------
COMPUTER SERVICES--0.2%
  Rhythms NetConnections, Inc., Series B, Zero Coupon
    Bond, 5/15/08 (step to 13.50% on 5/15/03) #                     1,800,000        882,000
                                                                                 -----------
ELECTRONIC COMPONENTS--0.2%
  Westinghouse Electric Corp., 7.875%, 9/01/23                        500,000        489,295
  Zenith Electronics Corp., 8.190%, 11/01/09                          541,000        194,760
                                                                                 -----------
                                                                                     684,055
                                                                                 -----------
ENTERTAINMENT--3.6%
  Time Warner Entertainment Co., 6.875%, 6/15/18                    2,840,000      2,581,276
  Time Warner Entertainment Co., 6.950%, 1/15/28                    6,650,000      5,936,654
  Time Warner Entertainment Co., 7.570%, 2/01/24                    1,625,000      1,562,698
  Time Warner, Inc., 6.625%, 5/15/29                                4,700,000      4,005,152
                                                                                 -----------
                                                                                  14,085,780
                                                                                 -----------
FINANCIAL SERVICES--1.9%
  Merey Sweeny LP, 8.850%, 12/18/19 144A                              875,000        861,201
  Security Capital Group, Inc., 7.700%, 6/15/28                     2,000,000      1,651,780
  US West Capital Funding, Inc., 6.500%, 11/15/18                   1,325,000      1,148,775
  US West Capital Funding, Inc., 6.875%, 7/15/28                    4,320,000      3,808,815
                                                                                 -----------
                                                                                   7,470,571
                                                                                 -----------
FOOD & BEVERAGE--1.4%
  Borden, Inc., 7.875%, 2/15/23                                     1,500,000      1,198,860
  ConAgra, Inc., 7.000%, 10/01/28                                   2,500,000      2,189,925
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                       2,250,000      2,033,500
                                                                                 -----------
                                                                                   5,422,285
                                                                                 -----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN GOVERNMENT/AGENCY--6.1%
  Escom, 11.000%, 6/01/08                                ZAR       14,500,000    $ 1,852,599
  Republic of Argentina, 6.000%, 3/31/23                 USD          500,000        351,275
  Republic of Argentina, 7.375%, 3/31/05++                            968,000        905,080
  Republic of Argentina, 8.875%, 3/01/29                            1,500,000      1,080,900
  Republic of Brazil, 10.125%, 5/15/27                              5,777,000      4,708,255
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                   10,160,628      7,608,279
  Republic of South Africa, 8.500%, 6/23/17                         1,800,000      1,669,500
  Republic of South Africa, 12.000%, 2/28/05             ZAR       10,500,000      1,520,590
  Republic of South Africa, 12.500%, 12/21/06                       4,000,000        574,626
  Republic of South Africa, 13.500%, 9/15/15                        7,500,000      1,100,997
  Republic of Venezuela, 9.250%, 9/15/27                 USD        3,750,000      2,475,000
                                                                                 -----------
                                                                                  23,847,101
                                                                                 -----------
FOREIGN ISSUER--11.1%
  APP China Group Ltd., 14.000%, 3/15/10                            2,900,000      2,508,500
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                         2,300,000      1,828,072
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A                3,400,000      2,677,500
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08                  2,500,000      2,225,000
  Embotelladora Andina SA, 7.625%, 10/01/27                         1,300,000      1,115,552
  Empresa Nacional de Electricidad SA (Endesa),
    7.875%, 2/01/27                                                   950,000        846,802
  Hyundai Motor Co. Ltd., 7.600%, 7/15/07 144A                        750,000        643,275
  Indah Kiat Finance Mauritius Ltd., 10.000%, 7/01/07                 750,000        525,000
  Industrial Finance Corp. of Thailand, 7.375%,
    1/14/07 144A                                                    1,000,000        946,530
  Korea Electric Power Corp., 6.750%, 8/01/27                         500,000        470,195
  Korea Electric Power Corp., 7.400%, 4/01/16                       1,166,887      1,061,645
  Multicanal SA, 10.500%, 4/15/18                                     500,000        420,000
  Perez Companc SA, 8.125%, 7/15/07 144A                            1,550,000      1,348,500
  Petroleos Mexicanos, 8.625%, 12/01/23 144A                          250,000        230,000
  Petroleos Mexicanos, 9.250%, 3/30/18                                650,000        632,125
  Petroleos Mexicanos, 9.500%, 9/15/27                              1,450,000      1,479,000
  Philippine Long Distance Telephone Co., 8.350%, 3/06/17             400,000        311,032
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07              3,100,000      2,216,500
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27              3,250,000      1,917,500
  Pindo Deli Finance Mauritius Ltd., 11.750%, 10/01/17              2,000,000      1,380,000
  PTC International Finance BV, Zero Coupon Bond,
    7/01/07 (step to 10.750% on 7/01/02) #                          2,000,000      1,340,000
  Quezon Power Philippines Co., 8.860%, 6/15/17                     1,820,000      1,412,775
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A               2,000,000      1,560,000
  Siam Commercial Bank Public Co. Ltd., 7.500%,
    3/15/06 144A                                                      750,000        630,000
  Southern Peru Ltd., 7.900%, 5/30/07                                 350,000        323,365
  Tata Electric Co., 8.500%, 8/19/17 144A                           3,150,000      2,781,639
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                     2,500,000      2,120,420
  Thai Farmers Bank Plc, 8.250%, 8/21/16 144A                       3,000,000      2,362,500
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                      1,675,000      1,247,875

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--CONTINUED
  Total Access Communication Public Co. Ltd., 7.625%,
    11/04/01 144A                                        USD          500,000   $    450,000
  Total Access Communication Public Co. Ltd., 8.375%,
    11/04/06 144A                                                   3,850,000      3,234,000
  Transener SA, 9.250%, 4/01/08 144A                                1,000,000        917,500
                                                                                 -----------
                                                                                  43,162,802
                                                                                 -----------
FOREST & PAPER PRODUCTS--2.0%
  Georgia-Pacific Corp. (Timber Group), 7.250%, 6/01/28               500,000        441,415
  Georgia-Pacific Group, 7.375%, 12/01/25                           6,000,000      5,406,840
  Georgia-Pacific Group, 7.750%, 11/15/29                           2,000,000      1,872,840
                                                                                 -----------
                                                                                   7,721,095
                                                                                 -----------
GOVERNMENT AGENCIES--3.9%
  Federal Home Loan Mortgage Corp., 6.000%, 6/01/26                 1,620,172      1,490,040
  Federal National Mortgage Association, Zero Coupon
    Bond, 10/29/07                                       NZD       11,450,000      3,119,794
  Federal National Mortgage Association, 6.000%,
    7/01/29                                              USD        2,421,362      2,204,941
  Federal National Mortgage Association, 6.250%,
    5/15/29                                                         8,850,000      7,978,806
  Federal National Mortgage Association, 6.375%,
    8/15/07                                              AUD        1,000,000        583,344
                                                                                 -----------
                                                                                  15,376,925
                                                                                 -----------
HEALTH CARE--PRODUCTS--0.3%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                   USD        1,250,000      1,057,562
                                                                                 -----------
HEALTH CARE--SERVICES--0.8%
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27                   2,250,000      1,749,375
  Columbia/HCA Healthcare Corp., 7.580%, 9/15/25                    1,500,000      1,241,250
                                                                                 -----------
                                                                                   2,990,625
                                                                                 -----------
HOME BUILDERS--0.2%
  Pulte Corp., 7.625%, 10/15/17                                     1,000,000        796,250
                                                                                 -----------
MEDIA & ENTERTAINMENT--0.2%
  News America Holdings, Inc., 7.700%, 10/30/25                       700,000        651,042
                                                                                 -----------
OIL & GAS--5.9%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                         1,000,000        844,610
  Chesapeake Energy Corp., 8.500%, 3/15/12                            500,000        403,750
  Chesapeake Energy Corp., Series B, 7.875%, 3/15/04                  700,000        623,000
  Global Marine, Inc., 7.000%, 6/01/28                              1,000,000        861,100
  Hvide Marine, Inc., 12.500%, 6/30/07 144A                           500,000        450,000
  Kerr-McGee Corp., 7.125%, 10/15/27                                  800,000        700,408
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                        8,000,000      5,796,080
  Pioneer Natural Resources Co., 6.500%, 1/15/08                    1,000,000        861,260
  Pioneer Natural Resources Co., 7.200%, 1/15/28                      750,000        555,000
  Seagull Energy Corp., 7.500%, 9/15/27                             3,500,000      2,852,500
  Tennessee Gas Pipeline Co., 7.000%, 10/15/28                      1,750,000      1,549,607

                                                                              30

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

OIL & GAS--CONTINUED
  Tosco Corp., 7.800%, 1/01/27                           USD        3,400,000    $ 3,283,074
  Union Pacific Resources Group, Inc., 7.050%, 5/15/18                500,000        448,300
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28              2,800,000      2,470,860
  Union Pacific Resources Group, Inc., 7.950%, 4/15/29              1,000,000        953,480
  Williams Companies, Inc., 7.625%, 7/15/19                           500,000        475,580
                                                                                 -----------
                                                                                  23,128,609
                                                                                 -----------
OIL & GAS DRILLING EQUIPMENT--0.7%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                     3,500,000      2,677,500
                                                                                 -----------
RAIL--TRANSPORT--0.1%
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                      500,000        255,000
                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS--4.0%
  AMB Property Corp., 7.500%, 6/30/18                               1,500,000      1,326,495
  CarrAmerica Realty Corp., 6.875%, 3/01/08                           500,000        451,800
  First Industrial, 7.500%, 12/01/17                                3,000,000      2,574,570
  First Industrial, 7.600%, 7/15/28                                 6,000,000      5,074,320
  ProLogis Trust, 7.100%, 4/15/08                                   3,400,000      3,144,014
  Susa Partnership LP, 7.450%, 7/01/18                              1,500,000      1,284,630
  Susa Partnership LP, 7.500%, 12/01/27                             1,750,000      1,457,330
  Trinet Corporate Realty Trust, Inc., 7.700%, 7/15/17                500,000        355,705
                                                                                 -----------
                                                                                  15,668,864
                                                                                 -----------
RETAIL--GENERAL--0.9%
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18             1,000,000        847,190
  Dillon Read Structured Finance Corp., 8.550%, 8/15/19               500,000        431,705
  Dillon Read Structured Finance Corp., Series A, 6.660%,
    8/15/10                                                           187,956        167,433
  J.C. Penney Co., Inc., 7.950%, 4/01/17                              250,000        193,035
  K Mart Corp., 7.950%, 2/01/23                                     1,250,000      1,126,050
  Woolworth Corp., 8.500%, 1/15/22                                  1,000,000        627,500
                                                                                 -----------
                                                                                   3,392,913
                                                                                 -----------
STEEL--0.1%
  Geneva Steel Co., 9.500%, 1/15/04 ^                               1,500,000        285,000
                                                                                 -----------
SUPRANATIONAL--2.8%
  International Bank for Reconstruction & Development,
    Zero Coupon Bond, 8/20/07                            NZD       36,850,000     10,441,772
  International Bank for Reconstruction & Development,
    8.000%, 5/23/07                                                 1,000,000        502,205
                                                                                 -----------
                                                                                  10,943,977
                                                                                 -----------
TAXABLE MUNICIPAL--0.2%
  Orange County, California Pension Obligation, Zero
  Coupon Bond, 9/01/16                                   USD        2,000,000        591,520
                                                                                 -----------
TELECOMMUNICATIONS--2.9%

Intermedia Communications, Inc., Zero Coupon Bond,
3/01/09 (step to 12.250% on 3/01/04)                      #         1,500,000        900,000

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

TELECOMMUNICATIONS--CONTINUED
  Nextel Communications, Inc., Zero Coupon Bond,
    10/31/07 (step to 9.750% on 10/31/02) #              USD        1,725,000    $ 1,181,625
  Nextel Communications, Inc., Zero Coupon Bond,
    2/15/08 (step to 9.950% on 2/15/03) #                           1,000,000        675,000
  Nextel International, Inc., Zero Coupon Bond, 4/15/08
    (step to 12.125% on 4/15/03) #                                  2,000,000      1,240,000
  Nextlink Communications, Inc., Zero Coupon Bond,
    4/15/08 (step to 9.450% on 4/15/03) #                           1,500,000        885,000
  RCN Corp., Zero Coupon Bond, 10/15/07 (step to
    11.125% on 10/15/02) #                                          3,250,000      2,080,000
  RCN Corp., Zero Coupon Bond, 2/15/08 (step to
    9.800% on 2/15/03) #                                            3,350,000      1,993,250
  RCN Corp., Zero Coupon Bond, 7/01/08 (step to
    11.000% on 7/01/03) #                                           2,100,000      1,228,500
  Teligent, Inc., Zero Coupon Bond, 3/01/08 (step to
    11.500% on 3/01/03) #                                           2,500,000      1,325,000
                                                                                 -----------
                                                                                  11,508,375
                                                                                 -----------
TEXTILE & APPAREL--0.5%
  Fruit of the Loom, Inc., 7.375%, 11/15/23 ^                         500,000        195,000
  Kellwood Co., 7.625%, 10/15/17                                    2,000,000      1,768,640
  Phillips Van Heusen Corp., 7.750%, 11/15/23                          50,000         38,625
                                                                                 -----------
                                                                                   2,002,265
                                                                                 -----------
TOBACCO--1.7%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                         8,150,000      6,730,922
                                                                                 -----------
TRANSPORTATION--0.2%
  American President Cos. Ltd., 7.125%, 11/15/03                    1,000,000        720,000
  American President Cos. Ltd., 8.000%, 1/15/24                       150,000         88,500
                                                                                 -----------
                                                                                     808,500
                                                                                 -----------
UTILITIES--1.6%
  AES Corp., 8.875%, 11/01/27                                       1,000,000        770,000
  Boston Edison Co., 7.800%, 3/15/23                                  500,000        468,998
  KN Capital Trust, 7.630%, 4/15/28                                 1,000,000        885,538
  KN Energy, Inc., 7.250%, 3/01/28                                  3,850,000      3,431,659
  Texas-New Mexico Power Co., 6.250%, 1/15/09                       1,000,000        847,330
                                                                                 -----------
                                                                                   6,403,525
                                                                                 -----------
WASTE MANAGEMENT--0.1%
  USA Waste Services, Inc., 7.000%, 7/15/28                           750,000        562,466
                                                                                 -----------
  TOTAL NON-CONVERTIBLE BONDS
    (Identified Cost $315,819,913)                                               303,355,195
                                                                                 -----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CONVERTIBLE BONDS-16.8%

AUTO & RELATED--0.9%
  Exide Corp., 2.900%, 12/15/05 144A                     USD        2,159,000     $1,241,425
  Magna International, Inc. Class A, 4.875%, 2/15/05                2,500,000      2,153,125
                                                                                 -----------
                                                                                   3,394,550
                                                                                 -----------
CANADIAN--0.1%
  Rogers Communications, Inc., 2.000%, 11/26/05                       250,000        255,625
                                                                                 -----------
COMPUTERS--0.7%
  Cray Research, Inc., 6.125%, 2/01/11                                463,000        280,115
  HMT Technology Corp., 5.750%, 1/15/04                               450,000        207,000
  Hutchinson Technology, Inc., 6.000%, 3/15/05                        850,000        657,688
  Maxtor Corp., 5.750%, 3/01/12                                       507,000        354,900
  Quantum Corp.--DLT & Storage Systems,
    7.000%, 8/01/04                                                 1,000,000        805,000
  Silicon Graphics, Inc., 5.250%, 9/01/04                             300,000        224,250
  Western Digital, Zero Coupon Bond, 2/18/18 144A                   1,250,000        240,625
                                                                                 -----------
                                                                                   2,769,578
                                                                                 -----------
DIVERSIFIED OPERATIONS--1.9%
  Ogden Corp., 5.750%, 10/20/02                                       850,000        709,374
  Thermo Electron Corp., 4.250%, 1/01/03 144A                       7,200,000      6,552,000
                                                                                 -----------
                                                                                   7,261,374
                                                                                 -----------
ELECTRONIC COMPONENTS--0.9%
  EDO Corp., 7.000%, 12/15/11                                         500,000        393,750
  Kent Electronics Corp., 4.500%, 9/01/04                           3,650,000      3,239,375
                                                                                 -----------
                                                                                   3,633,125
                                                                                 -----------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.9%
  Cirrus Logic, Inc., 6.000%, 12/15/03                                200,000        180,000
  Lam Research Corp., 5.000%, 9/01/02                               1,275,000      2,143,594
  Park Electrochemical Corp., 5.500%, 3/01/06                       1,400,000      1,156,750
  Richardson Electronics Ltd., 7.250%, 12/15/06                       300,000        221,250
                                                                                 -----------
                                                                                   3,701,594
                                                                                 -----------
ENVIRONMENTAL SERVICES--0.5%
  Thermo TerraTech, Inc., 4.625%, 5/01/03                             600,000        531,000
  Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                      1,500,000      1,327,500
                                                                                 -----------
                                                                                   1,858,500
                                                                                 -----------
FINANCIAL SERVICES--0.7%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                 2,100,000      2,138,115
  Ford Motor Credit Co., 8.000%, 10/15/04 144A                        500,000        502,850
                                                                                 -----------
                                                                                   2,640,965
                                                                                 -----------
FOREIGN ISSUER--2.0%
  APP Finance VII Mauritius Ltd., Zero Coupon
    Bond, 11/18/12                                                  4,000,000        750,000
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                     875,000        689,062
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                     1,975,000      1,066,500

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN ISSUER--CONTINUED
  Banpu Public Co., 2.750%, 4/10/03                      USD        1,455,000    $ 1,556,850
  Burns, Philp, 5.500%, 4/30/04                                     1,000,000        600,000
  Empresas ICA Sociedad, 5.000%, 3/15/04                              950,000        560,500
  Loxley Public Co. Ltd., 2.500%, 4/04/01                             700,000        203,000
  Siam Commercial Bank Public Co. Ltd., 3.250%, 1/24/04               375,000        200,625
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                  500,000        348,750
  Ssangyong Oil Refining Co., Inc., 3.750%, 12/31/08                  150,000        173,625
  Telekom Malaysia Berhad, 4.000%, 10/03/04                           500,000        456,250
  Total Access Communication Public Co. Ltd., 2.000%,
    5/31/06                                                           900,000      1,012,500
                                                                                 -----------
                                                                                   7,617,662
                                                                                 -----------
FREIGHT TRANSPORTATION--0.0%
  Worldway Corp., 6.250%, 4/15/11                                     225,000        182,250
                                                                                 -----------
HEALTH CARE--BIOTECHNOLOGY--0.1%
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A                   500,000        310,000
                                                                                 -----------
HEALTH CARE--DRUGS--0.7%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                       2,750,000      2,217,188
  Glycomed, Inc., 7.500%, 1/01/03                                     300,000        276,222
  NABI, Inc., 6.500%, 2/01/03                                         525,000        425,906
                                                                                 -----------
                                                                                   2,919,316
                                                                                 -----------
HEALTH CARE--PRODUCTS--0.1%
  Centocor, Inc., 4.750%, 2/15/05                                     250,000        276,875
                                                                                 -----------
HEALTH CARE--SERVICES--0.3%
  Healthsouth Corp., 3.250%, 4/01/03                                1,280,000        992,000
  Tenet Healthcare Corp., 6.000%, 12/01/05                            250,000        207,500
                                                                                 -----------
                                                                                   1,199,500
                                                                                 -----------
HOME BUILDERS--0.1%
  Lennar Corp., Zero Coupon Bond, 7/29/18                             500,000        211,250
  Schuler Homes, Inc., 6.500%, 1/15/03                                400,000        328,000
                                                                                 -----------
                                                                                     539,250
                                                                                 -----------
INDUSTRIAL EQUIPMENT--0.1%
  MascoTech, Inc., 4.500%, 12/15/03                                   500,000        369,375
                                                                                 -----------
INSURANCE--3.0%
  Loews Corp., 3.125%, 9/15/07                                     13,275,000     11,864,531
                                                                                 -----------
MACHINERY--0.0%
  Intevac, Inc., 6.500%, 3/01/04                                      150,000         76,500
                                                                                 -----------
MANUFACTURING--0.2%
  Hexcel Corp., 7.000%, 8/01/03                                       500,000        342,500
  Hexcel Corp., 7.000%, 8/01/11                                       750,000        480,000
                                                                                 -----------
                                                                                     822,500
                                                                                 -----------
MULTI-INDUSTRY--0.1%
  Thermo Instrument Systems, Inc., 4.500%, 10/15/03 144A              500,000        457,500
                                                                                 -----------

                                                                              34

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT        VALUE x
---------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

OFFICE EQUIPMENT--0.9%
  Xerox Corp., 0.570%, 4/21/18                           USD        6,750,000    $ 3,678,750
                                                                                 -----------
OIL & GAS--1.5%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                     6,100,000      4,544,500
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                    500,000        582,500
  Key Energy Group, Inc., 5.000%, 9/15/04                             500,000        373,125
  Noram Energy Corp., 6.000%, 3/15/12                                 250,000        211,875
                                                                                 -----------
                                                                                   5,712,000
                                                                                 -----------
PUBLISHING--0.1%
  Scholastic Corp., 5.000%, 8/15/05 144A                              600,000        573,750
                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS--0.6%
  Federal Realty Investors Trust, 5.250%, 10/28/03                  1,750,000      1,487,500
  Rockefeller Properties, Zero Coupon Bond, 12/31/00                  650,000        533,000
  Sizeler Property Investors, Inc., 8.000%, 7/15/03                   250,000        228,750
                                                                                 -----------
                                                                                   2,249,250
                                                                                 -----------
RESTAURANTS--0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04                          750,000        300,000
                                                                                 -----------
TELECOMMUNICATIONS--0.2%
  Broadband Technologies, Inc., 5.000%, 5/15/01                     1,240,000        682,000
                                                                                 -----------
TEXTILE & APPAREL--0.1%
  Dixie Yarns, Inc., 7.000%, 5/15/12                                  177,000        120,360
  Fieldcrest Cannon, Inc., 6.000%, 3/15/12                            295,000         67,850
                                                                                 -----------
                                                                                     188,210
                                                                                 -----------
  TOTAL CONVERTIBLE BONDS
    (Identified Cost $65,146,552)                                                 65,534,530
                                                                                 -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $380,966,465)                                               368,889,725
                                                                                 -----------

                                                                       SHARES
---------------------------------------------------------------------------------------------
COMMON STOCKS--0.1% OF NET ASSETS

OIL & GAS--0.1%
  Hvide Marine, Inc.*                                                   20,817        273,223
                                                                                 -----------
RESTAURANTS--0.0%
  Advantica Restaurant Group, Inc. *                                   67,479        101,218
                                                                                 -----------
  TOTAL COMMON STOCKS
    (Identified Cost $2,021,871)                                                     374,441
                                                                                 -----------
PREFERRED STOCKS--3.6% OF NET ASSETS

AEROSPACE/DEFENSE--0.2%
  Coltec Capital Trust, 5.250%                                         17,500        636,563
                                                                                 -----------
AUTO & RELATED--0.1%
  Federal-Mogul Financing Trust, 7.000%                                15,000        435,000
                                                                                 -----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       SHARES        VALUE x
---------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

BUILDING MATERIALS--0.6%
  Owens Corning, 6.500%                                                70,000     $2,467,500
                                                                                 -----------
CHEMICALS--MAJOR--0.0%
  E.I. du Pont DeNemours & Co., $3.50                                     300         15,900
                                                                                 -----------
CONTAINERS--0.0%
  Owens-Illinois, Inc., 4.750%                                          4,000        108,250
                                                                                 -----------
OIL & GAS--0.7%
  Chesapeake Energy Corp., 7.000%                                       5,000        186,250
  EVI, Inc., Conv., 5.000%                                             53,500      2,588,062
                                                                                 -----------
                                                                                   2,774,312
                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS--1.1%
  AMB Property Corp., 8.50%                                            16,300        359,619
  CarrAmerica Realty Corp., Series B, 8.570%                           35,000        665,000
  Colonial PropertiesTrust, Series A , 8.750%                          17,600        327,800
  Developers Diversified Realty Corp. Class C, 8.375%                  12,200        231,038
  Developers Diversified Realty, 8.680%                                 5,300        103,681
  Duke-Weeks Realty Corp., Series F, 8.000%                             5,500        105,875
  Equity Office Properties Trust, Series A, 8.980%                     15,000        338,437
  Equity Office Properties Trust, Series C, 8.625%                     10,200        219,938
  Equity Residential Properties Trust, 7.250%                          28,000        553,000
  Equity Residential Properties Trust, Series C, 9.125%                15,000        333,750
  Equity Residential Properties Trust, Series D, 8.600%                 5,000        106,250
  Equity Residential Properties Trust, Series L, 7.625%                 9,200        167,900
  First Industrial Realty Trust, Inc., 8.750%                           3,600         72,000
  First Industrial Realty Trust, Inc., Series D, 7.950%                 2,000         36,250
  First Industrial Realty Trust, Inc., Series E, 7.900%                 1,500         27,563
  Highwoods Properties, Inc., Series B, 8.000%                         11,300        195,631
  Highwoods Properties, Inc., Series D, 8.000%                          2,600         46,150
  Public Storage, Inc., Series K, 8.250%                                7,000        150,937
  Public Storage, Inc., Series L, 8.250%                               10,000        213,750
                                                                                 -----------
                                                                                   4,254,569
                                                                                 -----------
TELECOMMUNICATIONS--0.6%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK              2,244      2,171,996
                                                                                 -----------
UTILITIES--0.3%
  Del Marva Power & Light Co., 4.000%                                     434         28,861
  Entergy Louisiana, Inc., 4.440%                                         830         36,520
  Entergy New Orleans, Inc., 4.360%                                        90          3,915
  Entergy New Orleans, Inc., 4.750%                                     2,876        161,056
  Jersey Central Power & Light Co., 4.000%                                850         46,750
  MDU Resources Group, Inc., 5.100% 144A                                  900         78,300
  Niagara Mohawk Power Corp., 3.400%                                    5,100        198,900
  Niagara Mohawk Power Corp., 3.600%                                      200          8,000
  Niagara Mohawk Power Corp., 3.900%                                      250         10,188
  Niagara Mohawk Power Corp., 4.850%                                    2,850        162,450
  Northern States Power Co., $4.11                                        100          5,950

                                                                              36

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       SHARES        VALUE x
---------------------------------------------------------------------------------------------
PREFERRED STOCKS-CONTINUED

UTILITIES--CONTINUED
  PG&E Corp., Series E, 5.000%                                         18,900     $  340,200
  Public Service Electric & Gas Co., 4.180%                             1,950        110,175
                                                                                 -----------
                                                                                   1,191,265
                                                                                 -----------
  TOTAL PREFERRED STOCKS
    (Identified Cost $13,168,311)                                                 14,055,355
                                                                                 -----------
WARRANTS--0.0% OF NET ASSETS

OIL & GAS--0.0%
  Hvide Marine, Inc., expiring 06/30/07 144A *                          2,822         12,699
  Hvide Marine, Inc., expiring 12/15/03 *                                 761          1,522
                                                                                 -----------
                                                                                      14,221
                                                                                 -----------
  TOTAL WARRANTS
    (Identified Cost $6,531)                                                          14,221
                                                                                 -----------

                                                                          FACE
                                                                        AMOUNT
----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.3% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
    Trust Co., dated 3/31/00 at 4.750% to be
    repurchased at $1,198,474 on 4/03/00 collateralized
    by $990,000 U.S. Treasury Bond, 8.000% due 11/15/21
    with a value of $1,225,853                            USD        1,198,000      1,198,000
                                                                                 ------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $1,198,000)                                                    1,198,000
                                                                                 ------------
TOTAL INVESTMENTS--98.5%
  (IDENTIFIED COST $397,361,178) @                                                384,531,742
  Cash and Other Assets, Less Liabilities--1.5%                                     5,880,434
                                                                                 ------------
NET ASSETS--100%                                                                 $390,412,176
                                                                                 ============

    x See Note 1.
    # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
 144A Securities exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   ++ Floating Rate Bond: Coupon is six month London Interbank
      Offered Rate (LIBOR) plus .8125%.
  PIK All or a portion of income may be received as additional securities.
    ^ Security in default.
    * Non-income producing security.
    @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $397,361,178 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $16,723,982 and $29,553,418, respectively, resulting in net unrealized depreciation of $12,829,436.

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

KEY TO ABBREVIATIONS:
AUD:  Australian Dollar
CAD:  Canadian Dollar
NZD:  New Zealand Dollar
USD:  United States Dollar
ZAR:  South African Rand

                    See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST


LOOMIS SAYLES HIGH YIELD FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                         FACE
                                                                       AMOUNT    VALUE x
-----------------------------------------------------------------------------------------

BONDS AND NOTES--84.9% OF NET ASSETS

NON-CONVERTIBLE BONDS--61.6%

AUTO & RELATED--1.1%
  Federal-Mogul Corp., 7.500%, 1/15/09                   USD          500,000   $384,830
                                                                                ---------
BROADCASTING--1.2%
  Fox Family Worldwide, Inc., Zero Coupon Bond,
    11/01/07 (step to 10.250% on 11/01/02) #                          675,000    411,750

CANADIAN--3.4%
  Call-Net Enterprises, Inc., 10.800%, 5/15/09
    (step to 10.800% on 5/15/04) #                                    500,000    203,750
  Clearnet Communications, Inc., Zero Coupon Bond,
    8/13/07 (step to 11.750% on 8/13/02) #               CAD          815,000    400,267
  Clearnet Communications, Inc., Zero Coupon Bond,
    2/15/09 (step to 10.750% on 2/15/04) #                            350,000    137,515
  Clearnet Communications, Inc., Zero Coupon Bond,
    5/01/09 (step to 10.125% on 5/1/04) #                USD          250,000    141,250
  Microcell Telecommunications, Inc., Zero Coupon Bond,
    10/15/07 (step to 11.125% on 10/15/02) #             CAD          535,000    253,533
                                                                                ---------
                                                                                1,136,315
                                                                                ---------

COMMUNICATIONS--1.6%
  Charter Communications Holdings, Zero Coupon Bond,
    4/01/11 (step to 9.920% on 4/04/04) #                USD        1,000,000    550,000
                                                                                ---------
COMPUTER SERVICES--0.7%
  Rhythms NetConnections, Inc., Series B, Zero Coupon
    Bond, 5/15/08 (step to 13.50% on 5/15/03) #                       500,000    245,000
                                                                                ---------
ELECTRONIC COMPONENTS--0.2%
  Zenith Electronics Corp., 8.190%, 11/01/09                          145,000     52,200
                                                                                ---------
ENTERTAINMENT--0.1%
  Boston Celtics Ltd., 6.000%, 6/30/38                                 44,000     23,430
                                                                                ---------
FOOD & BEVERAGE--0.9%
  Borden, Inc., 7.875%, 2/15/23                                       370,000    295,719
                                                                                ---------
FOREIGN GOVERNMENT/AGENCY--10.5%
  City of Buenos Aires, 10.500%, 5/28/04 144A            ARS          250,000    222,500
  Republic of Argentina, 8.875%, 3/01/29                 USD          325,000    234,195
  Republic of Brazil, 10.125%, 5/15/27                                675,000    550,125
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK                      667,264    499,648
  Republic of Ecuador, 7.1875%, 2/27/15++ ^                           515,173    142,641
  Republic of Panama, 4.250%, 7/17/14
    (step to 4.500% on 7/17/00) #                                     300,000    240,000
  Republic of Peru, 3.750%, 3/07/17
    (step to 4.000% on 3/07/01) #                                   1,200,000    735,000

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                       FACE
                                                                       AMOUNT    VALUE x
-----------------------------------------------------------------------------------------

BONDS AND NOTES--CONTINUED

FOREIGN GOVERNMENT/AGENCY--CONTINUED
  Republic of South Africa, 13.500%, 9/15/15             ZAR        1,500,000   $221,534
  Republic of Venezuela, 9.250%, 9/15/27                 USD        1,050,000    693,000
                                                                               ---------
                                                                               3,538,643
                                                                               ---------
FOREIGN ISSUER--18.1%
  Alestra SA de RL de CV, 12.125%, 5/15/06                            125,000    125,000
  APP China Group Ltd., 14.000%, 3/15/10                              250,000    216,250
  Bangko Sentral Pilipinas, 8.600%, 6/15/27                           525,000    417,277
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A                  400,000    315,000
  Cablevision SA, 13.750%, 4/30/07 144A                               275,000    271,890
  Compania de Alimentos Fargo SA, 13.250%, 8/01/08                    625,000    556,250
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
    (step to 11.625% on 6/01/03) #                       EUR          500,000    213,527
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07 USD          375,000    311,250
  Korea Electric Power Corp., 7.400%, 4/01/16                         250,698    228,088
  Murrin Murrin Holdings Property Ltd., 9.375%, 8/31/07                75,000    64,500
  Petroleos Mexicanos, 8.625%, 12/01/23 144A                          275,000    253,000
  Petroleos Mexicanos, 9.250%, 3/30/18                                475,000    461,938
  Philippine Long Distance Telephone Co.,
    8.350%, 3/06/17                                                   175,000    136,077
  Pindo Deli Finance Mauritius Ltd., 10.750%, 10/01/07                500,000    357,500
  Pindo Deli Finance Mauritius LTD., 10.875%, 10/01/27                600,000    354,000
  Pycsa Panama SA, 10.280%, 12/15/12 144A                             122,375     73,425
  Quezon Power Philippines Co., 8.860%, 6/15/17                       325,000    252,281
  Siam Commercial Bank Public Co. Ltd., 7.500%,
    3/15/06 144A                                                      275,000    231,000
  Tata Electric Co., 8.500%, 8/19/17 144A                             200,000    176,612
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                       335,000    284,136
  TFM SA de CV, Zero Coupon Bond, 6/15/09
    (step to 11.750% on 6/15/02) #                                    250,000    175,000
  Tjiwi Kimia Mauritius Ltd., 10.000%, 8/01/04                        250,000    186,250
  Total Access Communication Public Co. Ltd.,
    7.625%, 11/04/01 144A                                             200,000    180,000
  Total Access Communication Public Co. Ltd.,
    8.375%, 11/04/06 144A                                             300,000    252,000
                                                                               ---------
                                                                               6,092,251
                                                                               ---------
OIL & GAS--3.5%
  Chesapeake Energy Corp., 9.625%, 5/01/05                            425,000    395,250
  Chesapeake Energy Corp., Series B, 7.875%, 3/15/04                  200,000    178,000
  Hvide Marine, Inc., 12.500%, 6/30/07 144A                           250,000    225,000
  Pioneer Natural Resources Co., 7.200%, 1/15/28                      500,000    370,000
                                                                               ---------
                                                                               1,168,250
                                                                               ---------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                       FACE
                                                                       AMOUNT    VALUE x
-----------------------------------------------------------------------------------------

BONDS AND NOTES--CONTINUED

OIL & GAS DRILLING EQUIPMENT--2.4%
  R & B Falcon Corp., 6.750%, 4/15/05                   USD           250,000   $216,250
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                       750,000    573,750
                                                                               ---------
                                                                                 790,000
                                                                               ---------

OIL & GAS REFINING--0.1%
  Clark Oil & Refining Corp., 9.500%, 9/15/04                          48,000     36,960
                                                                               ---------

RETAIL--GENERAL--2.5%
  Dillon Read Structured Finance Corp.,
    7.430%, 8/15/18                                                  250,000     211,797
  Venator Group, Inc., 7.000%, 10/15/02                              125,000     113,669
  Woolworth Corp., 8.500%, 1/15/22                                   810,000     508,275
                                                                               ---------
                                                                                 833,741
                                                                               ---------

RETAIL--SPECIALTY--0.3%
  Musicland Group, Inc., Series B, 9.875%, 3/15/08                   100,000      87,000
                                                                               ---------

STEEL--0.1%
  Geneva Steel Co., 9.500%, 1/15/04 ^                                101,000      19,190
                                                                               ---------

TELECOMMUNICATIONS--13.1%
  Intermedia Communications, Inc., Zero Coupon Bond,
    3/01/09 (STEP TO 12.250% on 3/01/04) #                           750,000     450,000
  Level 3 Communications, Inc., Zero Coupon Bond,
    12/01/08 (step to 10.500% on 12/01/03) #                       1,000,000     547,500
  Level 3 Communications, Inc., Zero Coupon Bond,
    3/15/10 (step to 12.875% on 3/15/05) # 144A                      500,000     248,750
  McCaw International Ltd., Zero Coupon Bond,
    4/15/07 (step to 13.000% on 4/15/02) #                           200,000     144,000
  Nextel Communications, Inc., Zero Coupon Bond,
    10/31/07 (step to 9.750% on 10/31/02) #                          400,000     274,000
  Nextel Communications, Inc., Zero Coupon Bond,
    2/15/08 (step to 9.950% on 2/15/03) #                            250,000     168,750
  Nextel International, Inc., Zero Coupon Bond,
    4/15/08 (step to 12.125% on 4/15/03) #                           650,000     403,000
  Nextlink Communications, Inc., Zero Coupon Bond,
    4/15/08 (step to 9.450% on 4/15/03) #                            725,000     427,750
  RCN Corp., Zero Coupon Bond, 2/15/08
    (step to 9.800% on 2/15/03) #                                  1,350,000     803,250
  RCN Corp., Zero Coupon Bond, 7/01/08
    (step to 11.000% on 7/01/03) #                                   150,000      87,750
  Teligent, Inc., Zero Coupon Bond, 3/01/08
    (step to 11.500% on 3/01/03) #                                 1,425,000     755,250
  Triton Communications LLC, Zero Coupon Bond,
    5/01/08 (step to 11.000% on 5/01/03) #                           150,000     103,125
                                                                               ---------
                                                                               4,413,125
                                                                               ---------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                       FACE
                                                                       AMOUNT    VALUE x
------------------------------------------------------------------------------------------

BONDS AND NOTES--CONTINUED

TEXTILE & APPAREL--0.9%
  Phillips Van Heusen Corp., 7.750%, 11/15/23            USD         275,000    $212,437
  Pillowtex Corp., Series B, 9.000%, 12/15/07                        250,000      86,250
                                                                               ---------
                                                                                 298,687
                                                                               ---------

TRANSPORTATION--0.9%
  Trico Marine Services, Inc., 8.500%, 8/01/05                       350,000     315,000
                                                                               ---------

TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $21,724,495)                                               20,692,091
                                                                              ----------

CONVERTIBLE BONDS--23.3%

AUTO & RELATED--1.1%
  Exide Corp., 2.900%, 12/15/05 144A                                 660,000     379,500
                                                                              ----------

CANADIAN--1.5%
  Rogers Communications, Inc., 2.000%, 11/26/05                      485,000     495,912
                                                                              ----------

COMPUTERS--2.6%
  Cray Research, Inc., 6.125%, 2/01/11                               140,000      84,700
  HMT Technology Corp., 5.750%, 1/15/04                               84,000      38,640
  Maxtor Corp., 5.750%, 3/01/12                                      420,000     294,000
  Quantum Corp.--DLT & Storage Systems,
    7.000%, 8/01/04                                                  100,000      80,500
  S3, Inc., 5.750%, 10/01/03                                         112,000     126,980
  Telxon Corp., 5.750%, 1/01/03                                      181,000     154,076
  Western Digital, Zero Coupon Bond, 2/18/18                         250,000      48,125
  Western Digital, Zero Coupon Bond, 2/18/18 144A                    223,000      42,928
                                                                              ----------
                                                                                 869,949
                                                                              ----------

ELECTRONIC COMPONENTS--0.9%
  EDO Corp., 7.000%, 12/15/11                                        100,000      78,750
  Kent Electronics Corp., 4.500%, 9/01/04                            265,000     235,188
                                                                              ----------
                                                                                 313,938
                                                                              ----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--1.7%
  Cirrus Logic, Inc., 6.000%, 12/15/03                               460,000     414,000
  Park Electrochemical Corp., 5.500%, 3/01/06                        100,000      82,625
  Richardson Electronics Ltd., 7.250%, 12/15/06                      100,000      73,750
                                                                              ----------
                                                                                 570,375
                                                                              ----------


FOREIGN ISSUER--4.0%
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03 144A               140,000     110,250
  APP Finance VII Mauritius Ltd., 3.500%, 4/30/03                    125,000      98,437
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                      320,000     172,800
  Banpu Public Co., 2.750%, 4/10/03                                   80,000      85,600
  Empresas ICA Sociedad, 5.000%, 3/15/04                             420,000     247,800
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                          200,000      58,000
  Sappi BVI Finance, 7.500%, 8/01/02                                 170,000     163,200

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                       FACE
                                                                       AMOUNT    VALUE x
------------------------------------------------------------------------------------------

BONDS AND NOTES--CONTINUED

FOREIGN ISSUER--CONTINUED

  Siam Commercial Bank Public Co. Ltd., 3.250%, 1/24/04  USD         525,000    $280,875
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                 110,000      76,725
  Total Access Communication Public Co. Ltd., 2.000%, 5/31/06         50,000      56,250
                                                                              ----------
                                                                               1,349,937
                                                                              ----------

FREIGHT TRANSPORTATION--0.1%
  Worldway Corp., 6.250%, 4/15/11                                     25,000      20,250
                                                                              ----------

HEALTH CARE--BIOTECHNOLOGY--0.3%
  Human Genome Sciences, Inc., 3.750%, 3/15/07 144A                  150,000      93,000
                                                                              ----------

HEALTH CARE--DRUGS--2.5%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                        646,000     520,838
  Glycomed, Inc., 7.500%, 1/01/03                                     84,000      77,342
  NABI, Inc., 6.500%, 2/01/03                                        320,000     259,600
                                                                              ----------
                                                                                 857,780
                                                                              ----------

HEALTH CARE--PRODUCTS--0.3%
  Centocor, Inc., 4.750%, 2/15/05                                    100,000     110,750
                                                                              ----------

HEALTH CARE--SERVICES--1.9%
  Healthsouth Corp., 3.250%, 4/01/03                                 100,000      77,500
  Medical Care International, Inc., 6.750%, 10/01/06                 484,000     414,425
  PhyCor, Inc., 4.500%, 2/15/03                                      156,000      64,545
  Tenet Healthcare Corp., 6.000%, 12/01/05                           112,000      92,960
                                                                              ----------
                                                                                 649,430
                                                                              ----------

HOME BUILDERS--0.4%
  Schuler Homes, Inc., 6.500%, 1/15/03                               182,000     149,240
                                                                              ----------

HOTELS--0.6%
  Hilton Hotels Corp., 5.000%, 5/15/06                               250,000     189,375
                                                                              ----------

INDUSTRIAL EQUIPMENT--1.2%
  MascoTech, Inc., 4.500%, 12/15/03                                  525,000     387,844
                                                                              ----------

INSURANCE--1.4%
  Loews Corp., 3.125%, 9/15/07                                       525,000     469,219
                                                                              ----------

MACHINERY--0.1%
  Intevac, Inc., 6.500%, 3/01/04                                      56,000      28,560
                                                                              ----------


MANUFACTURING--0.5%
  Hexcel Corp., 7.000%, 8/01/03                                      156,000     106,860
  Hexcel Corp., 7.000%, 8/01/11                                       98,000      62,720
                                                                              ----------
                                                                                 169,580
                                                                              ----------

OIL & GAS--1.1%
  Key Energy Group, Inc., 5.000%, 9/15/04                            500,000     373,125
                                                                              ----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                       FACE
                                                                       AMOUNT    VALUE x
------------------------------------------------------------------------------------------

BONDS AND NOTES--CONTINUED

RESTAURANTS - 0.1%
  Einstein/Noah Bagel Corp., 7.250%, 6/01/04             USD          70,000     $28,000
                                                                              ----------

RETAIL--SPECIALTY--0.2%
  Bell Sports Corp., 4.250%, 11/15/00                                 53,000      46,640
  CML Group, Inc., 5.500%, 1/15/03 ^                                  81,000          51
  Jacobson Stores, Inc., 6.750%, 12/15/11                             56,000      38,220
                                                                              ----------
                                                                                  84,911
                                                                              ----------

TELECOMMUNICATIONS--0.7%
  Broadband Technologies, Inc., 5.000%, 5/15/01                      415,000     228,250
                                                                              ----------

TEXTILE & APPAREL--0.1%
  Dixie Yarns, Inc., 7.000%, 5/15/12                                  32,000      21,760
                                                                              ----------

  TOTAL CONVERTIBLE BONDS
    (Identified Cost $8,314,081)                                               7,840,685
                                                                              ----------

  TOTAL BONDS AND NOTES
    (Identified Cost $30,038,576)                                             28,532,776
                                                                              ----------

                                                                SHARES
-----------------------------------------------------------------------------------------
COMMON STOCKS-4.7% OF NET ASSETS

FOREIGN ISSUER--0.8%
  Sappi Ltd. ADR                                                      34,500     273,844
                                                                              ----------

OIL & GAS--0.5%
  Chesapeake Energy Corp. *                                           25,025      81,331
  Hvide Marine, Inc. *                                                 6,793      89,158
                                                                              ----------
                                                                                 170,489
                                                                              ----------

REAL ESTATE INVESTMENT TRUSTS--0.9%
  Associated Estates Realty Corp.                                     12,600     101,588
  Developers Diversified Realty Corp.                                 14,550     201,881
                                                                              ----------
                                                                                 303,469
                                                                              ----------

RESTAURANTS--0.0%
  Advantica Restaurant Group, Inc. *                                   8,745     13,118
                                                                              ----------

UTILITIES--0.9%
  Wisconsin Energy Corp.                                              15,000     299,062
                                                                              ----------

UTILITIES - ELECTRIC--1.6%
  Texas Utilities Co.                                                17,500      519,531
                                                                              ----------

  TOTAL COMMON STOCKS
    (Identified Cost $1,892,819)                                               1,579,513
                                                                              ----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                    SHARES      VALUE x
------------------------------------------------------------------------------------------
PREFERRED STOCKS-5.02% OF NET ASSETS

AUTO & RELATED--0.2%
  Federal-Mogul Financing Trust, 7.000%                                2,500     $72,500
                                                                              ----------

BUILDING MATERIALS--1.3%
  Owens Corning, 6.500%                                               12,500     440,625
                                                                              ----------

CONTAINERS--0.6%
  Owens-Illinois, Inc., 4.750%                                         7,000     189,437
                                                                              ----------

FINANCIAL SERVICES--0.5%
  Hercules Trust I, 6.50%                                                300     174,300
                                                                              ----------

FOREIGN ISSUER--0.5%
  Philippine Long Distance Telephone Co., $3.50, GDS                   3,450     143,606
  Siam Commercial Bank Public Co. Ltd., 5.250% 144A                   30,000      24,005
                                                                              ----------
                                                                                 167,611
                                                                              ----------

OIL & GAS--0.1%
  Chesapeake Energy Corp., 7.000%                                      1,000      37,250
                                                                              ----------

REAL ESTATE INVESTMENT TRUSTS--0.2%
  JDN Reality Corp., Series A, 9.375%                                  3,800      65,313
                                                                              ----------

TELECOMMUNICATIONS--0.8%
  Adelphia Business Solutions, Inc., Series B, 12.875% PIK               285     275,649
                                                                              ----------

UTILITIES--0.8%
  Central Maine Power Co., 3.500%                                      1,320      54,615
  Niagara Mohawk Power Corp., 3.400%                                   1,560      60,840
  Niagara Mohawk Power Corp., 3.600%                                     960      38,400
  Niagara Mohawk Power Corp., 4.100%                                   1,890      88,830
  Niagara Mohawk Power Corp., 5.250%                                     100       6,500
                                                                              ----------
                                                                                 249,185
                                                                              ----------

  TOTAL PREFERRED STOCKS
  (Identified Cost $1,653,150)                                                 1,671,870
                                                                              ----------


WARRANTS--0.0% OF NET ASSETS

FINANCIAL SERVICES--0.0%
  Siam Commercial Bank Public Co. Ltd., expiring 5/10/02 *            30,000       8,134
                                                                              ----------

OIL & GAS--0.0%
  Hvide Marine, Inc., expiring 06/30/07 144A *                         1,411       6,349
  Hvide Marine, Inc., expiring 12/15/03 *                                163         326
                                                                              ----------
                                                                                   6,675
                                                                              ----------

  TOTAL WARRANTS
    (Identified Cost $1,428)                                                      14,809
                                                                              ----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       FACE
                                                                     AMOUNT      VALUE x
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--3.6% OF NET ASSETS


 Repurchase Agreement with State Street Bank and Trust
  Co., dated 3/31/00 at 4.750% to be repurchased at
  $1,202,476 on 4/03/00 collateralized by $995,000
  U.S Treasury Bond, 8.000% due 11/15/21 with a value
  of $1,232,044                                          USD       1,202,000  $1,202,000
                                                                              ----------

  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $1,202,000)                                               1,202,000
                                                                              ----------

TOTAL INVESTMENTS--98.2%
  (IDENTIFIED COST $34,787,973) @                                             33,000,968
  Cash and Other Assets, Less Liabilities--1.8%                                  596,905
                                                                              ----------

NET ASSETS--100%                                                             $33,597,873
                                                                             ===========


    x See Note 1.

    # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

 144A Securities exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  PIK All or a portion of income may be received as additional securities.

   ++ Floating Rate Bond: Coupon is six month London Interbank Offered Rate
      (LIBOR) plus .8125%.

    ^ Security in default.

    * Non-income producing security.

    @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $34,787,973 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,433,735 and $3,220,740, respectively, resulting in net unrealized depreciation of $1,787,005.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipts
ARS: Argentina Peso
CAD: Canadian Dollar
EUR: Euro
GDS: Global Depositary Shares
USD: United States Dollar
ZAR: South African Rand

                  See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                  FACE
                                                                AMOUNT           VALUE x
----------------------------------------------------------------------------------------
BONDS AND NOTES-98.0% OF NET ASSETS

NON-CONVERTIBLE BONDS--98.0%
AEROSPACE/DEFENSE--2.9%
  Lockheed Martin Corp., 7.700%, 6/15/08                  $    200,000       $   194,272
  Raytheon Co., 6.300%, 3/15/05                                300,000           279,612
                                                                             -----------
                                                                                 473,884
                                                                             -----------

AUTO & RELATED--4.1%
  Cummins Engine Co., Inc., 6.250%, 3/01/03                    200,000           192,238
  Dana Corp., 6.250%, 3/01/04                                  200,000           191,244
  Delphi Automotive Systems Corp., 6.125%, 5/01/04             150,000           141,330
  TRW, Inc., 6.625%, 6/01/04                                   150,000           141,763
                                                                             -----------
                                                                                 666,575
                                                                             -----------

BANKS/SAVINGS & LOANS--3.8%
  Bank of America Corp., 7.200%, 4/15/06                        50,000            49,220
  Capital One Bank, 6.375%, 2/15/03                            590,000           565,751
                                                                             -----------
                                                                                 614,971
                                                                             -----------

BROADCASTING--1.4%
  Comcast Cable Communications, 6.200%, 11/15/08               250,000           225,435
                                                                             -----------

CHEMICALS--MAJOR--1.3%
  Rohm & Haas Co., 6.950%, 7/15/04                             205,000           202,384
                                                                             -----------

COMPUTER HARDWARE--0.7%
  Sun Microsystems, Inc., 7.350%, 8/15/04                      110,000           109,718
                                                                             -----------

DATA PROCESSING SERVICES --1.8%
  Ceridian Corp., 7.250%, 6/01/04                              300,000           292,440
                                                                             -----------

FINANCIAL SERVICES--16.1%
  Asset Securitization Corp., 7.010%, 10/13/26                 272,063           272,268
  Commercial Credit Co., 6.500%, 6/01/05                        50,000            48,218
  Duke Capital Corp., 7.250%, 10/01/04                         150,000           148,192
  EQCC Home Equity Loan Trust, 5.150%, 9/15/08                  74,515            71,142
  Ford Motor Credit Co., 7.500%, 1/15/03                        50,000            50,059
  Ford Motor Credit Co. Class B, 7.370%, 7/15/04               200,000           200,542
  Green Tree Financial Corp., 6.080%, 12/01/30                 350,000           329,983
  Green Tree Financial Corp., 6.160%, 2/01/31                  300,000           281,904
  Household Finance Corp., 5.875%, 9/25/04                     450,000           422,118
  Navistar Financial Corp., 6.220%, 10/17/05                   239,429           234,820
  Prudential Home Mortgage
    Securities Co., 6.000%, 1/25/09                            200,000           191,124
  Vanderbilt Mortgage & Finance,
    Inc., 6.545%, 4/07/18                                      350,000           337,179
                                                                             -----------
                                                                               2,587,549
                                                                             -----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                  FACE
                                                                AMOUNT           VALUE x
----------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOREIGN GOVERNMENT/AGENCY--6.0%
  Government of Poland, 6.000%, 10/27/14
    (step to 7.000% on 10/27/02) #                        $    475,000       $   430,492
  Republic of South Africa, 8.375%, 10/17/06                   550,000           529,375
                                                                             -----------
                                                                                 959,867
                                                                             -----------

FOREIGN ISSUER--11.8%
  Enersis SA, 6.900%, 12/01/06                                  50,000            46,447
  Industrial Finance Corp. of Thailand,
    7.375%, 1/14/07 144A                                       250,000           236,632
  Korea Electric Power Corp., 7.750%, 4/01/13                  150,000           139,913
  PDVSDA Finance Ltd., 6.450%, 2/15/04                         250,000           227,930
  PDVSDA Finance Ltd., 6.800%, 11/15/08                        100,000            80,607
  Pemex Finance Ltd., 9.140%, 8/15/04                          150,000           153,072
  Perez Companc SA, 8.125%, 7/15/07 144A                       525,000           456,750
  Pohang Iron & Steel Co. Ltd., 7.125%, 11/01/06               250,000           235,825
  Tenaga Nasional Berhad, 7.625%, 4/29/07 144A                 325,000           309,702
                                                                             -----------
                                                                               1,886,878
                                                                             -----------

FOREST & PAPER PRODUCTS--0.9%
  Temple-Inland, Inc., 6.750%, 3/01/09                         150,000           139,498
                                                                             -----------

GOVERNMENT AGENCIES--4.7%
  Federal Home Loan Mortgage Corp.,
    5.500%, 3/01/13                                            185,506           171,012
  Federal Home Loan Mortgage Corp.,
    6.000%, 11/01/12                                           431,562           406,609
  Federal National Mortgage Association,
    5.500%, 4/25/06                                            129,681           127,736
  Federal National Mortgage Association,
    6.500%, 2/01/11                                             53,236            51,589
                                                                             -----------
                                                                                 756,946
                                                                             -----------

HEALTH CARE--PRODUCTS--1.5%
  Bausch & Lomb, Inc., 6.500%, 8/01/05                         250,000           233,688
                                                                             -----------

OIL & GAS--6.5%
  El Paso Energy Corp., 6.750%, 5/15/09                        150,000           139,246
  Kinder Morgan, Inc., 6.650%, 3/01/05                         165,000           156,800
  Pioneer Natural Resources Co., 6.500%, 1/15/08               400,000           344,504
  R & B Falcon Corp., 6.500%, 4/15/03                          450,000           405,000
                                                                             -----------
                                                                               1,045,550
                                                                             -----------

RAIL--TRANSPORT--1.1%
  Burlington Northern Santa Fe Corp.,
    6.125%, 3/15/09                                            200,000           180,156
                                                                             -----------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                  FACE
                                                                AMOUNT           VALUE x
----------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

REAL ESTATE INVESTMENT TRUSTS--12.2%
  American Health Properties, Inc., 7.050%, 1/15/02       $    525,000       $   507,806
  Highwoods Realty LP, 6.750%, 12/01/03                        500,000           468,140
  Oasis Residential, Inc., 6.750%, 11/15/01                    500,000           488,660
  Trinet Corporate Realty Trust, Inc.,
    6.750%, 3/01/13                                            550,000           493,752
                                                                             -----------
                                                                               1,958,358
                                                                             -----------

RETAIL--GENERAL--0.8%
  J.C. Penney Co., Inc., 7.600%, 4/01/07                       150,000           127,716
                                                                             -----------

SECURITIES--10.9%
  Bear Stearns Cos., Inc., 6.125%, 2/01/03                     250,000           241,038
  Bear Stearns Cos., Inc., 6.150%, 3/02/04                     350,000           332,125
  Lehman Brothers Holdings, Inc., 7.125%, 9/15/03              540,000           531,457
  Morgan Stanley Dean Witter & Co., 5.625%, 1/20/04            250,000           235,773
  Nomura Asset Securities Corp., 6.280%, 3/17/28               426,943           409,383
                                                                             -----------
                                                                               1,749,776
                                                                             -----------

TELECOMMUNICATIONS--4.1%
  Sprint Capital Corp., 5.875%, 5/01/04                        150,000           141,891
  TCI Communications, Inc., 6.875%, 2/15/06                    525,000           511,933
                                                                             -----------
                                                                                 653,824
                                                                             -----------
TEXTILE & APPAREL--1.1%
  Tommy Hilfiger Corp., 6.500%, 6/01/03                        200,000           184,354
                                                                             -----------

TRUCKING & LEASING--2.2%
  Amerco, 7.490%, 9/18/01                                      350,000           351,568
                                                                             -----------
UTILITIES--2.1%
  Pennsylvania Electric Co., 5.750%, 4/01/04                   200,000           189,100
  Texas Utilities Co., 5.940%, 10/15/01                        150,000           147,104
                                                                             -----------
                                                                                 336,204
                                                                             -----------

  TOTAL NON-CONVERTIBLE BONDS
    (Identified Cost $16,359,855)                                             15,737,339
                                                                             -----------
  TOTAL BONDS AND NOTES
    (Identified Cost $16,359,855)                                             15,737,339
                                                                             -----------
TOTAL INVESTMENTS--98.0%
  (IDENTIFIED COST $16,359,855) @                                             15,737,339
  Cash and Other Assets, Less Liabilities--2.0%                                  316,454
                                                                             -----------
NET ASSETS--100%                                                             $16,053,793
                                                                             ===========

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


--------------------------------------------------------------------------------


   x See Note 1.

   # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $16,359,855 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,178 and $661,694, respectively, resulting in net unrealized depreciation of $622,516.

                See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-94.4% OF NET ASSETS

NON-CONVERTIBLE BONDS--79.1%

AEROSPACE/DEFENSE--1.3%
  Raytheon Co., 6.400%, 12/15/18                            USD        2,000,000     $   1,653,600
  Raytheon Co., 7.200%, 8/15/27                                          500,000           442,700
                                                                                     -------------
                                                                                         2,096,300
                                                                                     -------------

AIRLINES--1.1%
  Delta Air Lines, Inc., 8.300%, 12/15/29                              2,000,000         1,821,340
                                                                                     -------------

AIR TRANSPORT--2.3%
  Atlas Air, Inc., 7.680%, 1/02/14                                     3,884,722         3,649,813
                                                                                     -------------

AUTO & RELATED--3.2%
  Dana Corp., 7.000%, 3/15/28                                          1,000,000           861,450
  Dana Corp., 7.000%, 3/01/29                                          1,000,000           855,410
  Delphi Automotive Systems Corp., 7.125%, 5/01/29                     1,125,000           972,011
  Ford Motor Co., 6.375%, 2/01/29                                      2,000,000         1,686,740
  TRW, Inc., 6.650%, 1/15/28                                             250,000           201,400
  TRW, Inc., 7.750%, 6/01/29                                             500,000           462,861
                                                                                     -------------
                                                                                         5,039,872
                                                                                     -------------

BANKS/SAVINGS & LOANS--1.2%
  First Union Institutional Trust, 7.850%, 1/01/27                       500,000           464,360
  Key Bank NA, 6.950%, 2/01/28                                           500,000           453,015
  Keycorp Capital II, 6.875%, 3/17/29                                    500,000           431,500
  Keycorp Capital III, 7.750%, 7/15/29                                   650,000           598,897
                                                                                     -------------
                                                                                         1,947,772
                                                                                     -------------

BUILDING & CONSTRUCTION--0.3%
  Lennar Corp., 7.625%, 3/01/09                                          500,000           457,765
                                                                                     -------------
CANADIAN--17.1%
  Canadian Government, Zero Coupon Bond, 6/01/25            CAD       31,550,000         5,523,180
  Hydro Quebec, Zero Coupon Bond, 8/15/20                              7,500,000         1,398,621
  MacMillan Bloedel Ltd., 7.700%, 2/15/26                   USD          305,000           295,700
  Milit-Air, Inc., 5.750%, 6/30/19                          CAD        1,800,000         1,174,197
  New Brunswick FM Project, Zero Coupon Bond,
    11/30/27 (step to 6.470% on 5/30/03) 144A #                          500,000           277,005
  Ontario Hydro, Zero Coupon Bond, 10/15/21                              850,000           156,606
  Ontario Hydro, 8.900%, 8/18/22                                       1,175,000         1,051,608
  Province of Alberta, 5.400%, 6/15/10                                 2,500,000         1,649,509
  Province of Alberta, 5.930%, 9/16/16                                   681,750           461,292
  Province of British Columbia, Zero Coupon
    Bond, 8/23/13                                                      5,000,000         1,489,126
  Province of British Columbia, Zero Coupon
    Bond, 6/09/14                                                      1,000,000           283,102
  Province of British Columbia, Zero Coupon
    Bond, 9/05/20                                                      3,300,000           641,871
  Province of British Columbia, Zero Coupon
    Bond, 6/09/22                                                      4,000,000           697,598
  Province of British Columbia, Zero Coupon
    Bond, 8/19/22                                                      4,195,000           722,757

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

CANADIAN--CONTINUED
  Province of British Columbia, Zero Coupon
    Bond, 8/23/24                                           CAD       10,000,000     $   1,522,040
  Province of British Columbia, Zero Coupon
    Bond, 11/19/27                                                     6,500,000           816,247
  Province of British Columbia, 5.700%, 6/18/29                          325,000           205,023
  Province of Manitoba, 6.500%, 9/22/17                                1,825,000         1,256,398
  Province of Manitoba, 7.750%, 12/22/25                               3,100,000         2,512,757
  Province of Newfoundland, 6.150%, 4/17/28                              500,000           327,658
  Province of Ontario, Zero Coupon Bond, 6/02/27                      10,000,000         1,368,327
  Province of Saskatchewan, Zero Coupon Bond, 4/10/14                  2,500,000           719,490
  Province of Saskatchewan, 5.750%, 3/05/29                            3,550,000         2,271,266
  Province of Saskatchewan (Certificate of Deposit),
    Zero Coupon Bond, 2/04/22                                          1,281,000           225,860
  Province of Saskatchewan (Certificate of Deposit),
    Zero Coupon Bond, 5/30/25                                          1,250,000           179,132
                                                                                     -------------
                                                                                        27,226,370
                                                                                     -------------

COMPUTER HARDWARE--3.0%
  Dell Computer Corp., 7.100%, 4/15/28                      USD          350,000           310,433
  Seagate Technology, Inc., 7.370%, 3/01/07                            2,000,000         1,739,340
  Seagate Technology, Inc., 7.450%, 3/01/37                            3,250,000         2,600,422
  Seagate Technology, Inc., 7.875%, 3/01/17                              200,000           150,172
                                                                                     -------------
                                                                                         4,800,367
                                                                                     -------------

ELECTRONIC COMPONENTS--0.0%
  Zenith Electronics Corp., 8.190%, 11/01/09                              34,000            12,240
                                                                                     -------------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.1%
  Pioneer Standard Electronics, Inc., 8.500%, 8/01/06                    250,000           239,212
                                                                                     -------------

ENTERTAINMENT--4.0%
  Time Warner Entertainment Co., 6.875%, 6/15/18                         410,000           372,649
  Time Warner Entertainment Co., 6.950%, 1/15/28                       2,250,000         2,008,643
  Time Warner Entertainment Co., 7.570%, 2/01/24                       2,300,000         2,211,818
  Time Warner Entertainment Co., 8.875%, 10/01/12                        145,000           154,571
  Time Warner, Inc., 6.625%, 5/15/29                                   1,850,000         1,576,496
                                                                                     -------------
                                                                                         6,324,177
                                                                                     -------------

FINANCIAL SERVICES--2.8%
  Capital One Bank, 7.160%, 4/10/06                                      105,000           101,154
  Fleet Financial Group, 6.700%, 7/15/28                                 786,000           667,817
  Household Finance Corp., 5.875%, 2/01/09                             2,000,000         1,757,120
  Merey Sweeny LP, 8.850%, 12/18/19 144A                                 500,000           492,115
  Security Capital Group, Inc., 7.700%, 6/15/28                        1,000,000           825,890
  US West Capital Funding, Inc., 6.500%, 11/15/18                        500,000           433,500
  US West Capital Funding, Inc., 6.875%, 7/15/28                         250,000           220,417
                                                                                     -------------
                                                                                         4,498,013
                                                                                     -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

FOOD & BEVERAGE--0.8%
  ConAgra, Inc., 7.000%, 10/01/28                           USD        1,000,000     $     875,970
  Pepsi Bottling Group, Inc., 7.000%, 3/01/29                            500,000           451,889
                                                                                     -------------
                                                                                         1,327,859
                                                                                     -------------

FOREIGN GOVERNMENT/AGENCY--4.1%
  New South Wales Treasury, Zero Coupon
    Bond, 11/23/20                                          AUD        6,000,000           850,589
  Republic of Brazil C Bond, 8.000%, 4/15/14 PIK            USD        3,033,028         2,271,131
  Republic of South Africa, 8.500%, 6/23/17                            1,125,000         1,043,437
  Republic of South Africa, 12.000%, 2/28/05                ZAR        4,250,000           615,477
  Republic of South Africa, 12.500%, 12/21/06                          8,600,000         1,235,447
  Republic of South Africa, 13.000%, 8/31/10                           1,500,000           216,384
  Republic of South Africa, 13.500%, 9/15/15                           2,500,000           366,999
                                                                                     -------------
                                                                                         6,599,464
                                                                                     -------------

FOREIGN ISSUER--12.3%
  Bangkok Bank Public Co. Ltd., 9.025%, 3/15/29 144A        USD        2,250,000         1,771,875
  Cerro Negro Finance Ltd., 7.900%, 12/01/20 144A                        500,000           408,310
  Embotelladora Andina SA, 7.625%, 10/01/27                            1,000,000           858,117
  Enersis SA, 7.400%, 12/01/16                                         2,550,000         2,266,292
  Espirito Santo Centrais Eletricas SA, 10.000%, 7/15/07               1,000,000           830,000
  Industrial Finance Corp. of Thailand, 6.875%,
    4/01/03 144A                                                         575,000           548,619
  Korea Electric Power Corp., 7.400%, 4/01/16                            455,815           414,705
  PDVSA Finance Ltd., 7.400%, 8/15/16                                  2,000,000         1,527,838
  PDVSA Finance Ltd., 7.500%, 11/15/28                                 2,000,000         1,421,300
  Perez Companc SA, 8.125%, 7/15/07 144A                                 350,000           304,500
  Petrozuata Finance, Inc., 8.220%, 4/01/17 144A                         700,000           546,000
  Pindo Deli Finance Mauritius Ltd., 10.875%, 10/01/27                   100,000            59,000
  Samsung Electronics Co. Ltd., 7.700%, 10/01/27 144A                  1,250,000           975,000
  Telekom Malaysia Berhad, 7.875%, 8/01/25 144A                        2,750,000         2,494,250
  Tenaga Nasional Berhad, 7.500%, 11/01/25 144A                        5,390,000         4,571,625
  Total Access Communication Public Co. Ltd., 8.375%,
    11/04/06 144A                                                        150,000           126,000
  Transgas De Occidente SA, 9.790%, 11/01/10 144A                        487,167           422,618
                                                                                     -------------
                                                                                        19,546,049
                                                                                     -------------

FOREST & PAPER PRODUCTS--1.3%
  Georgia-Pacific Corp. (Timber Group), 7.250%, 6/01/28                  500,000           441,415
  Georgia-Pacific Group, 7.750%, 11/15/29                              1,250,000         1,170,525
  Westvaco Corp., 7.000%, 8/15/23                                        500,000           432,005
                                                                                     -------------
                                                                                         2,043,945
                                                                                     -------------

GOVERNMENT AGENCIES--1.7%
  Federal Home Loan Mortgage Corp., 6.000%,
    4/15/28                                                            1,000,000           889,060
  Federal National Mortgage Association, Zero
    Coupon Bond, 10/29/07                                   NZD        6,850,000         1,866,427
                                                                                     -------------
                                                                                         2,755,487
                                                                                     -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

HEALTH CARE--PRODUCTS--0.7%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                      USD        1,250,000     $   1,057,562
                                                                                     -------------

HOME BUILDERS--1.5%
  Pulte Corp., 7.000%, 12/15/03                                          188,000           176,876
  Pulte Corp., 7.300%, 10/24/05                                          200,000           184,446
  Pulte Corp., 7.625%, 10/15/17                                        2,500,000         1,990,625
                                                                                     -------------
                                                                                         2,351,947
                                                                                     -------------

INSURANCE--0.0%
  Progressive Corp., 6.625%, 3/01/29                                      35,000            30,023
                                                                                     -------------
OIL & GAS--3.2%
  Anadarko Petroleum Corp., 6.625%, 1/15/28                            1,000,000           844,610
  Coastal Corporation, 6.500%, 5/15/06                                   130,000           122,500
  Global Marine, Inc., 7.000%, 6/01/28                                   250,000           215,275
  Global Marine, Inc., 7.125%, 9/01/07                                    50,000            47,805
  Mitchell Energy & Development Corp., 6.750%, 2/15/04                   300,000           284,268
  Pennzoil-Quaker State Co., 7.375%, 4/01/29                           1,000,000           724,510
  Pioneer Natural Resources Co., 7.200%, 1/15/28                       1,000,000           740,000
  Tennessee Gas Pipeline Co., 7.000%, 10/15/28                           750,000           664,117
  Union Oil Co., 7.500%, 2/15/29                                          45,000            41,814
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28                   350,000           308,857
  Union Pacific Resources Group, Inc., 7.500%, 10/15/26                  250,000           230,823
  Union Pacific Resources Group, Inc., 7.950%, 4/15/29                 1,000,000           953,480
                                                                                     -------------
                                                                                         5,178,059
                                                                                     -------------

OIL & GAS DRILLING EQUIPMENT--1.3%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                        2,750,000         2,103,750
                                                                                     -------------

RAIL--TRANSPORT--0.1%
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                         275,000           140,250
                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS--6.7%
  AMB Property Corp., 7.500%, 6/30/18                                  1,000,000           884,330
  American Health Properties, Inc., 7.500%, 1/15/07                      110,000            96,974
  Camden Property Trust, 7.000%, 11/15/06                                500,000           464,245
  Colonial Realty LP, 8.050%, 7/15/06                                    165,000           159,266
  EOP Operating LP, 7.500%, 4/19/29                                    2,000,000         1,736,260
  Evans Withycombe Residential, Inc., 7.625%, 4/15/07                     45,000            43,928
  First Industrial, 7.500%, 12/01/17                                   2,500,000         2,145,475
  First Industrial, 7.600%, 7/15/28                                    1,250,000         1,057,150
  Highwoods Realty LP, 7.500%, 4/15/18                                 1,000,000           849,440
  Susa Partnership LP, 7.450%, 7/01/18                                    80,000            68,513
  Susa Partnership LP, 7.500%, 12/01/27                                1,750,000         1,457,330
  Trinet Corporate Realty Trust, Inc., 7.700%, 7/15/17                 2,425,000         1,725,169
                                                                                     -------------
                                                                                        10,688,080
                                                                                     -------------
RETAIL--GENERAL--0.2%
  Woolworth Corp., 8.500%, 1/15/22                                       500,000           313,750
                                                                                     -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

SECURITIES--0.9%
  Lehman Brothers Holdings, Inc., 6.625%, 2/15/08           USD        1,500,000     $   1,398,525
  Lehman Brothers Holdings, Inc., 7.375%, 1/15/07                         60,000            58,924
                                                                                     -------------
                                                                                         1,457,449
                                                                                     -------------

SUPRANATIONAL--2.2%
  International Bank for Reconstruction & Development,
    Zero Coupon Bond, 8/20/07                               NZD        9,650,000         2,734,412
  International Bank for Reconstruction & Development,
    8.000%, 5/23/07                                                    1,505,000           755,819
                                                                                     -------------
                                                                                         3,490,231
                                                                                     -------------

TAXABLE MUNICIPAL--0.5%
  Orange County, California Pension Obligation,
    Zero Coupon Bond, 9/01/16                               USD        2,500,000           739,400
                                                                                     -------------

TELECOMMUNICATIONS--0.6%
  TCI Communications, Inc., 7.875%, 2/15/26                              970,000           982,329
                                                                                     -------------

TEXTILE & APPAREL--0.8%
  Burlington Industries, Inc., 7.250%, 8/01/27                           315,000           212,625
  Fruit of the Loom, Inc., 7.375%, 11/15/23 ^                            550,000           214,500
  Kellwood Co., 7.625%, 10/15/17                                       1,000,000           884,320
                                                                                     -------------
                                                                                         1,311,445
                                                                                     -------------

TOBACCO--1.6%
  Philip Morris Cos., Inc., 7.750%, 1/15/27                            3,000,000         2,477,640
                                                                                     -------------

TRANSPORTATION--0.3%
  American President Cos. Ltd., 7.125%, 11/15/03                         500,000           360,000
  American President Cos. Ltd., 8.000%, 1/15/24                          100,000            59,000
                                                                                     -------------
                                                                                           419,000
                                                                                     -------------

UTILITIES--1.9%
  Boston Edison Co., 7.800%, 3/15/23                                     250,000           234,499
  Commonwealth Edison Co., 4.750%, 12/01/11                              126,000            97,537
  KN Capital Trust, 7.630%, 4/15/28                                    2,000,000         1,771,076
  KN Energy, Inc., 7.250%, 3/01/28                                     1,000,000           891,340
                                                                                     -------------
                                                                                         2,994,452
                                                                                     -------------

  TOTAL NON-CONVERTIBLE BONDS
    (Identified Cost $132,485,891)                                                     126,121,412
                                                                                     -------------

CONVERTIBLE BONDS--15.3%
AUTO & RELATED--0.3%
  Magna International, Inc. Class A, 4.875%, 2/15/05                     500,000           430,625
                                                                                     -------------

COMPUTERS--0.1%
  Maxtor Corp., 5.750%, 3/01/12                                          150,000           105,000
                                                                                     -------------

DIVERSIFIED OPERATIONS--2.2%
  Ogden Corp., 5.750%, 10/20/02                                          600,000           500,735
  Thermo Electron Corp., 4.250%, 1/01/03 144A                          3,250,000         2,957,500
                                                                                     -------------
                                                                                         3,458,235
                                                                                     -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

ELECTRONIC COMPONENTS--SEMICONDUCTORS--0.0%
  Richardson Electronics Ltd., 7.250%, 12/15/06             USD           50,000     $      36,875
                                                                                     -------------

ENVIRONMENTAL SERVICES--1.1%
  Thermo TerraTech, Inc., 4.625%, 5/01/03                                250,000           221,250
  Thermo TerraTech, Inc., 4.625%, 5/01/03 144A                         1,650,000         1,460,250
                                                                                     -------------
                                                                                         1,681,500
                                                                                     -------------

FINANCIAL SERVICES--0.9%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                    1,390,000         1,415,229
                                                                                     -------------

FOREIGN ISSUER--1.7%
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04                          500,000           270,000
  Banpu Public Co., 2.750%, 4/10/03                                      250,000           267,500
  Burns, Philp, 5.500%, 4/30/04                                          590,000           354,000
  Empresas ICA Sociedad, 5.000%, 3/15/04                                 100,000            59,000
  Loxley Public Co. Ltd., 2.500%, 4/04/01 ^                            1,150,000           333,500
  Samsung Display Devices, 0.250%, 3/12/06                               260,000           297,700
  Siam Commercial Bank Public Co. Ltd., 3.250%, 1/24/04                  100,000            53,500
  Ssangyong Oil Refining Co., Inc., 3.000%, 12/31/04                     100,000            69,750
  Telekom Malaysia Berhad, 4.000%, 10/03/04                            1,075,000           980,937
                                                                                     -------------
                                                                                         2,685,887
                                                                                     -------------

FREIGHT TRANSPORTATION--0.1%
  Builders Transportation, Inc., 6.500%, 5/01/11 ^                       129,000               161
  Worldway Corp., 6.250%, 4/15/11                                        225,000           182,250
                                                                                     -------------
                                                                                           182,411
                                                                                     -------------

HEALTH CARE--DRUGS--0.0%
  NABI, Inc., 6.500%, 2/01/03                                            100,000            81,125
                                                                                     -------------

HEALTH CARE--SERVICES--0.4%
  Healthsouth Corp., 3.250%, 4/01/03                                     750,000           581,250
                                                                                     -------------

INSURANCE--3.5%
  Loews Corp., 3.125%, 9/15/07                                         6,225,000         5,563,594
                                                                                     -------------

MACHINERY--0.0%
  Intevac, Inc., 6.500%, 3/01/04                                         100,000            51,000
                                                                                     -------------

MANUFACTURING--0.1%
  FMC Corp., 6.750%, 1/16/05                                             170,000           144,500
                                                                                     -------------

MULTI-INDUSTRY--0.8%
  Thermo Instrument Systems, Inc., 4.500%, 10/15/03 144A               1,450,000         1,326,750
                                                                                     -------------

OFFICE EQUIPMENT--1.8%
  Xerox Corp., 0.570%, 4/21/18                                         5,250,000         2,861,250
                                                                                     -------------


OIL & GAS--1.6%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                        2,424,000         1,805,880
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                       350,000           407,750
  Noram Energy Corp., 6.000%, 3/15/12                                    335,000           283,912
                                                                                     -------------
                                                                                         2,497,542
                                                                                     -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

PUBLISHING--0.3%
  Scholastic Corp., 5.000%, 8/15/05 144A                    USD          540,000     $     516,375
                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS--0.4%
  Federal Realty Investors Trust, 5.250%, 10/28/03                       835,000           709,750
                                                                                     -------------

RETAIL--SPECIALTY--0.0%
  CML Group, Inc., 5.500%, 1/15/03 ^                                      50,000                32
                                                                                     -------------

  TOTAL CONVERTIBLE BONDS
    (Identified Cost $25,081,273)                                                       24,328,930
                                                                                     -------------

  TOTAL BONDS AND NOTES
    (Identified Cost $157,567,164)                                                     150,450,342
                                                                                     -------------

                                                                          SHARES
--------------------------------------------------------------------------------------------------
PREFERRED STOCKS-1.9% OF NET ASSETS

AEROSPACE/DEFENSE--0.2%
  Coltec Capital Trust, 5.250%                                             7,500           272,812
                                                                                     -------------

CHEMICALS--MAJOR--0.1%
  E.I. du Pont DeNemours & Co., $3.50                                      2,200           116,600
                                                                                     -------------

CONTAINERS--0.0%
  Owens-Illinois, Inc., 4.750%                                             3,500            94,719
                                                                                     -------------

OIL & GAS--0.7%
  EVI, Inc., Conv., 5.000%                                                25,250         1,221,469
                                                                                     -------------

REAL ESTATE INVESTMENT TRUSTS--0.3%
  Camden Property Trust, $2.25                                             3,000            66,562
  CarrAmerica Realty Corp., Series C, 8.550%                                 700            13,344
  Equity Residential Properties Trust, 7.250%                             14,350           283,412
  Equity Residential Properties Trust, Series L, 7.625%                    2,000            36,500
  First Industrial Realty Trust, Inc., Series E, 7.900%                    1,500            27,563
                                                                                     -------------
                                                                                           427,381
                                                                                     -------------

UTILITIES--0.6%
  Central Illinois Light Co., 4.500%                                         100             5,800
  Connecticut Light & Power Co., $2.20                                       263             7,068
  Consolidated Edison, Inc., Series C, 4.650%                                200            13,400
  Dayton Power & Light Co., 3.750%                                           701            37,854
  Del Marva Power & Light Co., 4.000%                                        350            23,275
  Duquesne Light Co., 4.000%                                                 300             8,250
  Illinois Power Co., 4.080%                                                 400            10,800
  Illinois Power Co., 4.200%                                                 300             8,400
  Jersey Central Power & Light Co., 4.000%                                 3,710           204,050
  MDU Resources Group, Inc., 5.100% 144A                                     900            78,300
  Minnesota Power & Light Co., 5.000%                                        100             6,000
  Northern Indiana Public Service Co., 4.250%                              2,210           124,865
  Northern States Power Co., $4.08                                            50             2,950
  Northern States Power Co., $4.10                                           100             6,000
  PG&E Corp., 5.500%                                                         100             1,750

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                            FACE
                                                                          AMOUNT           VALUE x
--------------------------------------------------------------------------------------------------
PREFERED STOCKS-CONTINUED

UTILITIES--CONTINUED
  PSI Energy, Inc., 4.320%                                                   200     $       2,750
  Public Service Electric & Gas Co., 4.080%                                  300            16,500
  San Diego Gas & Electric Co., 4.500%                                       100             1,275
  Southern California Edison Co., 4.240%                                   5,700            81,225
  Southern California Edison Co., 4.780%                                   8,380           118,368
  Southern California Edison Co., 4.780%                                   8,000           125,000
  Union Electric Co., $4.50                                                1,210            64,735
                                                                                     -------------
                                                                                           948,615
                                                                                     -------------

TOTAL PREFERRED STOCKS
    (Identified Cost $2,751,778)                                                         3,081,596
                                                                                     -------------

                                                                            FACE
                                                                          AMOUNT
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.1% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
    Trust Co., dated 3/31/00 at 4.750% to be repurchased
    at $3,327,317 on 4/03/00 collateralized by $2,740,000
    U.S. Treasury Bond, 8.000% due 11/15/21 with a
    value of $3,392,764                                     USD        3,326,000         3,326,000
                                                                                     -------------

  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $3,326,000)                                                         3,326,000
                                                                                     -------------

TOTAL INVESTMENTS--98.4%
  (Identified Cost $163,644,942) @                                                     156,857,938
  Cash and Other Assets, Less Liabilities--1.6%                                          2,514,615
                                                                                     -------------
NET ASSETS--100%                                                                     $ 159,372,553
                                                                                     =============

   x See Note 1.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. # Step Bond:
     Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
 PIK All or a portion of income may be received as additional securities.
   ^ Security in default.
   @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $163,644,942 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,032,435 and $12,819,439, respectively, resulting in net unrealized depreciation of $6,787,004.

KEY TO ABBREVIATIONS:
AUD: Australian Dollar
CAD: Canadian Dollar
NZD: New Zealand Dollar
USD: United States Dollar
ZAR: South African Rand

                 See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES PROVIDENT FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                                       SHARES        VALUE x
------------------------------------------------------------------------------------------------
COMMON STOCKS-93.2% OF NET ASSETS
AUTO & RELATED--1.8%
  Gentex Corp. *                                                       11,800   $    437,338
                                                                                -------------
CHEMICALS--MAJOR--4.1%
  Dow Chemical Co.                                                      4,400        501,600
  Praxair, Inc.                                                        11,850        493,256
                                                                                -------------
                                                                                     994,856
                                                                                -------------
COMMUNICATIONS EQUIPMENT--1.9%
  Nortel Networks Corp.                                                 3,700        466,200
                                                                                -------------
COMPUTER HARDWARE--2.9%
International Business Machines Corp.                                   6,000        708,000
                                                                                -------------
CONSUMER PRODUCTS--1.8%
  Colgate-Palmolive Co.                                                 7,600        428,450
                                                                                -------------
ELECTRICAL EQUIPMENT--2.0%
  Emerson Electric Co.                                                  9,000        475,875
                                                                                -------------
ELECTRONIC COMPONENTS--2.1%
  Koninklijke (Royal) Philips Electronics NV ADR                        2,950        505,372
                                                                                -------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--5.5%
  Advanced Micro Devices, Inc. *                                       11,800        673,337
  Analog Devices, Inc. *                                                8,000        644,500
                                                                                -------------
                                                                                   1,317,837
                                                                                -------------
ELECTRONIC MEASURING INSTRUMENTS--2.1%
  Teradyne, Inc. *                                                      6,000        493,500
                                                                                -------------
ENTERTAINMENT--2.7%
  Time Warner, Inc.                                                     6,400        640,000
                                                                                -------------
FINANCIAL SERVICES--4.9%
  Citigroup, Inc.                                                       9,700        575,331
  FleetBoston Financial Corp.                                          16,500        602,250
                                                                                -------------
                                                                                   1,177,581
                                                                                -------------
FOREST & PAPER PRODUCTS--6.1%
  Fort James Corp.                                                     24,100        530,200
  International Paper Co.                                              13,100        560,025
  Smurfit-Stone Container Corp. *                                      22,700        384,481
                                                                                -------------
                                                                                   1,474,706
                                                                                -------------
HEALTH CARE--DRUGS--2.5%
Warner-Lambert Co.                                                      6,100        594,750
                                                                                -------------
HEALTH CARE--MEDICAL TECHNOLOGY--3.8%
  Guidant Corp. *                                                       7,800        458,737
  Stryker Corp.                                                         6,700        467,325
                                                                                -------------
                                                                                     926,062
                                                                                -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                                       SHARES        VALUE x
------------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
INSURANCE--2.4%
  AFLAC, Inc.                                                          12,600   $    574,088
                                                                                -------------
MANUFACTURING--4.3%
  Minnesota Mining & Manufacturing Co.                                  5,500        487,094
  Tyco International Ltd.                                              11,200        558,600
                                                                                -------------
                                                                                   1,045,694
                                                                                -------------
METALS & MINING--5.7%
  Alcan Aluminum Ltd.                                                  14,500        491,188
  Newmont Mining Corp.                                                 18,700        419,581
  Nucor Corp.                                                           9,400        470,000
                                                                                -------------
                                                                                   1,380,769
                                                                                -------------
OIL & GAS DRILLING EQUIPMENT--7.0%
  Baker Hughes, Inc.                                                   22,350        676,087
  Nabors Industries, Inc. *                                            11,200        434,700
  R & B Falcon Corp. *                                                 28,600        563,063
                                                                                -------------
                                                                                   1,673,850
                                                                                -------------
OIL & GAS EXPLORATION--9.2%
  Burlington Resources, Inc.                                           13,900        514,300
  Devon Energy Corp.                                                    8,900        432,206
  Kerr-McGee Corp.                                                     12,150        701,663
  Unocal Corp.                                                         19,200        571,200
                                                                                -------------
                                                                                   2,219,369
                                                                                -------------
OIL & GAS--MAJOR INTEGRATED--2.3%
  USX Marathon Group                                                   21,200        552,525
                                                                                -------------
RESTAURANTS--2.4%
  McDonald's Corp.                                                     15,300        574,706
                                                                                -------------

RETAIL--FOOD & DRUG--2.3%
  CVS Corp.                                                            15,000        563,438
                                                                                -------------
RETAIL--GENERAL--2.9%
  Target Corp.                                                          9,500        710,125
                                                                                -------------
RETAIL--SPECIALTY--2.1%
  Limited, Inc.                                                        11,800        497,075
                                                                                -------------
TELECOMMUNICATIONS--8.4%
  Bell Atlantic Corp.                                                   9,750        595,969
  BellSouth Corp.                                                      10,100        474,700
  MCI WorldCom, Inc. *                                                  8,900        403,281
  US West, Inc.                                                         7,400        537,425
                                                                                -------------
                                                                                   2,011,375
                                                                                -------------
  TOTAL COMMON STOCKS
    (Identified Cost $20,664,005)                                                22,443,541
                                                                                -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                         FACE
                                                                       AMOUNT          VALUE x
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.3% OF NET ASSETS
  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $549,217 on
    4/03/00 collateralized by $455,000 U. S. Treasury Bond,
    8.000% due 11/15/21 with a value of $563,397                     $549,000   $     549,000
                                                                                -------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $549,000)                                                        549,000
                                                                                -------------
TOTAL INVESTMENTS--95.5%
  (IDENTIFIED COST $21,213,005) @                                                  22,992,541
  Cash and Other Assets, Less Liabilities--4.5%                                     1,084,920
                                                                                -------------
NET ASSETS--100%                                                                  $24,077,461
                                                                                =============

x  See Note 1.
*  Non-income producing security.

@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $21,213,005 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,491,455 and $711,919, respectively, resulting in net unrealized appreciation of $1,779,536.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipts

                See accompanying notes to financial statements.

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       SHARES        VALUE x
------------------------------------------------------------------------------------------------
COMMON STOCKS-97.2% OF NET ASSETS
BANKS/SAVINGS & LOANS--2.4%
  Silicon Valley Bancshares *                                          32,100   $  2,307,187
                                                                                -------------
BROADCASTING--3.8%
  Emmis Communications Corp. Class A *                                 48,600      2,259,900
  Radio One, Inc. Class A *                                            19,850      1,322,506
                                                                                -------------
                                                                                   3,582,406
                                                                                -------------
BUSINESS SERVICES--6.7%
  CoStar Group, Inc. *                                                  8,100        298,687
  FairMarket, Inc. *                                                   27,800        632,450
  FreeShop.com, Inc. *                                                 22,650        441,675
  Macrovision Corp. *                                                  43,800      3,772,275
  NetCreations, Inc. *                                                 29,200      1,241,000
                                                                                -------------
                                                                                   6,386,087
                                                                                -------------
COMMUNICATIONS EQUIPMENT--17.7%
  Aeroflex, Inc. *                                                     33,600      1,663,200
  Anadigics, Inc. *                                                    28,200      1,861,200
  Anaren Microwave, Inc. *                                              9,900        949,163
  Celeritek, Inc. *                                                    13,300        841,225
  Crossroads Systems, Inc. *                                            8,700        898,275
  Ditech Communications Corp. *                                        16,200      1,718,213
  NetOptix Corp. *                                                      9,300      1,597,275
  Newport Corp.                                                        15,100      2,038,500
  Ortel Corp. *                                                         4,850        910,284
  Powerwave Technologies, Inc. *                                       15,100      1,887,500
  SBA Communcations Corp. *                                            30,950      1,361,800
  Tut Systems, Inc. *                                                  16,550        985,759
                                                                                -------------
                                                                                 16,712,394
                                                                                -------------
COMPUTER SOFTWARE--10.8%
  Apropos Technology, Inc. *                                           22,600        836,200
  Documentum, Inc. *                                                   31,000      2,418,000
  Exchange Applications, Inc. *                                        42,300      2,238,596
  Geoworks Corp. *                                                     33,850      1,205,906
  Media 100, Inc. *                                                    31,550      1,100,306
  Mercury Interactive Corp. *                                          14,000      1,109,500
  Netegrity, Inc. *                                                    19,100      1,308,350
                                                                                -------------
                                                                                  10,216,858
                                                                                -------------
ELECTRONIC COMPONENTS--3.9%
  Kopin Corp. *                                                        26,100      1,794,375
  LightPath Technologies, Inc. Class A *                               18,300        825,787
  Three-Five Systems, Inc. *                                           17,400      1,044,000
                                                                                -------------
                                                                                   3,664,162
                                                                                -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       SHARES        VALUE x
------------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
ELECTRONIC COMPONENTS--SEMICONDUCTORS--9.9%
  Cree Research, Inc. *                                                16,200   $  1,828,575
  Exar Corp. *                                                         27,250      1,950,078
  hi/fn, Inc. *                                                        12,700        826,294
  Integrated Silicon Solution, Inc. *                                  39,950      1,171,034
  Pericom Semiconductor Corp. *                                        22,600        806,538
  TranSwitch Corp. *                                                   28,825      2,770,803
                                                                                -------------
                                                                                   9,353,322
                                                                                -------------
FINANCIAL SERVICES--4.3%
  Advent Software, Inc. *                                              49,550      2,273,106
  Affiliated Managers Group, Inc. *                                    21,900      1,040,250
  Digital Insight Corp. *                                              14,750        755,938
                                                                                -------------
                                                                                   4,069,294
                                                                                -------------
HEALTH CARE--BIOTECHNOLOGY--4.5%
  Abgenix, Inc. *                                                       4,050        559,406
  Alkermes, Inc. *                                                      9,800        906,500
  Aurora Biosciences Corp. *                                            9,850        402,619
  Gene Logic, Inc. *                                                    9,800        412,213
  Pharmacyclics, Inc. *                                                17,700        985,669
  Tularik, Inc. *                                                      17,700        546,487
  Visible Genetics, Inc. *                                             12,000        444,000
                                                                                -------------
                                                                                   4,256,894
                                                                                -------------

HEALTH CARE--PRODUCTS--3.6%
  Biopure Corp. *                                                      38,350      1,277,534
  Cytyc Corp. *                                                        43,400      2,094,050
                                                                                -------------
                                                                                   3,371,584
                                                                                -------------
HEALTH CARE--SERVICES--5.1%
  Accredo Health, Inc. *                                               30,350      1,005,344
  Allscripts, Inc. *                                                   17,700      1,064,213
  PolyMedica Corp. *                                                   46,850      2,752,437
                                                                                -------------
                                                                                   4,821,994
                                                                                -------------
MACHINERY--7.3%
  Advanced Energy Industries, Inc. *                                   28,900      1,473,900
  Applied Science and Technology, Inc. *                               29,350        887,838
  Kulicke & Soffa Industries, Inc. *                                   22,000      1,409,375
  LTX Corp. *                                                          42,300      1,911,431
  PRI Automation, Inc. *                                               20,300      1,240,837
                                                                                -------------
                                                                                   6,923,381
                                                                                -------------
OIL & GAS DRILLING EQUIPMENT--6.2%
  Atwood Oceanics, Inc. *                                              27,200      1,803,700
  Marine Drilling Cos., Inc. *                                         74,100      2,033,119
  Patterson Energy, Inc. *                                             64,100      2,035,175
                                                                                -------------
                                                                                   5,871,994
                                                                                -------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       SHARES        VALUE x
------------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
RETAIL--GENERAL--1.1%
  Gadzooks, Inc. *                                                     20,950   $    454,353
  Too, Inc. *                                                          19,600        618,625
                                                                                -------------
                                                                                   1,072,978
                                                                                -------------
RETAIL--SPECIALTY--4.1%
  Cost Plus, Inc. *                                                    33,900      1,146,244
  NBTY, Inc. *                                                         64,600        884,213
  Tweeter Home Entertainment Group, Inc. *                             42,750      1,891,687
                                                                                -------------
                                                                                   3,922,144
                                                                                -------------
SECURITIES--0.9%
  National Discount Brokers Group, Inc. *                              18,000        888,750
                                                                                -------------
TELECOMMUNICATIONS--4.9%
  AirGate PCS, Inc. *                                                  16,800      1,772,400
  ITC DeltaCom, Inc. *                                                 53,550      1,907,719
  NorthEast Optic Network, Inc. *                                      11,600        980,925
                                                                                -------------
                                                                                   4,661,044
                                                                                -------------
  TOTAL COMMON STOCKS
    (Identified Cost $77,330,302)                                                92,082,473
                                                                                -------------

                                                                        FACE
                                                                      AMOUNT
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-3.6% OF NET ASSETS
  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $3,407,348 on
    4/03/00 collateralized by $3,505,000 U.S Treasury Note,
    5.625% due 12/31/02 with a value of $3,476,522                    $3,406,000    3,406,000
                                                                                   -----------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $3,406,000)                                                    3,406,000
                                                                                   -----------
TOTAL INVESTMENTS--100.8%
  (IDENTIFIED COST $80,736,302) @                                                  95,488,473
  Liabilities, Less Cash and Other Assets--(0.8%)                                    (798,829)
                                                                                   -----------
NET ASSETS--100%                                                                  $94,689,644
                                                                                  ============

x  See Note 1.
*  Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $80,736,302 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,652,982 and $3,900,811, respectively, resulting in net unrealized appreciation of $14,752,171.

                 See accompanying notes to financial statements

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES SMALL COMPANY VALUE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)




                                                                SHARES        VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-95.6% OF NET ASSETS
AEROSPACE/DEFENSE--1.2%
  Alliant Techsystems, Inc. *                                    3,700       $   217,838
  Newport News Shipbuilding, Inc.                               10,800           326,700
                                                                             ------------
                                                                                 544,538
                                                                             ------------
AUTO & RELATED--1.5%
  Oshkosh Truck Corp.                                            9,900           307,519
  Tower Automotive, Inc. *                                      14,500           237,437
  Wabash National Corp.                                          8,500           118,469
                                                                             ------------
                                                                                 663,425
                                                                             ------------
BANKS/SAVINGS & LOANS--4.1%
  Chittenden Corp.                                               5,800           172,188
  City National Corp.                                            8,900           299,819
  Commerce Bancorp, Inc.                                         6,595           244,015
  Commercial Federal Corp.                                      12,200           202,825
  Dime Bancorp, Inc.                                             8,800           162,800
  First Midwest Bancorp, Inc.                                   10,450           253,412
  Hudson United Bancorp                                         10,918           236,784
  Wilmington Trust Corp.                                         5,300           257,712
                                                                             ------------
                                                                               1,829,555
                                                                             ------------
BROADCASTING--1.0%
  Adelphia Communications Corp. Class A *                        4,800           235,200
  Regent Communications, Inc. *                                 18,200           225,225
                                                                             ------------
                                                                                 460,425
                                                                             ------------
BUSINESS SERVICES--0.8%
  Deluxe Corp.                                                  10,300           272,950
  Progress Software Corp. *                                      3,500            82,031
                                                                             ------------
                                                                                 354,981
                                                                             ------------
CHEMICALS--0.3%
  Dionex Corp. *                                                 4,600           151,513
                                                                             ------------
CHEMICALS--MAJOR--0.5%
  IMC Global, Inc.                                              14,700           215,906
                                                                             ------------
CHEMICALS--SPECIALTY--6.5%
  Cambrex Corp.                                                  5,700           247,950
  Cuno, Inc. *                                                  10,700           290,238
  Cytec Industries, Inc. *                                      11,700           358,312
  Dexter Corp.                                                   4,600           243,800
  Ferro Corp.                                                   12,900           229,781
  Great Lakes Chemical Corp.                                     6,900           234,600
  Olin Corp.                                                    16,500           292,875
  OM Group, Inc.                                                 7,100           323,050
  Scotts Co. *                                                  10,100           424,200
  Spartech Corp.                                                 7,200           247,500
                                                                             ------------
                                                                               2,892,306
                                                                             ------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)




                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
COMMERCIAL SERVICES--6.2%
  ACNielson Corp. *                                              6,600       $   148,500
  ADVO, Inc. *                                                  12,200           305,000
  Burns International Services Corp. *                          22,700           238,350
  Charles River Associates, Inc. *                               4,500            87,469
  Cheap Tickets, Inc. *                                          9,500           134,187
  Harte-Hanks, Inc.                                             14,000           317,625
  L90, Inc. *                                                   10,100           191,900
  Manpower, Inc.                                                 8,000           284,000
  Modis Professional Services, Inc. *                           14,400           178,200
  NetRatings, Inc. *                                             3,000            74,813
  R.H. Donnelley Corp.                                          27,500           467,500
  United Stationers, Inc. *                                      9,400           335,462
                                                                             ------------
                                                                               2,763,006
                                                                             ------------
COMMUNICATIONS EQUIPMENT--3.4%
  C-COR.net Corp. *                                              4,800           235,200
  Davox Corp. *                                                  8,900           238,075
  Inter-Tel, Inc.                                                4,700           128,663
  P-Com, Inc. *                                                  8,100           149,850
  PairGain Technologies, Inc. *                                 25,900           484,006
  Tekelec *                                                      6,900           256,162
                                                                             ------------
                                                                               1,491,956
                                                                             ------------
COMPUTER HARDWARE--0.8%
  National Instruments Corp. *                                   2,900           136,119
  Telxon Corp.                                                  12,700           223,044
                                                                             ------------
                                                                                 359,163
                                                                             ------------
COMPUTER SERVICES--2.3%
  Ciber, Inc. *                                                  8,900           182,450
  Complete Business Solutions, Inc. *                           10,400           232,700
  Fargo Electronics *                                           12,100           145,956
  Filenet Corp. *                                                8,600           255,850
  IntraNet Solutions, Inc. *                                     2,100            96,600
  Wind River Systems, Inc. *                                     2,900           105,125
                                                                             ------------
                                                                               1,018,681
                                                                             ------------
COMPUTER SOFTWARE--3.7%
  3DO Co. *                                                     10,200            98,813
  Aspen Technology, Inc. *                                       8,300           335,112
  Hyperion Solutions Corp. *                                     7,000           227,500
  Informix Corp. *                                              20,200           342,137
  J.D. Edwards & Co. *                                           6,600           214,913
  Manugistics Group, Inc. *                                      3,500           178,500
  MAPICS, Inc. *                                                16,400           261,375
                                                                             ------------
                                                                               1,658,350
                                                                             ------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)




                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
CONSUMER PRODUCTS--0.7%
  Fossil, Inc. *                                                14,100       $   330,469
                                                                             ------------
CONTAINERS--0.5%
  CoorsTek, Inc. *                                               5,300           213,325
                                                                             ------------
DATA PROCESSING SERVICES--0.2%
  Information Resources, Inc. *                                 12,400            99,200
                                                                             ------------
ELECTRICAL EQUIPMENT--2.5%
  Hadco Corp. *                                                  7,200           465,300
  Sensormatic Electronics Corp. *                                6,100           136,869
  SpeedFam-IPEC, Inc. *                                          8,700           172,912
  Varian Semiconductor Equipment Associates, Inc. *              5,600           356,300
                                                                             ------------
                                                                               1,131,381
                                                                             ------------
ELECTRONIC COMPONENTS--3.1%
  CTS Corp.                                                      5,900           336,300
  DSP Group, Inc. *                                              5,200           343,200
  SCI Systems, Inc. *                                            5,300           285,206
  Vishay Intertechnology, Inc. *                                 7,800           433,875
                                                                             ------------
                                                                               1,398,581
                                                                             ------------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--3.9%
  Actel Corp. *                                                  8,500           303,344
  Dallas Semiconductor Corp.                                     7,700           270,462
  DuPont Photomasks, Inc. *                                      3,000           173,813
  Integrated Device Technology, Inc. *                           8,100           320,962
  International Rectifier Corp. *                                5,500           209,688
  REMEC, Inc. *                                                  9,000           454,500
                                                                             ------------
                                                                               1,732,769
                                                                             ------------
ELECTRONIC MEASURING INSTRUMENTS--2.0%
  Cerprobe Corp. *                                              20,500           306,219
  Robotic Vision Systems, Inc. *                                19,600           313,600
  Tektronix, Inc.                                                4,800           268,800
                                                                             ------------
                                                                                 888,619
                                                                             ------------
ENTERTAINMENT--0.7%
  CEC Entertainment, Inc. *                                     10,950           297,019
                                                                             ------------
ENVIRONMENTAL SERVICES--1.1%
  American States Water Co.                                      6,100           181,475
  Tetra Tech, Inc. *                                            12,775           303,406
                                                                             ------------
                                                                                 484,881
                                                                             ------------
FINANCIAL SERVICES--3.4%
  Affiliated Managers Group, Inc. *                              4,600           218,500
  AmeriCredit Corp. *                                           15,900           259,369
  DVI, Inc. *                                                    4,700            66,975

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
FINANCIAL SERVICES--CONTINUED
  eSPEED, Inc. Class A *                                         3,600       $   188,550
  Federated Investors, Inc. Class B                             13,400           365,987
  Heller Financial, Inc.                                         9,400           217,375
  Investment Technology Group, Inc. *                            6,000           211,500
                                                                             ------------
                                                                               1,528,256
                                                                             ------------
FOOD--PACKAGED & MISCELLANEOUS--1.7%
  Corn Products International, Inc.                             11,200           269,500
  International Multifoods Corp.                                 8,000           107,000
  Michael Foods, Inc.                                           17,900           375,900
                                                                             ------------
                                                                                 752,400
                                                                             ------------
FOREST & PAPER PRODUCTS--0.4%
  Chesapeake Corp. *                                             2,600            76,863
  Ennis Business Forms, Inc.                                    11,100            80,475
                                                                             ------------
                                                                                 157,338
                                                                             ------------
FREIGHT TRANSPORTATION--1.3%
  Atlas Air, Inc. *                                              6,000           164,250
  GATX Corp.                                                    10,400           395,200
                                                                             ------------
                                                                                 559,450
                                                                             ------------
HEALTH CARE--BIOTECHNOLOGY--1.6%
  Gilead Sciences, Inc. *                                        2,600           164,775
  Medicis Pharmaceutical Corp. Class A *                         6,100           244,000
  Myriad Genetics, Inc. *                                        1,700           102,425
  PathoGenesis Corp. *                                           8,800           200,200
                                                                             ------------
                                                                                 711,400
                                                                             ------------
HEALTH CARE--DRUGS--0.4%
  Covance, Inc. *                                               15,600           167,700
                                                                             ------------
HEALTH CARE--MEDICAL TECHNOLOGY--5.0%
  Beckman Coulter, Inc.                                          5,400           346,612
  Conmed Corp. *                                                17,300           433,581
  EndoSonics Corp. *                                            31,400           198,213
  IDEXX Laboratories, Inc. *                                     4,800           111,900
  Meridian Diognostic, Inc.                                     18,000           155,250
  Respironics, Inc. *                                           22,200           319,125
  Theragenics Corp. *                                           13,400           179,225
  Varian Medical Systems, Inc.                                  10,600           483,625
                                                                             ------------
                                                                               2,227,531
                                                                             ------------
HEALTH CARE--SERVICES--1.8%
  Health Management Associates, Inc. Class A *                  19,600           279,300
  Magellan Health Services, Inc. *                              20,300            97,694
  Per-Se Technologies, Inc. *                                   17,166           100,850
  Renal Care Group, Inc. *                                      15,600           338,325
                                                                             ------------
                                                                                 816,169
                                                                             ------------

LOOMIS SAYLES INVESTMENT TRUST

LOOMIS SAYLES SMALL COMPANY VALUE FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)




                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
HOME BUILDERS--0.5%
  D.R. Horton, Inc.                                             17,200       $   224,675
                                                                             ------------
HOME PRODUCTS--0.8%
  Alberto-Culver Co. Class A                                     7,200           157,500
  Furniture Brands International, Inc. *                        11,300           212,581
                                                                             ------------
                                                                                 370,081
                                                                             ------------
INSURANCE--3.4%
  Annuity and Life Re (Holdings) Ltd.                           11,200           291,200
  Arthur J. Gallagher & Co.                                      8,400           273,000
  CNA Surety Corp.                                               9,500           132,406
  Protective Life Corp.                                         10,500           333,375
  Radian Group, Inc.                                             4,700           223,838
  Trigon Healthcare, Inc. *                                      7,400           264,550
                                                                             ------------
                                                                               1,518,369
                                                                             ------------
LODGING & HOTEL--0.4%
  MeriStar Hospitality Corp.                                    10,253           178,787
                                                                             ------------
MACHINERY--1.0%
  Gardner Denver, Inc. *                                        11,900           223,869
  Milacron, Inc.                                                15,100           218,006
                                                                             ------------
                                                                                 441,875
                                                                             ------------
MANUFACTURING--3.6%
  Diebold, Inc.                                                  7,500           206,250
  Harman International Industries, Inc.                          5,200           312,000
  Monaco Coach Corp. *                                           8,900           169,100
  National Service Industries, Inc.                              8,100           170,606
  Pentair, Inc.                                                  6,700           248,319
  SPX Corp. *                                                    3,100           353,206
  UNOVA, Inc. *                                                 11,100           149,850
                                                                             ------------
                                                                               1,609,331
                                                                             ------------
METALS & MINING--1.0%
  Harsco Corp.                                                   9,600           277,800
  Worthington Industries, Inc.                                  14,600           180,675
                                                                             ------------
                                                                                 458,475
                                                                             ------------
OFFICE EQUIPMENT--1.2%
  National Computer Systems, Inc.                                5,700           289,275
  School Specialty, Inc. *                                      12,000           258,000
                                                                             ------------
                                                                                 547,275
                                                                             ------------
OIL & GAS DRILLING EQUIPMENT--3.7%
  Cooper Cameron Corp. *                                         4,800           321,000
  Maverick Tube Corp. *                                          7,700           249,769
  Patterson Energy, Inc. *                                       8,000           254,000
  Santa Fe International Corp.                                   9,300           344,100

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
OIL & GAS DRILLING EQUIPMENT--CONTINUED
  Tidewater, Inc.                                                7,900       $   251,318
  Veritas DGC, Inc. *                                            8,400           236,250
                                                                             ------------
                                                                               1,656,437
                                                                             ------------
OIL & GAS EXPLORATION--0.7%
  Newfield Exploration Co. *                                     8,700           306,675
                                                                             ------------
OIL & GAS REFINING--0.5%
  Valero Energy Corp.                                            7,300           223,563
                                                                             ------------
PUBLISHING--1.0%
  Houghton Mifflin Co.                                           6,700           284,331
  John Wiley & Son, Inc. Class A                                 9,600           172,800
                                                                             ------------
                                                                                 457,131
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS--2.2%
  Avalonbay Communities, Inc.                                    6,900           252,712
  Liberty Property Trust                                        11,900           284,856
  Pacific Gulf Properties, Inc.                                  9,300           182,513
  Prentiss Properties Trust                                     10,600           236,513
                                                                             ------------
                                                                                 956,594
                                                                             ------------
RESTAURANTS--2.3%
  Morrison Management Specialists, Inc.                         17,800           493,950
  Ruby Tuesday, Inc.                                             8,100           141,750
  Wendy's International, Inc.                                   19,300           389,619
                                                                             ------------
                                                                               1,025,319
                                                                             ------------
RETAIL--FOOD & DRUG--0.7%
  Sonic Corp. *                                                 11,500           313,375
                                                                             ------------
RETAIL--GENERAL--0.3%
  Michaels Stores, Inc. *                                        3,100           126,325
                                                                             ------------
RETAIL--SPECIALTY--2.5%
  Casey's General Stores, Inc.                                  23,000           250,125
  Charming Shoppes, Inc. *                                      23,000           130,812
  Genesco, Inc. *                                                3,800            49,875
  J. Baker, Inc.                                                18,200           127,400
  Men's Wearhouse, Inc. *                                       10,800           319,950
  Pier 1 Imports, Inc.                                          22,300           228,575
                                                                             ------------
                                                                               1,106,737
                                                                             ------------
TELECOMMUNICATIONS--2.2%
  DSL.net, Inc. *                                                4,800           105,900
  Intermedia Communications, Inc. *                              5,000           241,563
  ITC DeltaCom, Inc. *                                           9,500           338,437
  TALK.com, Inc. *                                              16,900           270,400
                                                                             ------------
                                                                                 956,300
                                                                             ------------

LOOMIS SAYLES INVESTMENT TRUST

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                SHARES            VALUE x
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
TEXTILE & APPAREL--1.8%
  Liz Claiborne, Inc.                                            8,800       $   403,150
  Russell Corp.                                                 17,900           256,194
  Springs Industries, Inc.                                       3,600           136,800
                                                                             ------------
                                                                                 796,144
                                                                             ------------
UTILITIES--3.2%
  AGL Resources, Inc.                                            8,400           154,350
  Alliant Energy Corp.                                           9,200           280,025
  New Jersey Resources Corp.                                     5,200           222,300
  NSTAR                                                          7,500           315,000
  SIGCORP, Inc.                                                 12,300           307,500
  Washington Gas Light Co.                                       5,500           149,531
                                                                             ------------
                                                                               1,428,706
                                                                             ------------
  TOTAL COMMON STOCKS
    (Identified Cost $37,337,561)                                             42,602,467
                                                                             ------------

                                                                     FACE
                                                                   AMOUNT
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-4.6% OF NET ASSETS
COMMERCIAL PAPER--4.6%
  Associates Corp. of North America, 6.190%, 4/03/00             $2,060,995     2,060,995
                                                                             ------------
  TOTAL SHORT-TERM INVESTMENT
    (Identified Cost $2,060,995)                                                2,060,995
                                                                             ------------
TOTAL INVESTMENTS--100.2%
  (IDENTIFIED COST $39,398,556) @                                              44,663,462
  Liabilities, Less Cash and Other Assets--(0.2%)                                 (79,229)
                                                                             ------------
NET ASSETS--100%                                                              $44,584,233
                                                                             ============


x  See Note 1.
*  Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $39,398,556 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,319,166 and $2,054,260, respectively, resulting in net unrealized appreciation of $5,264,906.
                 See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)

                                               CALIFORNIA TAX-           CORE           FIXED
                                                   FREE INCOME   FIXED INCOME          INCOME
                                                          FUND           FUND            FUND
-----------------------------------------------------------------------------------------------
ASSETS
  Investments at value                              $14,617,466   $21,174,268    $384,531,742
  Cash                                                      663           816             601
  Receivable for:
    Securities sold                                           0             0         868,765
    Dividend and interest                               233,346       311,305       6,465,681
  Due from the adviser (Note 3)                             289           256               0
  Other assets (Note 1H)                                      0         2,516               0
                                                    -----------   -----------    ------------
                                                     14,851,764    21,489,161     391,866,789
                                                    -----------   -----------    ------------
LIABILITIES
  Payable for:
    Securities purchased                                      0     1,273,221       1,285,163
    Fund shares redeemed                                      0             0          81,000
  Accrued expenses:
    Management fees (Note 3)                                202           193           5,337
    Trustee's fees (Note 3A)                                114           114             114
    Administrative fees                                     790           725          11,573
  Other                                                  32,171        37,579          71,426
                                                    -----------   -----------    ------------
                                                         33,277     1,311,832       1,454,613
                                                    -----------   -----------    ------------
NET ASSETS                                          $14,818,487   $20,177,329    $390,412,176
                                                    ===========   ===========    ============
  Net Assets consist of:
    Capital paid in                                  14,928,938    21,217,928     399,993,392
    Undistributed (or Distributions in
      excess of) net investment income                   20,395       408,161       7,608,794
    Accumulated net realized gain (loss)                (59,004)     (792,716)     (4,356,706)
    Unrealized appreciation (depreciation)
      on investments and foreign currency - net*        (71,842)     (656,044)    (12,833,304)
                                                    -----------   -----------    ------------
NET ASSETS                                          $14,818,487   $20,177,329    $390,412,176
                                                    ===========   ===========    ============
Shares of beneficial interest outstanding,
  no par value                                        1,468,132     2,008,273      32,632,482
                                                    ===========   ===========    ============
Net asset value and redemption price per share
  (Net assets/shares of beneficial interest
    outstanding)                                    $     10.09   $     10.05    $      11.96
Identified cost of investments                      $14,689,308   $21,830,312    $397,361,178
                                                    ===========   ===========    ============

                                                         HIGH YIELD    INTERMEDIATE  INVESTMENT GRADE
                                                       FIXED INCOME  DURATION FIXED      FIXED INCOME       PROVIDENT
                                                               FUND     INCOME FUND              FUND            FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                  $33,000,968     $15,737,339      $156,857,938     $22,992,541
  Cash                                                          654          86,295            20,057             643
  Receivable for:
    Securities sold                                         879,561               0            58,307       1,590,826
    Dividend and interest                                   493,819         259,509         2,780,788          11,090
  Due from the adviser (Note 3)                                 228             221                53             197
  Other assets (Note 1H)                                          0               0                 0               0
                                                        -----------      -----------      -----------    ------------
                                                         34,375,230      16,083,364       159,717,143      24,595,297
                                                        -----------      -----------      -----------    ------------
LIABILITIES
  Payable for:
    Securities purchased                                    741,925               0           292,272         489,410
    Fund shares redeemed                                          0               0                 0               0
  Accrued expenses:
    Management fees (Note 3)                                    552             176             1,744             326
    Trustee's fees (Note 3A)                                    114              89               114             121
    Administrative fees                                       1,252             532             5,202           1,174
  Other                                                      33,514          28,774            45,258          26,805
                                                        -----------      -----------      -----------    ------------
                                                            777,357          29,571           344,590         517,836
                                                        -----------      -----------      -----------    ------------
NET ASSETS                                              $33,597,873     $16,053,793      $159,372,553     $24,077,461
                                                        ===========     ===========       ===========    ============
  Net Assets consist of:
    Capital paid in                                      40,011,445      16,772,367       165,368,744      19,037,606
    Undistributed (or Distributions in
      excess of) net investment income                      686,259           6,719            75,875          46,627
    Accumulated net realized gain (loss)                 (5,311,033)       (102,777)          717,553       3,213,692
    Unrealized appreciation (depreciation)
      on investments and foreign currency - net*         (1,788,798)       (622,516)       (6,789,619)      1,779,536
                                                        -----------      -----------      -----------    ------------
NET ASSETS                                              $33,597,873     $16,053,793      $159,372,553     $24,077,461
                                                        ===========     ===========       ===========    ============
Shares of beneficial interest outstanding,
  no par value                                            4,032,995       1,697,203        14,263,275       2,211,829
                                                        ===========     ===========       ===========    ============
Net asset value and redemption price per share
  (Net assets/shares of beneficial interest
    outstanding)                                        $      8.33     $      9.46      $      11.17    $     10.89
Identified cost of investments                          $34,787,973     $16,359,855      $163,644,942    $21,213,005
                                                        ===========     ===========       ===========    ============


                                                       SMALL COMPANY   SMALL COMPANY
                                                              GROWTH           VALUE
                                                                FUND            FUND
-------------------------------------------------------------------------------------
ASSETS
  Investments at value                                   $95,488,473     $44,663,462
  Cash                                                           788               0
  Receivable for:
    Securities sold                                        1,832,721         509,102
    Dividend and interest                                        449          33,211
  Due from the adviser (Note 3)                                    0             238
  Other assets (Note 1H)                                           0               0
                                                         -----------      -----------
                                                          97,322,431      45,206,013
                                                         -----------      -----------
LIABILITIES
  Payable for:
    Securities purchased                                   2,622,617         601,627
    Fund shares redeemed                                           0               0
  Accrued expenses:
    Management fees (Note 3)                                   1,877             889
    Trustee's fees (Note 3A)                                     626             317
    Administrative fees                                          778           1,173
  Other                                                        6,889          17,774
                                                         -----------      -----------
                                                           2,632,787         621,780
                                                         -----------      -----------
NET ASSETS                                               $94,689,644     $44,584,233
                                                       ===========     ============
  Net Assets consist of:
    Capital paid in                                       66,889,017      40,278,128
    Undistributed (or Distributions in
      excess of) net investment income                      (154,449)         64,228
    Accumulated net realized gain (loss)                  13,202,905      (1,023,029)
    Unrealized appreciation (depreciation)
      on investments and foreign currency - net*          14,752,171       5,264,906
                                                         -----------      -----------
NET ASSETS                                               $94,689,644     $44,584,233
                                                         ===========     ============
Shares of beneficial interest outstanding,
  no par value                                             4,427,665       4,176,659
                                                         ===========     ============
Net asset value and redemption price per share
  (Net assets/shares of beneficial interest
    outstanding)                                         $     21.39     $     10.67
Identified cost of investments                           $80,736,302     $39,398,556
                                                         ===========     ============


                                                                          74


* NET OF CAPITAL GAIN WITHHOLDING TAXES OF $1,784 FOR THE HIGH YIELD FIXED INCOME FUND.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

                                                    CALIFORNIA TAX-              CORE               FIXED
                                                        FREE INCOME      FIXED INCOME              INCOME
                                                               FUND              FUND                FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                            $         0       $         0        $    404,245
  Interest                                                  441,559           837,755          14,971,891
                                                        -----------       -----------        ------------
                                                            441,559           837,755          15,376,136
                                                        -----------       -----------        ------------
  Expenses
    Management fees (Note 3)                                 41,792            47,248             872,949
    Trustee's fees and expenses (Note 3A)                     1,238             1,238               1,238
    Administrative fees                                       3,214             4,598              71,744
    Custodian and accounting fees                            24,858            25,944              78,228
    Transfer agent fees                                       9,226             6,200              11,959
    Audit and tax services fees                               8,282             8,282              13,781
    Registration fees                                         5,710             8,147              15,249
    Amortization of organization
      expenses (Note 1H)                                          0             1,200                   0
    Other expenses                                            5,831             5,668              18,662
                                                        -----------       -----------        ------------
    Total expenses                                          100,151           108,525           1,083,810
    Less expenses waived and reimbursed by the
      investment adviser (Note 3)                           (45,821)          (43,525)                  0
                                                        -----------       -----------        ------------
    Net expenses                                             54,330            65,000           1,083,810
                                                        -----------       -----------        ------------
  Net investment income (loss)                              387,229           772,755          14,292,326
                                                        -----------       -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments and
      foreign currency                                      (58,955)         (726,476)         (3,137,150)
    Change in unrealized appreciation
      (depreciation) on investments and foreign
      currency **                                          (104,421)          203,055          10,156,608
                                                        -----------       -----------        ------------
    Net realized gain (loss) and change
      in unrealized appreciation (depreciation)            (163,376)         (523,421)          7,019,458
                                                        -----------       -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                            $   223,853       $   249,334        $ 21,311,784
                                                        ===========       ===========        ============

                                                            HIGH YIELD        INTERMEDIATE       INVESTMENT GRADE
                                                          FIXED INCOME      DURATION FIXED           FIXED INCOME
                                                                  FUND         INCOME FUND                   FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                               $   104,858          $        0            $    80,932
  Interest                                                   1,486,785             534,182              5,813,929
                                                           -----------          -----------           -----------
                                                             1,591,643             534,182              5,894,861
                                                           -----------          -----------           -----------
  Expenses
    Management fees (Note 3)                                    82,893              30,091                297,730
    Trustee's fees and expenses (Note 3A)                        1,238               1,238                  1,238
    Administrative fees                                          5,673               3,154                 30,796
    Custodian and accounting fees                               28,720              23,380                 50,956
    Transfer agent fees                                          4,384               3,165                  6,990
    Audit and tax services fees                                 13,230               8,213                 12,679
    Registration fees                                            7,528               6,670                 13,701
    Amortization of organization
      expenses (Note 1H)                                             0                   0                      0
    Other expenses                                               6,089               5,649                 13,057
                                                           -----------          -----------           -----------
    Total expenses                                             149,755              81,560                427,147
    Less expenses waived and reimbursed by the
      investment adviser (Note 3)                              (46,140)            (40,184)               (17,769)
                                                           -----------          -----------           -----------
    Net expenses                                               103,615              41,376                409,378
                                                           -----------          -----------           -----------
  Net investment income (loss)                               1,488,028             492,806              5,485,483
                                                           -----------          -----------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments and
      foreign currency                                      (1,445,610)            (18,452)               778,824
    Change in unrealized appreciation (depreciation)
      on investments and foreign currency **                 2,494,831             (85,768)             1,944,250
                                                           -----------          -----------           -----------
    Net realized gain (loss) and change in unrealized
      appreciation (depreciation)                            1,049,221            (104,220)             2,723,074
                                                           -----------          -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                               $ 2,537,249          $  388,586            $ 8,208,557
                                                           ===========          ===========           ===========



                                                                            SMALL COMPANY      SMALL COMPANY
                                                            PROVIDENT              GROWTH              VALUE
                                                                 FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                              $   109,573         $     4,000         $  268,199
  Interest                                                     57,144              94,966             78,913
                                                          ------------        -----------         ----------
                                                              166,717              98,966            347,112
                                                          ------------        -----------         ----------
  Expenses
    Management fees (Note 3)                                   56,143             211,375            150,554
    Trustee's fees and expenses (Note 3A)                       1,238               1,582                921
    Administrative fees                                         5,019               9,272              8,992
    Custodian and accounting fees                              23,058              22,704             49,251
    Transfer agent fees                                         3,160               5,806              2,304
    Audit and tax services fees                                 8,268               8,282              8,282
    Registration fees                                           7,607               7,577              7,577
    Amortization of organization
      expenses (Note 1H)                                            0                   0                  0
    Other expenses                                              6,104               4,334              9,197
                                                          ------------        -----------         ----------
    Total expenses                                            110,597             270,932            237,078
    Less expenses waived and reimbursed by the
      investment adviser (Note 3)                             (37,612)            (17,517)           (56,413)
                                                          ------------        -----------         ----------
    Net expenses                                               72,985             253,415            180,665
                                                          ------------        -----------         ----------
  Net investment income (loss)                                 93,732            (154,449)           166,447
                                                          ------------        -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
    Net realized gain (loss) on investments and
      foreign currency                                      3,390,716          13,604,156           (859,381)
    Change in unrealized appreciation (depreciation)
      on investments and foreign currency **                1,128,832          12,763,615          7,473,582
                                                          ------------        -----------         ----------
    Net realized gain (loss) and change in unrealized
      appreciation (depreciation)                           4,519,548          26,367,771          6,614,201
                                                          ------------        -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                              $ 4,613,280         $26,213,322         $6,780,648
                                                          ===========         ===========         ==========

* NET OF FOREIGN WITHHOLDING TAXES OF $1,065 AND $1,950 FOR THE HIGH YIELD FIXED INCOME AND PROVIDENT FUNDS, RESPECTIVELY.
** NET OF CAPITAL GAIN WITHHOLDING TAXES OF $1,784 FOR THE HIGH YIELD FIXED
   INCOME FUND.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
CALIFORNIA TAX-FREE INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $    387,229      $    902,820
  Net realized gain (loss) on investments
    and foreign currency                                           (58,955)           43,213
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                          (104,421)         (828,427)
                                                              -------------     --------------
    Increase (decrease) in net assets from
      operations                                                   223,853           117,606
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                         (366,834)         (904,671)
    Net realized gain on investments                               (38,667)                0
                                                              -------------     --------------
    Total distributions                                           (405,501)         (904,671)
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                                  99,670         3,611,000
  Net asset value of shares issued in connection
    with the reinvestment of distributions                         101,383           138,121
  Cost of shares redeemed                                       (3,872,582)       (3,908,509)
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                  (3,671,529)         (159,388)
                                                              -------------     --------------
  Total increase (decrease) in net assets                       (3,853,177)         (946,453)

NET ASSETS
  Beginning of period                                           18,671,664        19,618,117
                                                              -------------     --------------
  End of period                                               $ 14,818,487      $ 18,671,664
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $     20,395      $          0
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                     9,464           345,658
  Issued in connection with the reinvestment of
    distributions                                                   10,123            13,260
  Redeemed                                                        (385,680)         (377,055)
                                                              -------------     --------------
  Net change                                                      (366,093)          (18,137)
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
CORE FIXED INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $    772,755       $ 1,292,164
  Net realized gain (loss) on investments
    and foreign currency                                          (726,476)           16,357
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                           203,055        (1,581,472)
                                                              -------------     --------------
    Increase (decrease) in net assets from
       operations                                                  249,334          (272,951)
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                       (1,358,125)       (1,133,613)
    Net realized gain on investments                                (2,230)         (267,462)
                                                              -------------     --------------
    Total distributions                                         (1,360,355)       (1,401,075)
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                               4,311,498         5,175,627
  Net asset value of shares issued in connection
    with the reinvestment of distributions                       1,360,355         1,401,075
  Cost of shares redeemed                                       (6,967,564)       (1,659,371)
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                  (1,295,711)        4,917,331
                                                              -------------     --------------
  Total increase (decrease) in net assets                       (2,406,732)        3,243,305

NET ASSETS
  Beginning of period                                           22,584,061        19,340,756
                                                              -------------     --------------
  End of period                                               $ 20,177,329      $ 22,584,061
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $    408,161      $    993,531
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                   422,669           477,171
  Issued in connection with the reinvestment of
    distributions                                                  137,133           131,433
  Redeemed                                                        (691,789)         (151,500)
                                                              -------------     --------------
  Net change                                                      (131,987)          457,104
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
FIXED INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $ 14,292,326      $ 23,071,408
  Net realized gain (loss) on investments
    and foreign currency                                        (3,137,150)         (919,226)
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                        10,156,608        (7,370,250)
                                                              -------------     --------------
    Increase (decrease) in net assets from
      operations                                                21,311,784        14,781,932
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                      (24,292,627)      (16,709,531)
    Net realized gain on investments                                     0        (5,298,144)
                                                              -------------     --------------
    Total distributions                                        (24,292,627)      (22,007,675)
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                              79,217,646        48,387,100
  Net asset value of shares issued in connection
    with the reinvestment of distributions                      23,996,635        22,007,676
  Cost of shares redeemed                                       (7,828,621)      (13,490,272)
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                  95,385,660        56,904,504
                                                              -------------     --------------
  Total increase (decrease) in net assets                       92,404,817        49,678,761

NET ASSETS

  Beginning of period                                          298,007,359       248,328,598
                                                              -------------     --------------
  End of period                                               $390,412,176      $298,007,359
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $  7,608,794      $ 17,609,095
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                 6,569,743         3,955,911
  Issued in connection with the reinvestment of
    distributions                                                2,086,664         1,865,057
  Redeemed                                                        (662,918)       (1,094,141)
                                                              -------------     --------------
  Net change                                                     7,993,489         4,726,827
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
HIGH YIELD FIXED INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $  1,488,028      $  3,010,948
  Net realized gain (loss) on investments
    and foreign currency                                        (1,445,610)       (4,779,121)
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                         2,494,831         5,374,813
                                                              -------------     --------------
    Increase (decrease) in net assets from
      operations                                                 2,537,249         3,606,640
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                       (2,737,451)       (3,648,962)
    Net realized gain on investments                                     0          (816,575)
                                                              -------------     --------------
    Total distributions                                         (2,737,451)       (4,465,537)
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                               6,588,000         7,037,798
  Net asset value of shares issued in connection
    with the reinvestment of distributions                       1,725,978         4,155,972
  Cost of shares redeemed                                                0       (13,592,930)
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                   8,313,978        (2,399,160)
                                                              -------------     --------------
  Total increase (decrease) in net assets                        8,113,776        (3,258,057)
NET ASSETS
  Beginning of period                                           25,484,097        28,742,154
                                                              -------------     --------------
  End of period                                               $ 33,597,873      $ 25,484,097
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $    686,259      $  1,935,682
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                   785,306           827,073
  Issued in connection with the reinvestment of
    distributions                                                  212,821           536,948
  Redeemed                                                               0        (1,744,921)
                                                              -------------     --------------
  Net change                                                       998,127          (380,900)
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
INTERMEDIATE DURATION FIXED INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $    492,806      $    842,151
  Net realized gain (loss) on investments
    and foreign currency                                           (18,452)          (44,334)
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                           (85,768)         (332,285)
                                                              -------------     -------------
    Increase (decrease) in net assets from
      operations                                                   388,586           465,532
                                                              -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                         (494,435)         (926,674)
    Net realized gain on investments                                     0                 0
                                                              -------------     -------------
    Total distributions                                           (494,435)         (926,674)
                                                              -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                               1,294,129         3,601,888
  Net asset value of shares issued in connection
    with the reinvestment of distributions                         494,435           926,675
  Cost of shares redeemed                                                0          (750,000)
                                                              -------------     -------------
  Increase (decrease) in net assets derived from
    capital share transactions                                   1,788,564         3,778,563
                                                              -------------     -------------
  Total increase (decrease) in net assets                        1,682,715         3,317,421

NET ASSETS

  Beginning of period                                           14,371,078        11,053,657
                                                              -------------     -------------
  End of period                                               $ 16,053,793      $ 14,371,078
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $      6,719      $      8,348
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                   137,527           368,852
  Issued in connection with the reinvestment of
    distributions                                                   52,336            95,915
  Redeemed                                                               0           (77,882)
                                                              -------------     -------------
  Net change                                                       189,863           386,885
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
INVESTMENT GRADE FIXED INCOME FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $  5,485,483      $  9,570,038
  Net realized gain (loss) on investments
    and foreign currency                                           778,824           594,799
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                         1,944,250        (4,148,573)
                                                              -------------     -------------
    Increase (decrease) in net assets from
      operations                                                 8,208,557         6,016,264
                                                              -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                       (5,449,381)       (9,637,617)
    Net realized gain on investments                              (601,905)       (1,310,699)
                                                              -------------     -------------
    Total distributions                                         (6,051,286)      (10,948,316)
                                                              -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                               7,779,261        27,961,468
  Net asset value of shares issued in connection
    with the reinvestment of distributions                       4,738,424         8,537,952
  Cost of shares redeemed                                       (2,059,877)       (3,893,882)
                                                              -------------     -------------
  Increase (decrease) in net assets derived from
    capital share transactions                                  10,457,808        32,605,538
                                                              -------------     -------------
  Total increase (decrease) in net assets                       12,615,079        27,673,486
NET ASSETS

  Beginning of period                                          146,757,474       119,083,988
                                                              -------------     -------------
  End of period                                               $159,372,553      $146,757,474
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $     75,875      $     39,773
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                   706,297         2,475,635
  Issued in connection with the reinvestment of
    distributions                                                  433,057           751,273
  Redeemed                                                        (189,212)         (344,017)
                                                              -------------     -------------
  Net change                                                       950,142         2,882,891
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
PROVIDENT FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $     93,732      $     69,172
  Net realized gain (loss) on investments
    and foreign currency                                         3,390,716         7,610,544
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                         1,128,832        (1,265,437)
                                                              -------------     -------------
    Increase (decrease) in net assets from
      operations                                                 4,613,280         6,414,279
                                                              -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                         (114,840)         (153,835)
    Net realized gain on investments                            (7,731,471)       (6,056,473)
                                                              -------------     -------------
    Total distributions                                         (7,846,311)       (6,210,308)
                                                              -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                                  81,293                 0
  Net asset value of shares issued in connection
    with the reinvestment of distributions                       7,846,311         6,210,308
  Cost of shares redeemed                                       (2,502,700)       (5,438,463)
                                                              -------------     -------------
  Increase (decrease) in net assets derived from
    capital share transactions                                   5,424,904           771,845
                                                              -------------     -------------
  Total increase (decrease) in net assets                        2,191,873           975,816
NET ASSETS

  Beginning of period                                           21,885,588        20,909,772
                                                              -------------     -------------
  End of period                                               $ 24,077,461      $ 21,885,588
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $     46,627      $     67,735
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                     5,661                 0
  Issued in connection with the reinvestment of
    distributions                                                  827,670           506,550
  Redeemed                                                        (247,498)         (418,901)
                                                              -------------     -------------
  Net change                                                       585,833            87,649
                                                              =============     =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
SMALL COMPANY GROWTH FUND

                                                             SIX MONTHS
                                                                  ENDED                 YEAR
                                                               MARCH 31,               ENDED
                                                                   2000        SEPTEMBER 30,
                                                             (UNAUDITED)               1999*
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                $   (154,449)     $    (18,300)
  Net realized gain (loss) on investments
    and foreign currency                                        13,604,156          (401,251)
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                        12,763,615         1,988,556
                                                              -------------     --------------
    Increase (decrease) in net assets from
      operations                                                26,213,322         1,569,005
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                                0                 0
    Net realized gain on investments                                     0                 0
                                                              -------------     --------------
    Total distributions                                                  0                 0
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                              51,126,432        16,104,885
  Net asset value of shares issued in connection
    with the reinvestment of distributions                               0                 0
  Cost of shares redeemed                                         (324,000)                0
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                  50,802,432        16,104,885
                                                              -------------     --------------
  Total increase (decrease) in net assets                       77,015,754        17,673,890
NET ASSETS

  Beginning of period                                           17,673,890                 0
                                                              -------------     --------------
  End of period                                               $ 94,689,644      $ 17,673,890
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $   (154,449)     $          0
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                 2,930,571         1,514,677
  Issued in connection with the reinvestment of
    distributions                                                        0                 0
  Redeemed                                                         (17,583)                0
                                                              -------------     --------------
  Net change                                                     2,912,988         1,514,677
                                                              =============     =============

* COMMENCEMENT OF OPERATIONS ON MAY 7, 1999.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
SMALL COMPANY VALUE FUND

                                                                SIX MONTHS
                                                                     ENDED              YEAR
                                                                 MARCH 31,             ENDED
                                                                      2000     SEPTEMBER 30,
                                                               (UNAUDITED)              1999*
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $    166,447     $      63,093
  Net realized gain (loss) on investments
    and foreign currency                                          (859,381)          132,497
  Change in unrealized appreciation
    (depreciation) on investments
    and foreign currency                                         7,473,582        (2,208,676)
                                                              -------------     --------------
    Increase (decrease) in net assets from
      operations                                                 6,780,648        (2,013,086)
                                                              -------------     --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income                                         (165,312)                0
    Net realized gain on investments                            (1,282,171)                0
                                                              -------------     --------------
    Total distributions                                         (1,447,483)                0
                                                              -------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                                   3,734        39,904,541
  Net asset value of shares issued in connection
    with the reinvestment of distributions                       1,357,039                 0
  Cost of shares redeemed                                           (1,160)                0
                                                              -------------     --------------
  Increase (decrease) in net assets derived from
    capital share transactions                                   1,359,613        39,904,541
                                                              -------------     --------------
  Total increase (decrease) in net assets                        6,692,778        37,891,455

NET ASSETS
  Beginning of period                                           37,891,455                 0
                                                              -------------     --------------
  End of period                                               $ 44,584,233      $ 37,891,455
                                                              =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME
  End of period                                               $     64,228      $     63,093
                                                              =============     =============
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                                       387         4,031,719
  Issued in connection with the reinvestment of
    distributions                                                  144,673                 0
  Redeemed                                                            (120)                0
                                                              -------------     --------------
  Net change                                                       144,940         4,031,719
                                                              =============     =============

* COMMENCEMENT OF OPERATIONS ON JUNE 30, 1999.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE INCOME FUND


                                                                      SIX MONTHS
                                                                         ENDED
                                                                     MARCH 31, 2000
                                                                     --------------
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 10.18
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                             0.24
  Net realized and unrealized gain (loss) on investments                  (0.09)
                                                                        -------
    Total from investment operations                                       0.15
                                                                        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                    (0.22)
  Distributions from net realized capital gains                           (0.02)
                                                                        -------
    Total distributions                                                   (0.24)
                                                                        -------

Net asset value, end of period                                          $ 10.09
                                                                        =======

Total return (%)(a)                                                         1.6
Net assets, end of period (000)                                         $14,818
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                   0.65
  Gross expenses (%)(c)                                                    1.20
  Net investment income (loss) (%)(c)                                      4.63
Portfolio turnover (%)                                                        0

                                                                                  NINE MONTHS
                                                               YEAR ENDED            ENDED
                                                              SEPTEMBER 30,       SEPTEMBER 30,
                                                              -------------       -------------
                                                                1999                1998
                                                         --------------------------------------
Net asset value, beginning of period                            $ 10.59             $ 10.41
                                                                -------             -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                     0.47                0.35
  Net realized and unrealized gain (loss) on investments          (0.41)               0.19
                                                                -------             -------
    Total from investment operations                               0.06                0.54
                                                                -------             -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                            (0.47)              (0.36)
  Distributions from net realized capital gains                    0.00                0.00
                                                                -------             -------
    Total distributions                                           (0.47)              (0.36)
                                                                -------             -------

Net asset value, end of period                                  $ 10.18             $ 10.59
                                                                =======             =======

Total return (%)(a)                                                 0.6                 5.3
Net assets, end of period (000)                                 $18,672             $19,618
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           0.65                0.65
  Gross expenses (%)(c)                                            1.19                1.33
  Net investment income (loss) (%)(c)                              4.50                4.55
Portfolio turnover (%)                                               14                  12


                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ----------------------------------------------
                                                                           1997                 1996                1995*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $ 10.19              $ 10.23             $10.00
                                                                         -------              -------             -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                              0.47                 0.46               0.26
  Net realized and unrealized gain (loss) on investments                    0.25                (0.04)              0.23
                                                                         -------              -------             -------
    Total from investment operations                                        0.72                 0.42               0.49
                                                                         -------              -------             -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                     (0.47)               (0.45)             (0.26)
  Distributions from net realized capital gains                            (0.03)               (0.01)              0.00
                                                                         -------              -------             -------
    Total distributions                                                    (0.50)               (0.46)             (0.26)
                                                                         -------              -------             -------

Net asset value, end of period                                           $ 10.41              $ 10.19             $10.23
                                                                         =======              =======             =======

Total return (%)(a)                                                          7.3                  4.1                4.9
Net assets, end of period (000)                                          $16,822              $13,460             $7,880
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                    0.65                 0.65               0.65
  Gross expenses (%)(c)                                                     1.41                 1.26               1.62
  Net investment income (loss) (%)(c)                                       4.62                 4.58               5.30
Portfolio turnover (%)                                                        24                   18                 18


*   COMMENCEMENT OF OPERATIONS ON JUNE 1, 1995.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
CORE FIXED INCOME FUND


                                                                   SIX MONTHS
                                                                      ENDED
                                                                 MARCH 31, 2000
                                                                 --------------
                                                                   (UNAUDITED)
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.55
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                           0.35
  Net realized and unrealized gain (loss) on investments                (0.24)
                                                                      -------
    Total from investment operations                                     0.11
                                                                      -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                  (0.61)
  Distributions from net realized capital gains                          0.00(d)
                                                                      -------
    Total distributions                                                 (0.61)
                                                                      -------

Net asset value, end of period                                        $ 10.05
                                                                      =======
Total return (%)(a)                                                       1.1
Net assets, end of period (000)                                       $20,177
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                 0.55
  Gross expenses (%)(c)                                                  0.92
  Net investment income (loss) (%)(c)                                    6.53
Portfolio turnover (%)                                                     49


                                                                                        NINE MONTHS
                                                              YEAR ENDED                   ENDED
                                                             SEPTEMBER 30,             SEPTEMBER 30,
                                                             -------------             -------------
                                                                 1999                      1998
                                                         --------------------------------------------
                                                                 $ 11.49                   $ 10.66
Net asset value, beginning of period                             -------                   -------

INCOME FROM INVESTMENT OPERATIONS--                                 0.61                      0.50
  Net investment income (loss)                                     (0.76)                     0.33
  Net realized and unrealized gain (loss) on investments         -------                   -------
                                                                   (0.15)                     0.83
    Total from investment operations                             -------                   -------

LESS DISTRIBUTIONS--                                               (0.64)                     0.00
  Dividends from net investment income                             (0.15)                     0.00(d)
  Distributions from net realized capital gains                  -------                   -------
                                                                   (0.79)                     0.00
    Total distributions                                          -------                   -------

                                                                 $ 10.55                   $ 11.49
Net asset value, end of period                                   =======                   =======
                                                                    (1.4)                      7.8
Total return (%)(a)                                              $22,584                   $19,341
Net assets, end of period (000)
Ratios to average net assets:                                       0.65                      0.65
  Net expenses (%)(b)(c)                                            1.15                      1.27
  Gross expenses (%)(c)                                             6.14                      6.08
  Net investment income (loss) (%)(c)                                 29                        45
Portfolio turnover (%)


                                                                           YEAR ENDED DECEMBER 31,
                                                                      --------------------------------
                                                                       1997                      1996*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 10.14                   $10.00
                                                                      -------                  -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                           0.39                     0.40
  Net realized and unrealized gain (loss) on investments                 0.55                     0.13
                                                                      -------                  -------
    Total from investment operations                                     0.94                     0.53

LESS DISTRIBUTIONS--
  Dividends from net investment income                                  (0.39)                   (0.39)
  Distributions from net realized capital gains                         (0.03)                   (0.00)
                                                                      -------                  -------
    Total distributions                                                 (0.42)                   (0.39)
                                                                      -------                  -------

Net asset value, end of period                                        $ 10.66                   $10.14
                                                                      =======                   ======
Total return (%)(a)                                                       9.2                      5.3
Net assets, end of period (000)                                       $16,110                   $6,271
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                 0.65                     0.65
  Gross expenses (%)(c)                                                  1.80                     1.46
  Net investment income (loss) (%)(c)                                    6.34                     6.21
Portfolio turnover (%)                                                     59                       34



*   COMMENCEMENT OF OPERATIONS ON APRIL 24, 1996.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) AMOUNT IS LESS THAN $0.01 PER SHARE.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FIXED INCOME FUND

                                                                   SIX MONTHS
                                                                      ENDED
                                                                 MARCH 31, 2000
                                                                 --------------
                                                                   (UNAUDITED)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.09
                                                                      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                           0.34
  Net realized and unrealized gain (loss) on investments                 0.36
                                                                      -------
    Total from investment operations                                     0.70
                                                                      -------

LESS DISTRIBUTIONS--
  Dividends from net investment income                                  (0.83)
  Distributions from net realized capital gains                          0.00
                                                                      -------
    Total distributions                                                 (0.83)
                                                                      -------

Net asset value, end of period                                        $ 11.96
                                                                      =======
Total return (%)(a)                                                       6.0
Net assets, end of period (000)                                      $390,412
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                 0.62
  Gross expenses (%)(c)                                                  0.62
  Net investment income (loss) (%)(c)                                    8.19
Portfolio turnover (%)                                                      8


                                                                                  NINE MONTHS
                                                               YEAR ENDED            ENDED
                                                             SEPTEMBER 30,       SEPTEMBER 30
                                                             -------------       ------------
                                                                 1999                1998
                                                        -------------------------------------
Net asset value, beginning of period                             $ 12.47             $ 12.59
                                                                 -------             -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      0.97                0.57
  Net realized and unrealized gain (loss) on investments           (0.27)              (0.62)
                                                                 -------             -------
    Total from investment operations                                0.70               (0.05)
                                                                 -------             -------

LESS DISTRIBUTIONS--
  Dividends from net investment income                             (0.82)               0.00
  Distributions from net realized capital gains                    (0.26)              (0.07)
                                                                 -------             -------
    Total distributions                                            (1.08)              (0.07)
                                                                 -------             -------

Net asset value, end of period                                   $ 12.09             $ 12.47
                                                                 =======             =======
Total return (%)(a)                                                  5.8                (0.4)
Net assets, end of period (000)                                 $298,007            $248,329
Ratios to average net assets:
  Net expenses (%)(b)(c)                                            0.64                0.65
  Gross expenses (%)(c)                                             0.64                0.68
  Net investment income (loss) (%)(c)                               8.30                7.37
Portfolio turnover (%)                                                22                  31


                                                                                 YEAR ENDED DECEMBER 31,
                                                                     -------------------------------------------------
                                                                       1997                 1996                1995*
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 12.08              $ 12.08            $  10.00
                                                                     -------              -------            --------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                           0.72                 0.91                0.53
  Net realized and unrealized gain (loss) on investments                 0.89                 0.27                2.21
                                                                      -------              -------            --------
    Total from investment operations                                     1.61                 1.18                2.74
                                                                      -------              -------            --------

LESS DISTRIBUTIONS--
  Dividends from net investment income                                  (0.75)               (0.90)              (0.52)
  Distributions from net realized capital gains                         (0.35)               (0.28)              (0.14)
                                                                      -------              -------            --------
    Total distributions                                                 (1.10)               (1.18)              (0.66)
                                                                      -------              -------            --------

Net asset value, end of period                                      $   12.59               $ 12.08            $ 12.08
                                                                      =======              =======             =======
Total return (%)(a)                                                      13.4                   9.8               27.4
Net assets, end of period (000)                                     $ 173,048               $91,746            $58,332
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                 0.65                  0.62               0.75
  Gross expenses (%)(c)                                                  0.70                  0.62               0.83
  Net investment income (loss) (%)(c)                                    7.56                  7.97               8.15
Portfolio turnover (%)                                                     41                    90                 76

*   COMMENCEMENT OF OPERATIONS ON JANUARY 17, 1995.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
HIGH YIELD FIXED INCOME FUND


                                                                    SIX MONTHS
                                                                       ENDED
                                                                  MARCH 31, 2000
                                                                  --------------
                                                                    (UNAUDITED)
---------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 8.40
                                                                          ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                              0.43
  Net realized and unrealized gain (loss) on investments                    0.40
                                                                          ------
    Total from investment operations                                        0.83
                                                                          ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                     (0.90)
  Distributions from net realized capital gains                             0.00
                                                                          ------
    Total distributions                                                    (0.90)
                                                                          ------

Net asset value, end of period                                            $ 8.33
                                                                          =======
Total return (%)(a)                                                         10.2
Net assets, end of period (000)                                          $33,598
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                    0.75
  Gross expenses (%)(c)                                                     1.08
  Net investment income (loss) (%)(c)                                      10.77
Portfolio turnover (%)                                                        18

                                                                                       NINE MONTHS
                                                             YEAR ENDED                   ENDED
                                                            SEPTEMBER 30,             SEPTEMBER 30,
                                                            -------------             --------------
                                                                1999                      1998
                                                         -------------------------------------------
Net asset value, beginning of period                               $ 8.41                    $ 10.04
                                                                   ------                    -------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                       0.95                      0.77
  Net realized and unrealized gain (loss) on investments             0.35                     (2.31)
                                                                   ------                    -------
    Total from investment operations                                 1.30                     (1.54)
                                                                   ------                    -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                              (1.07)                     0.00
  Distributions from net realized capital gains                     (0.24)                    (0.09)
                                                                   ------                    -------
    Total distributions                                             (1.31)                    (0.09)
                                                                   ------                    -------

Net asset value, end of period                                     $ 8.40                    $ 8.41
                                                                   =======                   =======
Total return (%)(a)                                                  16.8                     (15.5)
Net assets, end of period (000)                                   $25,484                   $28,742
Ratios to average net assets:
  Net expenses (%)(b)(c)                                             0.75                      0.75
  Gross expenses (%)(c)                                              1.15                      1.12
  Net investment income (loss) (%)(c)                               12.22                     10.69
Portfolio turnover (%)                                                 57                        39


                                                                               YEAR ENDED DECEMBER 31,
                                                                           -------------------------------
                                                                           1997                      1996*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $ 10.16                   $10.00
                                                                          -------                   ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                               0.70                     0.56
  Net realized and unrealized gain (loss) on investments                     0.20                     0.21
                                                                          -------                   ------
    Total from investment operations                                         0.90                     0.77
                                                                          -------                   -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                      (0.71)                   (0.56)
  Distributions from net realized capital gains                             (0.31)                   (0.05)
                                                                          -------                   ------
    Total distributions                                                     (1.02)                   (0.61)
                                                                          -------                   ------

Net asset value, end of period                                            $ 10.04                   $10.16
                                                                          =======                   =======
Total return (%)(a)                                                           8.8                      7.7
Net assets, end of period (000)                                           $28,872                   $3,100
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                     0.75                     0.75
  Gross expenses (%)(c)                                                      1.17                     2.73
  Net investment income (loss) (%)(c)                                        8.82                     9.42
Portfolio turnover (%)                                                         94                        9

*   COMMENCEMENT OF OPERATIONS ON JUNE 5, 1996.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
INTERMEDIATE DURATION FIXED INCOME FUND


                                                     SIX MONTHS
                                                        ENDED          YEAR ENDED     PERIOD ENDED
                                                   MARCH 31, 2000    SEPTEMBER 30,    SEPTEMBER 30,
                                                   --------------    -------------    --------------
                                                     (UNAUDITED)         1999             1998*
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 9.53          $ 9.87          $ 10.00
                                                           ------          ------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                               0.31            0.61             0.41
  Net realized and unrealized gain (loss)
    on investments                                          (0.07)          (0.26)           (0.22)
                                                           ------          ------          -------

    Total from investment operations                         0.24            0.35             0.19
                                                           ------          ------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                      (0.31)          (0.69)           (0.32)
  Distributions from net realized capital gains              0.00            0.00             0.00
                                                           ------          ------          -------
    Total distributions                                     (0.31)          (0.69)           (0.32)
                                                           ------          ------          -------

Net asset value, end of period                             $ 9.46          $ 9.53           $ 9.87
                                                          =======          =======          =======

Total return (%)(a)                                           2.6             3.6              1.9
Net assets, end of period (000)                           $16,054         $14,371          $11,054
Ratios to average net assets:
  Net expenses (%)(b)(c)                                     0.55            0.55             0.55
  Gross expenses (%)(c)                                      1.08            1.18             1.33
  Net investment income (loss) (%)(c)                        6.55            6.27             6.05
Portfolio turnover (%)                                          8              35               74

*   COMMENCEMENT OF OPERATIONS ON JANUARY 28, 1998.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

[THIS PAGE INTENTIONALLY LEFT BLANK]

LOOMIS SAYLES INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
INVESTMENT GRADE FIXED INCOME FUND


                                                                     SIX MONTHS
                                                                        ENDED
                                                                   MARCH 31, 2000
                                                                   --------------
                                                                     (UNAUDITED)
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 11.02
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                             0.40
  Net realized and unrealized gain (loss) on investments                   0.20
                                                                        -------
    Total from investment operations                                       0.60
                                                                        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                    (0.40)
  Distributions from net realized capital gains                           (0.05)
                                                                        -------
    Total distributions                                                   (0.45)
                                                                        -------

Net asset value, end of period                                          $ 11.17
                                                                        =======

Total return (%)(a)                                                        5.6
Net assets, end of period (000)                                       $159,373
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                  0.55
  Gross expenses (%)(c)                                                   0.57
  Net investment income (loss) (%)(c)                                     7.37
Portfolio turnover (%)                                                      11

                                                                              NINE MONTHS
                                                              YEAR ENDED         ENDED
                                                             SEPTEMBER 30,   SEPTEMBER 30,               YEAR ENDED DECEMBER 31,
                                                             -------------   -------------     ------------------------------
                                                                 1999            1998            1997       1996        1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 11.42         $ 12.06       $ 11.81    $ 11.56     $ 9.57
                                                                 -------         -------       -------    -------     ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      0.81            0.61          0.83       0.80       0.75
  Net realized and unrealized gain (loss) on investments           (0.27)          (0.60)         0.37       0.40       2.05
                                                                 -------         -------       -------    -------     ------
    Total from investment operations                                0.54            0.01          1.20       1.20       2.80
                                                                 -------         -------       -------    -------     ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                             (0.82)          (0.63)        (0.81)     (0.79)     (0.76)
  Distributions from net realized capital gains                    (0.12)          (0.02)        (0.14)     (0.16)     (0.05)
                                                                 -------         -------       -------    -------     ------
    Total distributions                                            (0.94)          (0.65)        (0.95)     (0.95)     (0.81)
                                                                 -------         -------       -------    -------     ------
Net asset value, end of period                                   $ 11.02         $ 11.42      $  12.06    $ 11.81    $ 11.56
                                                                 =======         =======      ========    =======    =======
Total return (%)(a)                                                 4.8             0.0           10.6       10.9       30.3
Net assets, end of period (000)                                $146,757        $119,084       $ 82,964    $51,752    $21,816
Ratios to average net assets:
  Net expenses (%)(b)(c)                                           0.55            0.55           0.55       0.55       0.55
  Gross expenses (%)(c)                                            0.59            0.65           0.69       0.70       0.94
  Net investment income (loss) (%)(c)                              7.15            6.85           6.97       7.27       7.61
Portfolio turnover (%)                                               18              31             58         74         22


(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
PROVIDENT FUND


                                                                    SIX MONTHS
                                                                       ENDED
                                                                  MARCH 31, 2000
                                                                  --------------
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 13.46
                                                                        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                             0.05
  Net realized and unrealized gain (loss) on investments                   2.23
                                                                        -------
    Total from investment operations                                       2.28
                                                                        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                    (0.07)
  Distributions from net realized capital gains                           (4.78)
                                                                        -------
    Total distributions                                                   (4.85)
                                                                        -------

Net asset value, end of period                                          $ 10.89
                                                                        =======

Total return (%)(a)                                                        22.3
Net assets, end of period (000)                                         $24,077
Ratios to average net assets:
  Net expenses (%)(b)(c)                                                   0.65
  Gross expenses (%)(c)                                                    0.98
  Net investment income (loss) (%)(c)                                      0.83
Portfolio turnover (%)                                                      186


                                                                            NINE MONTHS
                                                            YEAR ENDED         ENDED
                                                            SEPTEMBER 30,   SEPTEMBER 30,         YEAR ENDED DECEMBER 31,
                                                            -------------   --------------    --------------------------------
                                                                1999            1998           1997          1996        1995*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 13.59         $ 12.26     $ 11.48       $ 10.02     $10.00
                                                                 -------         -------     -------       -------     ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      0.04            0.10        0.10          0.10       0.02
  Net realized and unrealized gain (loss) on investments            3.87            1.23        1.68          1.47       0.02
                                                                 -------         -------     -------       -------     ------
    Total from investment operations                                3.91            1.33        1.78          1.57       0.04
                                                                 -------         -------     -------       -------     ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                             (0.10)           0.00       (0.10         (0.11)     (0.02)
  Distributions from net realized capital gains                    (3.94)           0.00       (0.90          0.00       0.00
                                                                 -------         -------     -------       -------     ------
    Total distributions                                            (4.04)           0.00       (1.00         (0.11)     (0.02)
                                                                 -------         -------     -------       -------     ------

Net asset value, end of period                                   $ 13.46         $ 13.59     $ 12.26       $ 11.48     $10.02
                                                                 =======         =======     =======       =======     ======

Total return (%)(a)                                                 31.7            10.9        15.7          15.6        0.4
Net assets, end of period (000)                                  $21,886         $20,910     $38,544       $21,906     $7,609

Ratios to average net assets:
  Net expenses (%)(b)(c)                                            0.65            0.65        0.65          0.65       0.65
  Gross expenses (%)(c)                                             1.00            1.03        0.89          0.89       1.43
  Net investment income (loss) (%)(c)                               0.30            0.74        0.87          1.10       1.36
Portfolio turnover (%)                                               250              96         109            97         22

*   COMMENCEMENT OF OPERATIONS ON OCTOBER 1, 1995.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
SMALL COMPANY GROWTH FUND

                                                               SIX MONTHS
                                                                  ENDED         PERIOD ENDED
                                                             MARCH 31, 2000     SEPTEMBER 30,
                                                             --------------     -------------
                                                               (UNAUDITED)          1999*
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                                $ 11.67          $ 10.00
                                                                    =======          =======
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                        (0.03)           (0.01)
  Net realized and unrealized gain (loss) on investments               9.75             1.68
                                                                    -------          -------
    Total from investment operations                                   9.72             1.67
                                                                    -------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                 0.00             0.00
  Distributions from net realized capital gains                        0.00             0.00
                                                                    -------          -------
    Total distributions                                                0.00             0.00
                                                                    -------          -------

Net asset value, end of period                                      $ 21.39          $ 11.67
                                                                    =======          =======

Total return (%)(a)                                                   83.3             16.7
Net assets, end of period (000)                                    $94,690          $17,674
Ratios to average net assets:
  Net expenses (%)(b)(c)                                              0.90             0.90
  Gross expenses (%)(c)                                               0.96             2.17
  Net investment income (loss) (%)(c)                                (0.55)           (0.51)
Portfolio turnover (%)                                                 112               56

*   COMMENCEMENT OF OPERATIONS ON MAY 7, 1999.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
SMALL COMPANY VALUE FUND


                                                                 SIX MONTHS
                                                                    ENDED         PERIOD ENDED
                                                               MARCH 31, 2000     SEPTEMBER 30,
                                                               --------------     -------------
                                                                 (UNAUDITED)          1999*
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 9.40          $ 10.00
                                                                     ------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                         0.04             0.02
  Net realized and unrealized gain (loss) on investments               1.59            (0.62)
                                                                     ------          -------

    Total from investment operations                                   1.63            (0.60)
                                                                     ------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                                (0.04)            0.00
  Distributions from net realized capital gains                       (0.32)            0.00
                                                                     ------          -------
    Total distributions                                               (0.36)            0.00
                                                                     ------          -------

Net asset value, end of period                                      $ 10.67           $ 9.40
                                                                    =======          =======

Total return (%)(a)                                                    18.0             (6.0)
Net assets, end of period (000)                                     $44,584          $37,891
Ratios to average net assets:
  Net expenses (%)(b)(c)                                               0.90             0.90
  Gross expenses (%)(c)                                                1.18             1.31
  Net investment income (loss) (%)(c)                                  0.83             0.82
Portfolio turnover (%)                                                   66               36


*    COMMENCEMENT OF OPERATIONS ON JUNE 30, 1999.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

1. Loomis Sayles Investment Trust (the "Trust") consists of nine no-load mutual funds (the "Funds").

The Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on December 23, 1993. The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), and the interests in which were registered for offer and sale, effective March 7, 1997, under the Securities Act of 1933, as amended (the "1933 Act"). The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each fund.

The Trust consists of the following Funds:

Loomis Sayles California Tax-Free Income Fund
Loomis Sayles Core Fixed Income Fund
Loomis Sayles Fixed Income Fund
Loomis Sayles High Yield Fixed Income Fund
Loomis Sayles Intermediate Duration Fixed Income Fund
Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Provident Fund
Loomis Sayles Small Company Growth Fund
Loomis Sayles Small Company Value Fund

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Loomis Sayles Investment Trust Funds:

A. SECURITY VALUATION -- Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Municipal debt securities are valued by a pricing service, as approved by the Board of Trustees, which generally uses a computerized matrix system or dealer supplied quotations that consider market transactions for comparable securities. Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of each of the Funds (including those Funds that invest in foreign securities) are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses from the sale of holdings of foreign currencies, foreign currency gains and losses between trade dates and settlement dates on investment securities transactions, sales and maturities of forward foreign currency exchange contracts, and the difference between the amounts of daily interest accruals on the books of the Funds and the amounts actually received resulting from changes in exchange rates on the payable date.

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counter parties do not perform under the contracts' terms. The U.S. dollar value of foreign currency is determined using contractual currency exchange rates established at the time of each trade.

Each Fund (except the California Tax-Free Income Fund) may purchase securities of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those securities of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts to protect securities against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2000, there were no open forward foreign currency exchange contracts.

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to the effective interest method. Interest income on the California Tax-Free Income Fund is decreased by the amortization of premium. Premiums are amortized using the yield to maturity method. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular fund. Expenses, which cannot be directly attributed, are apportioned among the Funds based upon relative net assets.

F. FEDERAL INCOME TAXES -- Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The California Tax-Free Income, the Intermediate Duration Fixed Income and the Investment Grade Fixed Income Funds pay their net investment income monthly. The Core Fixed Income, Fixed Income, High Yield Fixed Income, Provident, Small Company Growth and Small Company Value Funds pay their net investment income to shareholders annually. Distributions from net realized capital gains, if any, are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for securities contributed or redeemed-in-kind, foreign currency transactions, capital loss carryforwards, deferred losses due to wash sales and excise tax regulations. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods.

H. ORGANIZATION EXPENSE -- In 1996, costs approximating $11,970 were incurred in connection with the initial registration and organization of the Core Fixed Income Fund. These costs were paid by the Fund and are being amortized over 60 months.

2. PURCHASES AND SALES OF SECURITIES -- (excluding short-term investments) for each Fund for the six months ended March 31, 2000 were as follows:


                                                                    PURCHASES
                                                       ------------------------------------
                                                       U.S. GOVERNMENT            OTHER
                                                       ---------------         ------------
California Tax-Free Income Fund                           $        0           $          0
Core Fixed Income Fund                                     5,707,501              5,326,167
Fixed Income Fund                                          8,528,232             99,078,821
High Yield Fixed Income Fund                                       0              9,978,561
Intermediate Duration Fixed Income Fund                      581,388              2,335,394
Investment Grade Fixed Income Fund                                 0             21,224,092
Provident Fund                                                     0             36,888,590
Small Company Growth Fund                                          0            107,613,648
Small Company Value Fund                                           0             26,284,691


                                                                      SALES
                                                       ------------------------------------
                                                       U.S. GOVERNMENT            OTHER
                                                       ---------------         ------------
California Tax-Free Income Fund                          $         0           $  3,825,586
Core Fixed Income Fund                                     6,853,438              5,829,500
Fixed Income Fund                                         15,812,028             12,405,167
High Yield Fixed Income Fund                                 767,938              4,096,921
Intermediate Duration Fixed Income Fund                      844,670                378,592
Investment Grade Fixed Income Fund                         5,453,756             10,063,902
Provident Fund                                                     0             36,727,403
Small Company Growth Fund                                          0             58,910,225
Small Company Value Fund                                           0             24,748,283

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- During the six months ended March 31, 2000, the Funds incurred management fees payable to Loomis Sayles. Certain officers and directors of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. Separate management agreements for each Fund in effect during the six months ended March 31, 2000 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Funds to the following percentage rate of the Fund's average annual net assets:


                                           MANAGEMENT      MAXIMUM OPERATING
FUND                                          FEES           EXPENSE RATIO
----                                       ----------      -----------------
California Tax-Free Income Fund .........     0.50%             0.65%
Core Fixed Income Fund (1) ..............     0.35%             0.50%
Fixed Income Fund .......................     0.50%             0.65%
High Yield Fixed Income Fund ............     0.60%             0.75%
Intermediate Duration Fixed Income Fund..     0.40%             0.55%
Investment Grade Fixed Income Fund ......     0.40%             0.55%
Provident Fund ..........................     0.50%             0.65%
Small Company Growth Fund ...............     0.75%             0.90%
Small Company Value Fund ................     0.75%             0.90%

(1) ON NOVEMBER 9, 1999, THE BOARD OF TRUSTEES OF THE TRUST VOTED EFFECTIVE DECEMBER 1, 1999 TO LOWER THE CORE FIXED INCOME FUND'S MANAGEMENT FEE FROM 0.50% TO 0.35% THEREBY DECREASING THE MAXIMUM OPERATING EXPENSE RATIO FROM 0.65% TO 0.50%.

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, Metropolitan Life Insurance Company or their affiliates. Each independent Trustee is compensated by the Trust at the rate of $10,000 per annum, plus travel expenses for each meeting attended. These expenses are allocated evenly among the Funds in the Trust.

4. CREDIT RISK -- The Core Fixed Income Fund may invest up to 10%, the Fixed Income Fund may invest up to 35%, the High Yield Fixed Income Fund will invest at least 65%, and the Investment Grade Fixed Income Fund may invest up to 10% of its total assets in securities offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These securities are regarded as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher-rated categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

5. CONCENTRATION -- The California Tax-Free Income Fund primarily invests in debt obligations issued by the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that does not concentrate its investments in the securities of issuers of a single state.

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                                                                             108

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

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                                                                             110

                                LOOMIS, SAYLES FUNDS
                                ONE FINANCIAL CENTER
                                BOSTON, MA 02111

                                TELEPHONE (888)226-9699
                                www.loomissayles.com